Schwab Strategic Trust
Schwab International Dividend Equity ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 12.5%
Ampol Ltd.	150,077	2,844,062
BHP Group Ltd.	1,269,799	33,559,937
Harvey Norman Holdings Ltd.	393,565	1,220,407
QBE Insurance Group Ltd.	247,245	3,221,355
Rio Tinto Ltd.	231,817	17,856,274
Telstra Group Ltd.	2,539,283	6,517,612
Wesfarmers Ltd.	699,390	32,727,018
		97,946,665

Brazil 1.4%
Ambev SA	1,782,798	3,801,097
BB Seguridade Participacoes SA	114,255	641,634
Engie Brasil Energia SA	145,451	925,718
Klabin SA	568,409	2,114,403
Neoenergia SA	117,811	382,795
Telefonica Brasil SA	226,750	1,880,643
TIM SA	461,794	1,225,129
		10,971,419

Canada 6.9%
Bank of Nova Scotia	203,107	11,583,112
BCE, Inc.	187,449	5,073,969
Great-West Lifeco, Inc.	44,595	1,605,567
iA Financial Corp., Inc.	15,563	1,487,552
Manulife Financial Corp.	293,485	9,447,108
Quebecor, Inc., Class B	97,931	2,312,323
Sun Life Financial, Inc.	94,753	5,831,422
Toronto-Dominion Bank	288,656	16,334,118
		53,675,171

China 1.6%
China Construction Bank Corp., H Shares	16,217,882	12,192,251
People's Insurance Co. Group of China Ltd., H Shares	1,535,385	732,023
		12,924,274

Denmark 0.2%
Tryg AS	54,988	1,266,258

Finland 2.5%
Elisa OYJ	93,558	4,237,230
Kesko OYJ, B Shares	110,176	2,189,463
Kone OYJ, B Shares	249,889	12,948,546
		19,375,239

France 10.6%
AXA SA	282,522	9,841,227
Cie Generale des Etablissements Michelin SCA	458,187	14,881,072
SECURITY	NUMBER OF SHARES	VALUE ($)
TotalEnergies SE	495,435	28,764,628
Vinci SA	276,825	29,197,335
		82,684,262

Germany 2.7%
Deutsche Post AG	578,321	21,238,312

India 4.5%
HCL Technologies Ltd.	615,827	13,468,989
Indian Oil Corp. Ltd.	2,199,485	3,608,617
ITC Ltd.	1,213,643	6,847,692
Petronet LNG Ltd.	345,249	1,361,036
Power Grid Corp. of India Ltd.	2,639,908	10,291,412
		35,577,746

Indonesia 1.4%
Bank Mandiri Persero Tbk. PT	7,383,143	2,865,657
Bank Rakyat Indonesia Persero Tbk. PT	11,724,884	3,144,888
Telkom Indonesia Persero Tbk. PT, Class B	27,637,561	4,726,904
		10,737,449

Italy 7.1%
Enel SpA	4,326,659	31,120,468
Eni SpA	1,357,006	19,214,422
Generali	178,533	5,106,384
		55,441,274

Japan 10.2%
Daito Trust Construction Co. Ltd.	38,369	4,272,874
Japan Tobacco, Inc.	445,154	12,505,275
KDDI Corp.	891,676	29,389,061
Niterra Co. Ltd.	105,400	3,252,146
Ono Pharmaceutical Co. Ltd.	2,285,318	26,355,300
Sompo Holdings, Inc.	163,259	4,289,510
		80,064,166

Malaysia 0.2%
Telekom Malaysia Bhd.	1,215,000	1,735,714

Mexico 0.5%
Arca Continental SAB de CV	200,355	1,701,420
Coca-Cola Femsa SAB de CV	215,197	1,710,826
Kimberly-Clark de Mexico SAB de CV, A Shares	566,402	764,373
		4,176,619

Netherlands 2.7%
Koninklijke Ahold Delhaize NV	378,035	13,036,516
Koninklijke KPN NV	2,105,240	8,162,672
		21,199,188

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.3%
Spark New Zealand Ltd.	1,177,510	2,040,909

Norway 0.7%
Gjensidige Forsikring ASA	32,023	568,924
Telenor ASA	391,166	4,599,976
		5,168,900

Qatar 0.8%
Industries Qatar QSC	916,219	3,266,279
Ooredoo QPSC	446,848	1,453,085
Qatar Fuel QSC	333,063	1,354,755
		6,074,119

Republic of Korea 0.7%
GS Holdings Corp.	27,436	822,067
KT&G Corp.	41,472	3,620,866
LG Uplus Corp.	135,889	1,128,959
		5,571,892

Russia 0.0%
Severstal PAO *(a)(b)	708	0

Saudi Arabia 1.6%
Jarir Marketing Co.	349,592	1,181,777
Saudi Telecom Co.	1,042,921	11,048,539
		12,230,316

Singapore 2.9%
DBS Group Holdings Ltd.	333,118	10,542,794
Jardine Cycle & Carriage Ltd.	41,493	874,335
Singapore Exchange Ltd.	137,362	1,303,282
Singapore Technologies Engineering Ltd.	929,021	3,118,334
United Overseas Bank Ltd.	253,181	6,866,565
		22,705,310

South Africa 0.8%
Bidvest Group Ltd.	196,751	3,007,182
Sanlam Ltd.	276,405	1,348,074
Vodacom Group Ltd. (c)	351,129	1,969,491
		6,324,747

Spain 0.9%
Endesa SA	200,234	4,386,245
Naturgy Energy Group SA	96,960	2,388,183
		6,774,428

Switzerland 9.4%
Coca-Cola HBC AG *	81,254	2,895,913
Kuehne & Nagel International AG	33,324	7,965,987
Roche Holding AG	100,312	29,091,619
SGS SA	94,932	9,426,392
Swisscom AG	15,860	9,154,154
Zurich Insurance Group AG	24,210	15,350,404
		73,884,469

Taiwan 1.2%
Advantech Co. Ltd.	283,301	2,926,068
Chicony Electronics Co. Ltd.	388,752	1,878,954
SECURITY	NUMBER OF SHARES	VALUE ($)
Radiant Opto-Electronics Corp.	269,405	1,579,954
Simplo Technology Co. Ltd.	107,436	1,246,910
Synnex Technology International Corp.	766,859	1,784,766
		9,416,652

Thailand 0.6%
Intouch Holdings PCL NVDR	522,639	1,447,648
PTT Exploration & Production PCL NVDR	832,900	3,096,283
Tisco Financial Group PCL NVDR	62,396	175,558
TMBThanachart Bank PCL NVDR	7,426,400	381,091
		5,100,580

United Arab Emirates 0.4%
Abu Dhabi Islamic Bank PJSC	247,767	880,967
Emirates NBD Bank PJSC	405,478	2,207,855
		3,088,822

United Kingdom 14.1%
British American Tobacco PLC	807,237	30,658,037
GSK PLC	1,508,893	25,603,681
Imperial Brands PLC	319,581	10,435,368
Schroders PLC	150,931	604,682
Unilever PLC	506,420	30,259,643
Vodafone Group PLC	14,042,163	12,650,871
		110,212,282
Total Common Stocks (Cost $758,407,331)		777,607,182

PREFERRED STOCKS 0.0% OF NET ASSETS

Russia 0.0%
Sberbank of Russia PJSC *(a)(b)	69,290	0
Total Preferred Stocks (Cost $260,897)		0

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)	1,438,224	1,438,224
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)(e)	1,770,000	1,770,000
		3,208,224
Total Short-Term Investments (Cost $3,208,224)		3,208,224

Total Investments in Securities (Cost $761,876,452)		780,815,406

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/20/24	33	3,847,305	(65,963)
MSCI Emerging Markets Index, expires 12/20/24	20	1,090,600	(36,745)
			(102,708)

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(b)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $1,654,662.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$777,607,182	$—	$—	$777,607,182
Russia	—	—	0 *	0
Preferred Stocks
Russia	—	—	0 *	0
Short-Term Investments[1]	3,208,224	—	—	3,208,224
Liabilities
Futures Contracts[2]	(102,708)	—	—	(102,708)
Total	$780,712,698	$—	$0	$780,712,698

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab International Equity ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 7.0%
AGL Energy Ltd.	1,151,747	8,403,424
ALS Ltd.	928,570	9,424,607
Amcor PLC	2,875,522	30,927,507
AMP Ltd.	5,448,926	5,537,537
Ampol Ltd.	456,858	8,657,771
Ansell Ltd.	292,567	6,320,057
ANZ Group Holdings Ltd.	5,959,221	121,006,151
APA Group	2,627,818	12,359,862
Aristocrat Leisure Ltd.	1,261,071	55,658,307
ASX Ltd.	390,680	16,812,833
Atlas Arteria Ltd.	2,261,362	7,071,190
Aurizon Holdings Ltd.	3,394,908	7,475,252
Bank of Queensland Ltd.	1,257,016	5,650,294
Beach Energy Ltd.	3,415,310	2,736,632
Bendigo & Adelaide Bank Ltd.	1,078,286	9,426,873
BHP Group Ltd.	9,977,410	263,696,265
BlueScope Steel Ltd.	878,360	12,662,957
Brambles Ltd.	2,765,508	34,284,266
CAR Group Ltd.	746,091	20,170,704
Challenger Ltd.	1,109,837	4,497,081
Charter Hall Group	906,467	9,282,943
Cleanaway Waste Management Ltd.	4,307,346	8,081,340
Cochlear Ltd.	126,814	25,134,177
Coles Group Ltd.	2,575,995	31,196,477
Commonwealth Bank of Australia	3,322,530	343,240,461
Computershare Ltd.	1,145,173	23,790,675
CSL Ltd.	956,082	175,777,823
Deterra Royalties Ltd.	820,375	2,004,125
Dexus	2,096,765	9,944,027
Domain Holdings Australia Ltd.	497,134	932,711
Domino's Pizza Enterprises Ltd.	124,487	2,643,764
Downer EDI Ltd.	1,327,050	4,970,914
Endeavour Group Ltd.	3,135,495	8,926,243
Evolution Mining Ltd.	3,710,104	12,229,755
Flight Centre Travel Group Ltd.	395,490	4,511,311
Fortescue Ltd.	3,142,920	38,881,181
Goodman Group	3,715,165	91,751,473
GPT Group	3,662,281	11,356,376
GQG Partners, Inc.	1,214,144	1,858,742
Harvey Norman Holdings Ltd.	1,132,886	3,512,969
IDP Education Ltd.	536,272	4,464,750
IGO Ltd.	1,195,163	3,776,157
Iluka Resources Ltd.	810,780	2,947,260
Incitec Pivot Ltd.	3,721,033	7,781,256
Insignia Financial Ltd.	1,271,055	2,600,011
Insurance Australia Group Ltd.	4,724,489	26,253,368
James Hardie Industries PLC *	870,385	31,871,767
JB Hi-Fi Ltd.	224,938	13,314,250
Lendlease Corp. Ltd.	1,326,897	6,189,155
Liontown Resources Ltd. *(a)	3,279,862	1,559,766
Lottery Corp. Ltd.	4,527,408	15,277,790
Lynas Rare Earths Ltd. *	1,792,780	8,035,198
Macquarie Group Ltd.	705,977	106,289,519
Magellan Financial Group Ltd.	259,080	1,844,740
Medibank Pvt Ltd.	5,300,498	13,190,498
SECURITY	NUMBER OF SHARES	VALUE ($)
Metcash Ltd.	2,282,747	4,639,739
Mineral Resources Ltd.	350,407	7,676,810
Mirvac Group	7,678,782	10,805,061
National Australia Bank Ltd.	6,135,738	156,287,670
New Hope Corp. Ltd.	1,023,936	3,135,103
NEXTDC Ltd. *	1,245,555	13,201,753
Northern Star Resources Ltd.	2,243,827	25,595,090
Nufarm Ltd.	736,404	1,822,976
Orica Ltd.	985,086	11,621,809
Origin Energy Ltd.	3,432,963	24,309,712
Orora Ltd.	2,511,136	3,975,188
Perpetual Ltd.	216,318	3,055,154
Pilbara Minerals Ltd. *(a)	5,926,924	9,228,018
Pro Medicus Ltd.	97,441	15,989,461
Qantas Airways Ltd. *	1,634,396	9,337,660
QBE Insurance Group Ltd.	3,007,136	39,179,981
Qube Holdings Ltd.	3,550,714	9,206,190
Ramsay Health Care Ltd.	340,052	8,770,250
REA Group Ltd.	102,389	16,777,384
Reece Ltd.	414,775	6,955,082
Region RE Ltd.	2,319,852	3,309,676
Rio Tinto Ltd.	739,708	56,977,828
Santos Ltd.	6,383,091	27,486,133
Scentre Group	10,258,390	24,592,811
SEEK Ltd.	672,399	11,441,458
SGH Ltd.	409,694	13,213,981
Sims Ltd.	306,766	2,619,938
Sonic Healthcare Ltd.	935,280	17,407,365
South32 Ltd.	9,114,920	22,089,046
Star Entertainment Group Ltd. *	6,483,955	823,675
Steadfast Group Ltd.	2,181,518	8,256,882
Stockland	4,616,390	15,698,355
Suncorp Group Ltd.	2,512,459	32,243,811
Tabcorp Holdings Ltd.	4,350,284	1,516,186
Telstra Group Ltd.	8,112,814	20,823,268
TPG Telecom Ltd.	701,844	2,057,474
Transurban Group	6,166,577	51,420,380
Treasury Wine Estates Ltd.	1,640,647	12,109,500
Vicinity Ltd.	7,279,691	10,243,488
Washington H Soul Pattinson & Co. Ltd.	480,098	10,884,044
Wesfarmers Ltd.	2,243,457	104,979,565
Westpac Banking Corp.	6,862,855	149,146,140
Whitehaven Coal Ltd.	1,350,741	5,790,008
WiseTech Global Ltd.	322,655	26,925,804
Woodside Energy Group Ltd.	3,772,945	60,242,771
Woolworths Group Ltd.	2,419,266	47,564,618
Worley Ltd.	925,276	8,360,436
Xero Ltd. *	299,585	33,929,379
Yancoal Australia Ltd.	597,823	2,406,812
		2,864,333,465

Austria 0.2%
ANDRITZ AG	132,465	7,401,217
Erste Group Bank AG	615,451	33,737,056
OMV AG	273,323	10,946,892
Raiffeisen Bank International AG	252,144	4,916,167
Telekom Austria AG	289,013	2,396,257

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Verbund AG	126,623	10,097,315
voestalpine AG	214,888	4,157,995
		73,652,899

Belgium 0.8%
Ackermans & van Haaren NV	42,707	8,475,634
Ageas SA	332,385	16,766,873
Anheuser-Busch InBev SA	1,799,077	96,795,469
Argenx SE *	118,247	73,236,980
D'ieteren Group	42,931	9,150,367
Elia Group SA	71,672	6,710,805
Groupe Bruxelles Lambert NV	172,056	11,893,942
KBC Group NV	470,852	33,936,713
Lotus Bakeries NV	749	9,002,651
Sofina SA	35,596	8,256,194
Syensqo SA	141,423	10,494,809
UCB SA	238,313	46,653,761
Warehouses De Pauw CVA	331,033	7,314,410
		338,688,608

Canada 9.6%
Agnico Eagle Mines Ltd.	987,922	83,301,126
Alimentation Couche-Tard, Inc.	1,553,582	90,885,906
Bank of Montreal	1,443,101	137,595,246
Bank of Nova Scotia	2,425,114	138,303,291
Barrick Gold Corp.	3,469,525	60,759,742
BCE, Inc.	605,882	16,400,334
Brookfield Asset Management Ltd., Class A	827,960	47,490,246
Brookfield Corp.	2,943,693	180,891,580
Cameco Corp.	869,975	52,099,706
Canadian Imperial Bank of Commerce	1,856,207	120,481,443
Canadian National Railway Co.	1,115,140	124,515,936
Canadian Natural Resources Ltd.	4,156,313	141,062,025
Canadian Pacific Kansas City Ltd.	1,853,228	141,769,990
Cenovus Energy, Inc.	2,551,193	40,413,856
CGI, Inc.	401,857	45,485,339
Constellation Software, Inc.	39,058	132,062,151
Dollarama, Inc.	546,304	56,903,171
Enbridge, Inc.	4,218,917	182,508,876
Fairfax Financial Holdings Ltd.	42,297	60,003,950
Fortis, Inc.	979,819	43,800,215
Franco-Nevada Corp.	382,842	46,876,715
George Weston Ltd.	108,844	17,494,799
Great-West Lifeco, Inc.	549,212	19,773,436
Hydro One Ltd.	641,590	20,982,328
Imperial Oil Ltd.	324,573	24,036,692
Intact Financial Corp.	349,373	66,540,940
Loblaw Cos. Ltd.	285,918	37,104,096
Magna International, Inc.	527,945	23,992,530
Manulife Financial Corp.	3,583,729	115,358,116
Metro, Inc.	416,091	27,111,368
National Bank of Canada	676,520	67,021,454
Nutrien Ltd.	977,962	45,679,902
Pembina Pipeline Corp.	1,160,213	47,795,655
Power Corp. of Canada	1,064,716	35,861,877
Restaurant Brands International, Inc.	615,241	42,846,945
Royal Bank of Canada	2,799,787	352,255,457
Shopify, Inc., Class A *	2,394,267	276,747,614
South Bow Corp. *	408,217	10,775,774
Sun Life Financial, Inc.	1,159,618	71,366,841
Suncor Energy, Inc.	2,541,920	101,139,423
TC Energy Corp.	2,058,970	100,378,739
Teck Resources Ltd., Class B	1,013,376	47,312,352
TELUS Corp.	995,992	15,507,357
Thomson Reuters Corp.	270,869	44,193,347
SECURITY	NUMBER OF SHARES	VALUE ($)
Toronto-Dominion Bank	3,503,863	198,272,375
Tourmaline Oil Corp.	693,559	32,732,478
Waste Connections, Inc.	511,137	99,084,244
Wheaton Precious Metals Corp.	889,192	55,327,220
		3,940,304,203

Denmark 2.5%
AP Moller - Maersk AS, Class A	5,717	9,367,751
AP Moller - Maersk AS, Class B	5,813	9,858,473
Carlsberg AS, Class B	180,761	18,606,018
Coloplast AS, Class B	244,467	30,792,940
Danske Bank AS	1,324,399	38,019,498
Demant AS *	188,233	7,176,367
DSV AS	381,304	81,380,134
Genmab AS *	128,320	27,732,095
H Lundbeck AS	602,297	3,753,161
H Lundbeck AS, Class A	13,723	70,354
Novo Nordisk AS, Class B	6,126,154	657,036,740
Novonesis (Novozymes) B, Class B	685,725	40,176,240
Orsted AS *	375,760	20,850,130
Pandora AS	162,119	26,093,789
Rockwool AS, B Shares	16,018	5,839,163
Svitzer Group AS *	25,090	800,741
Tryg AS	660,562	15,211,356
Vestas Wind Systems AS *	2,000,479	31,079,528
Zealand Pharma AS *	129,965	13,436,404
		1,037,280,882

Finland 0.8%
Elisa OYJ	291,576	13,205,440
Fortum OYJ	897,267	13,518,852
Kesko OYJ, B Shares	558,903	11,106,750
Kone OYJ, B Shares	644,103	33,375,609
Metso OYJ	1,231,289	10,827,863
Neste OYJ	831,047	12,644,020
Nokia OYJ	10,379,374	43,626,062
Nordea Bank Abp	6,665,504	75,364,358
Orion OYJ, B Shares	218,834	10,336,248
Sampo OYJ, A Shares	988,251	42,315,292
Stora Enso OYJ, R Shares	1,180,582	11,461,792
UPM-Kymmene OYJ	1,048,055	27,563,208
Valmet OYJ	316,184	7,410,432
Wartsila OYJ Abp	973,541	17,691,117
		330,447,043

France 8.5%
Accor SA	446,178	20,584,348
Aeroports de Paris SA	60,895	7,042,747
Air Liquide SA	1,125,561	186,977,296
Airbus SE	1,159,256	180,673,450
Alstom SA *	716,461	16,110,705
Amundi SA	108,571	7,069,574
Arkema SA	119,035	9,429,361
AXA SA	3,550,963	123,692,434
Ayvens SA	364,044	2,389,689
BioMerieux	81,791	8,539,423
BNP Paribas SA	1,983,260	118,644,944
Bollore SE	1,470,564	9,062,982
Bouygues SA	381,032	11,332,884
Bureau Veritas SA	601,767	18,304,893
Capgemini SE	317,354	50,915,274
Carrefour SA	1,011,574	15,385,318
Cie de Saint-Gobain SA	903,666	82,407,421
Cie Generale des Etablissements Michelin SCA	1,388,253	45,087,907
Covivio SA	116,436	6,394,947

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Credit Agricole SA	2,000,619	26,772,402
Danone SA	1,239,431	84,645,601
Dassault Aviation SA	35,625	7,088,953
Dassault Systemes SE	1,328,276	45,805,523
Edenred SE	498,003	16,463,518
Eiffage SA	153,939	13,885,223
Engie SA	3,473,289	55,339,161
EssilorLuxottica SA	603,639	146,512,154
Eurazeo SE	91,127	6,694,075
Eurofins Scientific SE	255,715	12,637,338
Euronext NV	155,692	17,381,515
Gecina SA	105,414	10,616,108
Getlink SE	724,638	11,836,338
Hermes International SCA	66,996	146,121,886
Ipsen SA	65,464	7,564,256
JCDecaux SE *	140,509	2,091,036
Kering SA	142,048	33,119,378
Klepierre SA	397,253	12,008,345
La Francaise des Jeux SACA	192,581	7,607,315
Legrand SA	503,449	50,451,780
L'Oreal SA	455,481	158,106,688
LVMH Moet Hennessy Louis Vuitton SE	487,247	304,918,564
Neoen SA	130,787	5,461,948
Orange SA	3,818,693	40,675,883
Pernod Ricard SA	404,632	45,258,747
Pluxee NV *	166,572	3,577,606
Publicis Groupe SA	447,206	48,509,232
Remy Cointreau SA	42,763	2,635,454
Renault SA	385,515	16,503,050
Rexel SA	456,882	11,793,741
Safran SA	667,241	155,395,220
Sanofi SA	2,180,721	212,108,912
Sartorius Stedim Biotech	49,056	9,344,469
Schneider Electric SE	1,054,919	271,309,136
SCOR SE	321,817	8,008,121
SEB SA	49,037	4,651,002
Societe Generale SA	1,463,763	38,797,550
Sodexo SA	176,481	14,650,986
SOITEC *	54,999	4,539,731
STMicroelectronics NV	1,295,042	33,197,086
Teleperformance SE	118,958	11,184,783
Thales SA	193,827	28,967,903
TotalEnergies SE	3,979,699	231,058,687
Unibail-Rodamco-Westfield *	205,814	16,860,058
Veolia Environnement SA	1,223,503	35,627,729
Vinci SA	993,422	104,778,378
Vivendi SE	1,309,411	12,018,274
Wendel SE	52,704	5,229,820
		3,469,856,260

Germany 7.1%
adidas AG	327,833	77,250,016
Allianz SE	773,062	238,583,758
BASF SE	1,763,166	78,996,928
Bayer AG	1,934,552	39,615,009
Bayerische Motoren Werke AG	577,621	42,718,050
Bechtle AG	156,433	5,138,485
Beiersdorf AG	196,208	25,417,370
Brenntag SE	256,411	16,520,106
Carl Zeiss Meditec AG, Bearer Shares	81,738	4,882,058
Commerzbank AG	2,056,476	31,549,038
Continental AG	220,585	14,454,202
Covestro AG *	378,952	23,102,388
CTS Eventim AG & Co. KGaA	121,530	10,724,481
Daimler Truck Holding AG	1,037,322	39,223,194
Delivery Hero SE *	384,596	15,736,593
SECURITY	NUMBER OF SHARES	VALUE ($)
Deutsche Bank AG	3,852,963	65,413,162
Deutsche Boerse AG	368,983	86,322,980
Deutsche Lufthansa AG	1,152,015	7,709,383
Deutsche Post AG	1,933,846	71,018,732
Deutsche Telekom AG	6,610,174	211,404,925
Deutsche Wohnen SE	94,695	2,475,418
DWS Group GmbH & Co. KGaA	61,975	2,580,355
E.ON SE	4,385,879	56,445,395
Evonik Industries AG	502,590	9,217,963
Fielmann Group AG	46,016	1,897,913
Fraport AG Frankfurt Airport Services Worldwide *	67,566	3,707,320
Fresenius Medical Care AG	411,791	18,093,247
Fresenius SE & Co. KGaA *	817,876	28,739,989
FUCHS SE	56,096	1,934,467
GEA Group AG	330,835	16,534,936
Hannover Rueck SE	118,304	30,875,821
Heidelberg Materials AG	256,115	32,298,747
Henkel AG & Co. KGaA	196,239	14,892,185
HOCHTIEF AG	39,847	4,957,780
Infineon Technologies AG	2,571,494	83,693,942
KION Group AG	138,634	4,944,782
Knorr-Bremse AG	126,681	9,653,708
LEG Immobilien SE	150,637	13,959,685
Mercedes-Benz Group AG	1,663,613	93,056,480
Merck KGaA	257,291	38,479,922
MTU Aero Engines AG	106,431	36,219,297
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	262,685	137,142,551
Nemetschek SE	104,127	10,799,936
Puma SE	208,113	9,737,541
Qiagen NV *	442,559	19,344,632
Rational AG	9,765	9,127,711
Rheinmetall AG	86,347	56,762,717
RTL Group SA	74,699	1,921,145
RWE AG	1,397,758	47,050,082
SAP SE	2,175,742	516,824,614
Sartorius AG	4,640	880,178
Scout24 SE	142,404	12,792,129
Siemens AG	1,471,291	284,626,643
Siemens Energy AG *	1,251,410	67,435,163
Siemens Healthineers AG	546,394	29,616,853
Symrise AG	257,242	28,392,557
Talanx AG	123,990	10,502,855
Traton SE (a)	116,730	3,538,431
Volkswagen AG	57,933	5,103,151
Vonovia SE	1,392,397	46,178,420
Wacker Chemie AG	28,009	2,093,301
Zalando SE *	450,534	13,999,631
		2,924,310,451

Hong Kong 1.9%
AAC Technologies Holdings, Inc.	1,303,852	5,864,490
AIA Group Ltd.	22,242,288	166,212,265
ASMPT Ltd.	668,103	6,632,478
Bank of East Asia Ltd.	2,690,415	3,381,365
BOC Aviation Ltd.	397,584	3,073,254
BOC Hong Kong Holdings Ltd.	7,194,342	22,096,468
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	3,241,026	3,082,110
Cathay Pacific Airways Ltd.	1,907,082	2,379,702
Champion REIT	3,737,301	811,668
Chow Tai Fook Jewellery Group Ltd.	3,376,317	3,093,618
CK Asset Holdings Ltd.	3,740,116	15,284,319
CK Hutchison Holdings Ltd.	5,277,745	27,468,650
CK Infrastructure Holdings Ltd.	1,138,174	7,839,842

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CLP Holdings Ltd.	3,375,696	28,327,640
Dah Sing Banking Group Ltd.	649,366	599,167
DFI Retail Group Holdings Ltd.	605,668	1,544,453
ESR Group Ltd. (b)	5,426,527	7,977,777
First Pacific Co. Ltd.	4,251,255	2,442,073
FIT Hon Teng Ltd. *(a)	2,159,495	885,272
Galaxy Entertainment Group Ltd.	4,333,321	19,239,900
Hang Lung Group Ltd.	1,695,014	2,178,247
Hang Lung Properties Ltd.	3,546,006	2,875,429
Hang Seng Bank Ltd.	1,447,067	17,192,120
Henderson Land Development Co. Ltd.	2,515,264	7,886,917
Hong Kong & China Gas Co. Ltd.	21,905,173	16,608,583
Hong Kong Exchanges & Clearing Ltd.	2,507,720	93,392,352
Hongkong Land Holdings Ltd.	2,123,475	9,661,811
Huabao International Holdings Ltd. (a)	1,831,263	529,501
HUTCHMED China Ltd. *	952,168	3,242,600
Hysan Development Co. Ltd.	1,190,022	1,914,667
Jardine Matheson Holdings Ltd.	395,656	17,274,341
Johnson Electric Holdings Ltd.	678,653	941,901
Kerry Logistics Network Ltd.	551,070	519,801
Kerry Properties Ltd.	1,154,462	2,314,398
Lenovo Group Ltd.	15,172,926	17,763,216
Link REIT	5,090,838	22,145,314
Man Wah Holdings Ltd.	2,927,014	1,824,318
Melco International Development Ltd. *(a)	1,479,326	916,315
MGM China Holdings Ltd.	1,422,897	1,784,667
MMG Ltd. *	6,830,359	2,317,295
MTR Corp. Ltd.	2,812,176	9,847,883
NagaCorp Ltd. *	2,728,678	1,076,526
New World Development Co. Ltd. (a)(b)	2,717,509	2,245,514
Nexteer Automotive Group Ltd.	1,575,365	581,028
NWS Holdings Ltd.	1,763,462	1,781,240
Orient Overseas International Ltd.	252,280	3,222,575
PCCW Ltd.	8,089,367	4,407,723
Power Assets Holdings Ltd.	2,749,866	18,022,523
PRADA SpA	1,097,202	7,515,324
Samsonite International SA	2,706,413	7,303,773
Sands China Ltd. *	4,927,953	12,564,410
Shangri-La Asia Ltd.	2,134,935	1,484,280
Shenzhou International Group Holdings Ltd.	1,520,512	11,626,278
Sino Land Co. Ltd.	7,191,599	7,042,297
SITC International Holdings Co. Ltd.	2,478,784	6,450,563
SJM Holdings Ltd. *	4,510,695	1,588,283
Sun Hung Kai Properties Ltd.	2,792,644	27,723,493
Super Hi International Holding Ltd. *(a)	314,131	660,432
Swire Pacific Ltd., A Shares	835,226	6,874,752
Swire Pacific Ltd., B Shares	1,587,797	2,109,839
Swire Properties Ltd.	1,981,814	3,947,558
Techtronic Industries Co. Ltd.	2,588,821	36,462,502
United Energy Group Ltd.	14,469,620	539,249
VTech Holdings Ltd.	317,473	2,168,423
WH Group Ltd.	16,239,049	12,875,961
Wharf Holdings Ltd.	2,069,728	5,678,649
Wharf Real Estate Investment Co. Ltd.	3,263,452	8,744,141
Wynn Macau Ltd.	2,846,196	2,136,051
Xinyi Glass Holdings Ltd.	4,076,933	4,249,016
Yue Yuen Industrial Holdings Ltd.	1,405,916	3,143,710
		765,594,300

SECURITY	NUMBER OF SHARES	VALUE ($)
Ireland 0.2%
AIB Group PLC	3,597,143	19,566,415
Bank of Ireland Group PLC	2,035,318	17,816,745
Glanbia PLC	342,072	5,282,156
Kerry Group PLC, Class A	295,334	28,526,172
Kingspan Group PLC	300,239	22,578,414
		93,769,902

Israel 0.6%
Airport City Ltd. *	139,389	2,315,706
Amot Investments Ltd.	418,652	2,304,190
Azrieli Group Ltd.	69,216	5,540,098
Bank Hapoalim BM	2,668,442	30,584,346
Bank Leumi Le-Israel BM	3,033,136	34,455,604
Bezeq The Israeli Telecommunication Corp. Ltd.	4,486,665	6,434,467
Big Shopping Centers Ltd. *	25,066	3,315,567
Camtek Ltd.	54,709	4,123,132
Delek Group Ltd.	14,357	1,924,323
Elbit Systems Ltd.	49,762	12,072,142
Energix-Renewable Energies Ltd.	506,458	1,684,177
Enlight Renewable Energy Ltd. *	222,731	3,716,220
Fattal Holdings 1998 Ltd. *	12,746	1,848,278
First International Bank of Israel Ltd.	97,067	4,570,811
Gav-Yam Lands Corp. Ltd.	81,176	685,016
Harel Insurance Investments & Financial Services Ltd.	317,037	3,819,460
ICL Group Ltd.	1,399,207	6,311,662
Israel Corp. Ltd.	6,006	1,397,570
Israel Discount Bank Ltd., A Shares	2,394,588	15,715,170
Melisron Ltd.	45,236	4,006,434
Mivne Real Estate KD Ltd.	1,271,863	3,799,164
Mizrahi Tefahot Bank Ltd.	265,320	11,435,546
Nice Ltd. *	126,128	22,674,697
Nova Ltd. *	57,905	10,376,441
Phoenix Financial Ltd.	313,430	3,913,942
Shapir Engineering & Industry Ltd. *	292,752	2,159,616
Strauss Group Ltd.	91,092	1,728,309
Teva Pharmaceutical Industries Ltd. *	2,250,482	36,997,871
Tower Semiconductor Ltd. *	230,169	10,667,550
		250,577,509

Italy 2.4%
A2A SpA	2,879,390	6,499,072
Amplifon SpA	246,873	6,265,759
Banca Mediolanum SpA	501,109	5,784,938
Banco BPM SpA	2,747,824	20,907,830
BPER Banca SpA	2,018,614	12,319,048
Brunello Cucinelli SpA	65,749	6,510,386
Buzzi SpA	182,738	7,739,619
Davide Campari-Milano NV	963,177	5,776,275
DiaSorin SpA	40,417	4,516,438
Enel SpA	15,415,779	110,881,457
Eni SpA	4,449,966	63,008,950
Ferrari NV	231,579	100,699,283
FinecoBank Banca Fineco SpA	1,181,180	18,950,479
Generali	2,460,571	70,377,024
Hera SpA	1,510,629	5,600,300
Infrastrutture Wireless Italiane SpA	685,079	7,054,912
Interpump Group SpA	150,977	7,025,895
Intesa Sanpaolo SpA	31,524,744	120,766,217
Italgas SpA	943,823	5,657,216
Leonardo SpA	802,959	21,600,741
Mediobanca Banca di Credito Finanziario SpA	1,093,627	15,946,008
Moncler SpA	445,040	21,786,884

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nexi SpA *	1,587,320	9,395,263
Pirelli & C SpA	802,650	4,352,396
Poste Italiane SpA	888,776	12,470,969
Prysmian SpA	550,821	36,314,544
Recordati Industria Chimica e Farmaceutica SpA	186,181	10,137,022
Reply SpA	42,594	6,815,652
Snam SpA	4,521,403	21,069,540
Stellantis NV	4,064,441	53,815,347
Telecom Italia SpA *	20,238,641	4,858,779
Tenaris SA	896,651	17,198,304
Terna - Rete Elettrica Nazionale	2,900,020	24,528,523
UniCredit SpA	3,139,170	120,637,840
Unipol Gruppo SpA	882,442	10,643,847
		977,912,757

Japan 21.8%
ABC-Mart, Inc.	147,553	3,021,110
Acom Co. Ltd.	747,870	1,926,630
Activia Properties, Inc.	1,407	3,007,271
Advance Residence Investment Corp.	2,681	5,266,138
Advantest Corp.	1,456,954	79,936,751
Aeon Co. Ltd.	1,405,066	33,623,912
AEON Financial Service Co. Ltd.	218,522	1,843,509
Aeon Mall Co. Ltd.	226,192	3,025,733
AEON REIT Investment Corp.	3,746	3,145,258
AGC, Inc.	345,703	10,795,666
Aica Kogyo Co. Ltd.	102,411	2,230,492
Air Water, Inc.	349,378	4,311,830
Aisin Corp.	901,571	9,472,844
Ajinomoto Co., Inc.	955,384	39,962,195
Alfresa Holdings Corp.	313,135	4,511,930
Alps Alpine Co. Ltd.	378,546	3,889,180
Amada Co. Ltd.	699,623	6,719,753
Amano Corp.	128,987	3,663,013
Amvis Holdings, Inc.	81,825	477,269
ANA Holdings, Inc.	300,529	5,781,059
Aozora Bank Ltd. (a)	277,560	4,431,793
As One Corp.	130,492	2,362,037
Asahi Group Holdings Ltd.	2,659,340	28,853,711
Asahi Intecc Co. Ltd.	376,259	6,489,989
Asahi Kasei Corp.	2,490,069	17,707,452
Asics Corp.	1,333,430	26,662,385
ASKUL Corp.	77,084	957,230
Astellas Pharma, Inc.	3,533,976	36,743,373
Azbil Corp.	974,320	7,759,009
Bandai Namco Holdings, Inc.	1,157,253	24,349,432
BayCurrent, Inc.	256,607	9,245,267
Bic Camera, Inc.	278,493	3,080,974
BIPROGY, Inc.	147,900	4,589,100
Bridgestone Corp.	1,108,101	39,466,207
Brother Industries Ltd.	491,600	8,625,136
Calbee, Inc.	137,184	2,885,536
Canon Marketing Japan, Inc.	88,575	2,827,960
Canon, Inc.	1,826,301	59,196,546
Capcom Co. Ltd.	680,881	15,894,855
Casio Computer Co. Ltd.	402,448	3,044,118
Central Japan Railway Co.	1,782,452	36,637,676
Chiba Bank Ltd.	1,294,317	10,776,998
Chubu Electric Power Co., Inc.	1,341,408	14,138,888
Chugai Pharmaceutical Co. Ltd.	1,296,773	56,970,458
Chugin Financial Group, Inc.	322,238	3,478,029
Chugoku Electric Power Co., Inc.	580,518	3,624,541
Coca-Cola Bottlers Japan Holdings, Inc.	270,154	4,309,045
COMSYS Holdings Corp.	208,684	4,533,981
Concordia Financial Group Ltd.	2,087,954	12,480,316
Cosmo Energy Holdings Co. Ltd.	126,250	5,472,501
SECURITY	NUMBER OF SHARES	VALUE ($)
Cosmos Pharmaceutical Corp.	66,382	3,264,181
Credit Saison Co. Ltd.	308,828	7,359,559
CyberAgent, Inc.	798,840	5,529,142
Dai Nippon Printing Co. Ltd.	891,910	13,570,026
Daicel Corp.	478,488	4,219,845
Daido Steel Co. Ltd.	321,010	2,505,069
Daifuku Co. Ltd.	554,765	11,513,816
Dai-ichi Life Holdings, Inc.	1,777,108	47,934,644
Daiichi Sankyo Co. Ltd.	3,735,787	118,129,324
Daikin Industries Ltd.	523,479	63,071,229
Daito Trust Construction Co. Ltd.	113,210	12,607,366
Daiwa House Industry Co. Ltd.	1,174,675	36,800,252
Daiwa House REIT Investment Corp.	4,246	6,587,329
Daiwa Office Investment Corp.	1,186	2,369,078
Daiwa Securities Group, Inc.	2,641,476	17,684,883
Daiwa Securities Living Investments Corp.	3,586	2,170,439
Denka Co. Ltd.	163,267	2,305,752
Denso Corp.	4,026,298	57,076,196
Dentsu Group, Inc.	501,549	12,770,406
Dentsu Soken, Inc.	42,551	1,535,616
Descente Ltd.	73,711	2,125,170
Dexerials Corp.	307,192	4,950,949
DIC Corp.	159,505	3,463,367
Disco Corp.	164,939	44,588,497
DMG Mori Co. Ltd.	255,156	4,335,707
Dowa Holdings Co. Ltd.	88,554	2,637,427
East Japan Railway Co.	2,164,982	42,093,068
Ebara Corp.	933,211	13,915,678
Eisai Co. Ltd.	526,772	16,379,966
Electric Power Development Co. Ltd.	318,474	5,314,085
ENEOS Holdings, Inc.	5,787,266	31,166,500
EXEO Group, Inc.	363,176	4,237,880
Ezaki Glico Co. Ltd.	96,009	2,804,484
Fancl Corp.	133,460	2,480,187
FANUC Corp.	1,864,301	48,250,744
Fast Retailing Co. Ltd.	357,466	121,650,546
Food & Life Cos. Ltd.	237,348	5,438,056
FP Corp.	85,640	1,563,001
Frontier Real Estate Investment Corp.	820	2,156,673
Fuji Electric Co. Ltd.	253,189	14,199,893
Fuji Media Holdings, Inc.	90,113	1,037,423
Fuji Oil Holdings, Inc.	88,689	2,072,176
Fuji Soft, Inc.	75,299	4,810,693
FUJIFILM Holdings Corp.	2,278,015	51,177,032
Fujikura Ltd.	513,276	18,188,600
Fujitsu General Ltd.	108,340	1,478,823
Fujitsu Ltd.	3,248,013	61,982,257
Fukuoka Financial Group, Inc.	309,219	8,534,226
Fuyo General Lease Co. Ltd.	35,646	2,657,103
GLP J-Reit	8,779	7,441,267
GMO internet group, Inc.	107,150	1,859,616
GMO Payment Gateway, Inc.	77,387	4,062,966
Goldwin, Inc.	67,317	3,984,740
GS Yuasa Corp.	186,254	3,195,902
Gunma Bank Ltd.	653,476	4,740,567
Hachijuni Bank Ltd.	866,782	5,918,600
Hakuhodo DY Holdings, Inc.	448,136	3,422,526
Hamamatsu Photonics KK	488,128	5,778,817
Hankyu Hanshin Holdings, Inc.	414,910	11,343,479
Harmonic Drive Systems, Inc.	90,284	1,113,934
Haseko Corp.	498,228	6,673,007
Heiwa Corp.	102,943	1,450,394
Hikari Tsushin, Inc.	47,807	10,434,554
Hino Motors Ltd. *	515,179	1,359,769
Hirogin Holdings, Inc.	557,301	4,170,898
Hirose Electric Co. Ltd.	59,493	7,126,405
Hisamitsu Pharmaceutical Co., Inc.	130,292	3,665,371

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hitachi Construction Machinery Co. Ltd.	229,627	5,164,830
Hitachi Ltd.	8,786,841	219,458,938
Honda Motor Co. Ltd.	9,420,757	81,012,802
Horiba Ltd.	74,838	4,259,515
Hoshizaki Corp.	240,466	9,694,854
House Foods Group, Inc.	135,715	2,562,758
Hoya Corp.	691,871	88,726,807
Hulic Co. Ltd.	790,883	7,103,913
Ibiden Co. Ltd.	206,678	6,060,591
Idemitsu Kosan Co. Ltd.	2,380,559	15,846,089
IHI Corp.	263,660	13,547,719
Iida Group Holdings Co. Ltd.	267,881	4,001,671
Industrial & Infrastructure Fund Investment Corp.	4,971	3,793,166
INFRONEER Holdings, Inc.	416,564	3,367,238
Inpex Corp.	1,675,726	22,025,390
Internet Initiative Japan, Inc.	206,264	4,139,426
Invincible Investment Corp.	14,092	5,967,648
Isetan Mitsukoshi Holdings Ltd.	673,037	9,547,594
Isuzu Motors Ltd.	1,109,590	14,754,145
Ito En Ltd.	107,572	2,327,139
ITOCHU Corp.	2,682,940	131,909,505
Itoham Yonekyu Holdings, Inc.	43,315	1,088,751
Iwatani Corp.	387,156	4,784,509
Iyogin Holdings, Inc.	589,178	6,057,135
Izumi Co. Ltd.	76,930	1,594,075
J Front Retailing Co. Ltd.	477,302	5,655,418
Japan Airlines Co. Ltd.	279,284	4,640,631
Japan Airport Terminal Co. Ltd.	128,435	4,485,412
Japan Exchange Group, Inc.	2,084,932	25,036,954
Japan Hotel REIT Investment Corp.	11,023	5,005,617
Japan Logistics Fund, Inc.	1,462	2,568,003
Japan Metropolitan Fund Invest	14,039	8,534,545
Japan Post Bank Co. Ltd.	2,886,323	27,213,326
Japan Post Holdings Co. Ltd.	3,825,946	38,199,594
Japan Post Insurance Co. Ltd.	365,324	7,635,596
Japan Prime Realty Investment Corp.	1,812	3,987,522
Japan Real Estate Investment Corp.	2,551	9,410,088
Japan Steel Works Ltd.	121,605	5,199,092
Japan Tobacco, Inc.	2,328,115	65,401,453
Jeol Ltd.	77,980	2,707,765
JFE Holdings, Inc.	1,137,960	12,949,187
JGC Holdings Corp.	404,360	3,490,713
JMDC, Inc.	66,678	1,820,287
JTEKT Corp.	437,440	3,052,483
Justsystems Corp.	66,386	1,522,787
Kadokawa Corp.	175,659	5,070,292
Kagome Co. Ltd.	189,572	3,750,795
Kajima Corp.	888,236	16,163,725
Kakaku.com, Inc.	244,021	4,070,943
Kamigumi Co. Ltd.	173,570	3,902,826
Kandenko Co. Ltd.	192,608	2,826,567
Kaneka Corp.	111,699	2,571,862
Kansai Electric Power Co., Inc.	1,448,176	18,566,853
Kansai Paint Co. Ltd.	321,121	4,561,785
Kao Corp.	893,488	38,753,410
Kawasaki Heavy Industries Ltd.	302,401	11,146,865
Kawasaki Kisen Kaisha Ltd.	819,372	10,870,584
KDDI Corp.	2,977,011	98,120,348
KDX Realty Investment Corp.	7,704	7,556,009
Keihan Holdings Co. Ltd.	187,891	4,343,693
Keikyu Corp.	480,512	4,261,690
Keio Corp.	220,647	5,792,930
Keisei Electric Railway Co. Ltd.	292,696	8,752,523
Kewpie Corp.	200,071	4,582,643
Keyence Corp.	386,799	166,685,297
Kikkoman Corp.	1,845,473	20,170,749
Kinden Corp.	268,336	5,510,192
SECURITY	NUMBER OF SHARES	VALUE ($)
Kintetsu Group Holdings Co. Ltd.	343,946	7,321,606
Kirin Holdings Co. Ltd.	1,564,814	21,771,008
Kobayashi Pharmaceutical Co. Ltd.	113,984	4,523,385
Kobe Bussan Co. Ltd.	298,533	7,499,850
Kobe Steel Ltd.	705,332	7,293,542
Koei Tecmo Holdings Co. Ltd.	282,589	3,257,060
Koito Manufacturing Co. Ltd.	435,858	5,653,370
Kokusai Electric Corp.	241,693	3,991,069
Kokuyo Co. Ltd.	150,585	2,804,449
Komatsu Ltd.	1,787,585	47,919,680
Konami Group Corp.	192,891	18,976,359
Konica Minolta, Inc.	867,897	3,777,058
Kose Corp.	65,551	2,928,703
Kotobuki Spirits Co. Ltd.	177,360	2,458,134
K's Holdings Corp.	283,894	2,678,548
Kubota Corp.	1,948,493	24,300,212
Kuraray Co. Ltd.	647,180	8,758,487
Kurita Water Industries Ltd.	210,411	7,985,769
Kusuri No. Aoki Holdings Co. Ltd.	90,829	2,089,518
Kyocera Corp.	2,378,144	23,332,524
Kyoto Financial Group, Inc.	544,338	8,185,820
Kyowa Kirin Co. Ltd.	476,018	7,879,487
Kyudenko Corp.	96,069	3,289,828
Kyushu Electric Power Co., Inc.	826,676	8,124,472
Kyushu Financial Group, Inc.	719,568	3,419,008
Kyushu Railway Co.	306,536	8,035,638
LaSalle Logiport REIT	3,817	3,657,265
Lasertec Corp.	169,545	18,559,242
Lion Corp.	475,603	5,657,454
Lixil Corp.	496,296	5,645,848
LY Corp.	5,312,469	14,570,070
M3, Inc.	814,061	7,859,563
Mabuchi Motor Co. Ltd.	192,222	2,834,342
Macnica Holdings, Inc.	254,784	2,974,756
Makita Corp.	496,418	15,482,384
Mani, Inc.	117,355	1,348,311
Marubeni Corp.	3,126,615	46,924,728
Marui Group Co. Ltd.	350,846	5,648,671
Maruichi Steel Tube Ltd.	116,073	2,505,634
Maruwa Co. Ltd.	15,259	4,332,282
Matsui Securities Co. Ltd.	175,302	948,966
MatsukiyoCocokara & Co.	697,089	9,742,583
Mazda Motor Corp.	1,095,805	7,057,047
McDonald's Holdings Co. Japan Ltd.	160,000	6,594,533
Mebuki Financial Group, Inc.	1,909,016	8,446,524
Medipal Holdings Corp.	410,828	6,645,848
MEIJI Holdings Co. Ltd.	528,090	11,252,042
Mercari, Inc. *	225,676	2,926,417
Minebea Mitsumi, Inc.	792,042	12,915,477
MISUMI Group, Inc.	576,108	9,309,945
Mitsubishi Chemical Group Corp.	2,576,539	13,465,562
Mitsubishi Corp.	7,921,969	133,215,253
Mitsubishi Electric Corp.	3,836,573	65,064,763
Mitsubishi Estate Co. Ltd.	2,122,914	29,959,824
Mitsubishi Gas Chemical Co., Inc.	341,065	6,398,446
Mitsubishi HC Capital, Inc.	1,670,952	11,237,218
Mitsubishi Heavy Industries Ltd.	5,803,268	84,913,150
Mitsubishi Logistics Corp.	586,860	4,290,524
Mitsubishi Materials Corp.	235,297	3,752,281
Mitsubishi Motors Corp.	1,205,487	3,146,459
Mitsubishi UFJ Financial Group, Inc.	22,426,747	267,594,837
Mitsui & Co. Ltd.	5,820,784	121,543,287
Mitsui Chemicals, Inc.	327,134	7,556,200
Mitsui Fudosan Co. Ltd.	5,328,759	44,493,550
Mitsui Fudosan Logistics Park, Inc.	5,854	3,944,634
Mitsui High-Tec, Inc.	218,315	1,065,518
Mitsui Mining & Smelting Co. Ltd.	105,829	3,294,274
Mitsui OSK Lines Ltd.	666,788	22,771,619
Miura Co. Ltd.	188,019	4,678,410

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mizuho Financial Group, Inc.	5,027,088	126,660,459
Money Forward, Inc. *	85,260	2,673,299
MonotaRO Co. Ltd.	496,068	8,814,179
Mori Hills REIT Investment Corp.	2,647	2,201,354
Morinaga & Co. Ltd.	141,460	2,577,052
Morinaga Milk Industry Co. Ltd.	140,124	2,735,583
MS&AD Insurance Group Holdings, Inc.	2,639,566	58,719,513
Murata Manufacturing Co. Ltd.	3,362,492	56,196,391
Nabtesco Corp.	215,206	3,454,817
Nagase & Co. Ltd.	201,251	4,093,763
Nagoya Railroad Co. Ltd.	374,449	4,334,518
Nankai Electric Railway Co. Ltd.	205,333	3,291,535
NEC Corp.	504,395	42,803,970
NEC Networks & System Integration Corp.	123,696	2,701,487
NET One Systems Co. Ltd.	156,672	4,681,852
Nexon Co. Ltd.	832,999	11,417,441
NGK Insulators Ltd.	486,355	6,379,594
NH Foods Ltd.	186,129	6,376,361
NHK Spring Co. Ltd.	305,185	3,529,689
Nichirei Corp.	197,414	5,654,859
NIDEC Corp.	2,059,278	37,775,483
Nifco, Inc.	158,925	3,798,920
Nihon Kohden Corp.	286,580	4,057,745
Nihon M&A Center Holdings, Inc.	651,797	2,715,079
Nikon Corp.	583,414	6,866,093
Nintendo Co. Ltd.	2,061,369	120,921,936
Nippon Accommodations Fund, Inc.	920	3,559,077
Nippon Building Fund, Inc.	15,143	12,654,037
Nippon Electric Glass Co. Ltd.	149,950	3,416,645
NIPPON EXPRESS HOLDINGS, Inc.	147,056	7,628,680
Nippon Kayaku Co. Ltd.	321,353	2,696,040
Nippon Paint Holdings Co. Ltd.	1,948,857	13,281,321
Nippon Prologis REIT, Inc.	4,699	7,387,115
Nippon Sanso Holdings Corp.	372,731	10,838,075
Nippon Shinyaku Co. Ltd.	97,497	2,829,124
Nippon Shokubai Co. Ltd.	250,470	3,029,455
Nippon Steel Corp.	1,647,449	33,555,591
Nippon Telegraph & Telephone Corp.	55,591,316	56,781,356
Nippon Yusen KK	872,681	27,868,150
Nipro Corp.	229,572	2,110,989
Nishi-Nippon Railroad Co. Ltd.	139,919	2,139,055
Nissan Chemical Corp.	250,404	8,691,654
Nissan Motor Co. Ltd.	3,479,062	8,313,982
Nisshin Seifun Group, Inc.	496,570	6,044,079
Nissin Foods Holdings Co. Ltd.	387,531	10,264,662
Niterra Co. Ltd.	345,289	10,653,988
Nitori Holdings Co. Ltd.	149,657	19,157,411
Nitto Denko Corp.	1,410,022	22,419,899
Noevir Holdings Co. Ltd.	29,989	984,424
NOF Corp.	435,301	6,475,097
NOK Corp.	218,319	3,266,390
Nomura Holdings, Inc.	5,582,192	33,503,931
Nomura Real Estate Holdings, Inc.	204,095	5,052,603
Nomura Real Estate Master Fund, Inc.	9,042	8,531,154
Nomura Research Institute Ltd.	822,527	25,089,031
NS Solutions Corp.	128,188	3,490,954
NSK Ltd.	814,906	3,570,318
NTT Data Group Corp.	1,259,103	24,295,905
Obayashi Corp.	1,361,625	19,356,589
OBIC Business Consultants Co. Ltd.	53,420	2,535,391
Obic Co. Ltd.	665,229	21,726,193
Odakyu Electric Railway Co. Ltd.	643,366	6,854,117
Oji Holdings Corp.	1,682,259	6,183,087
OKUMA Corp.	108,610	2,227,378
Olympus Corp.	2,159,973	33,941,714
Omron Corp.	372,631	11,825,145
SECURITY	NUMBER OF SHARES	VALUE ($)
Ono Pharmaceutical Co. Ltd.	862,904	9,951,391
Open House Group Co. Ltd.	162,300	5,982,573
Oracle Corp. Japan	62,190	6,343,848
Organo Corp.	50,392	2,858,740
Oriental Land Co. Ltd.	2,134,170	50,275,949
ORIX Corp.	2,169,840	48,645,679
Orix JREIT, Inc.	4,864	5,398,867
Osaka Gas Co. Ltd.	722,349	15,795,147
OSG Corp.	149,729	1,747,677
Otsuka Corp.	392,005	9,741,070
Otsuka Holdings Co. Ltd.	952,606	55,087,946
PALTAC Corp.	58,177	1,668,011
Pan Pacific International Holdings Corp.	796,060	20,179,115
Panasonic Holdings Corp.	4,083,781	39,849,393
Park24 Co. Ltd.	246,097	2,942,152
Penta-Ocean Construction Co. Ltd.	549,166	2,242,225
PeptiDream, Inc. *	170,712	3,343,539
Persol Holdings Co. Ltd.	3,382,814	5,200,864
Pola Orbis Holdings, Inc.	144,357	1,313,472
Rakus Co. Ltd.	180,880	2,458,142
Rakuten Bank Ltd. *	160,440	4,573,317
Rakuten Group, Inc. *	2,842,819	16,248,466
Recruit Holdings Co. Ltd.	2,662,620	184,114,983
Relo Group, Inc.	198,138	2,331,191
Renesas Electronics Corp.	3,007,584	39,320,779
Rengo Co. Ltd.	409,681	2,416,868
Resona Holdings, Inc.	4,402,451	36,641,900
Resonac Holdings Corp.	375,930	10,197,682
Resorttrust, Inc.	122,351	2,420,380
Ricoh Co. Ltd.	1,094,074	12,398,801
Rinnai Corp.	201,361	4,274,321
Rohm Co. Ltd.	631,264	5,905,556
Rohto Pharmaceutical Co. Ltd.	400,478	7,913,030
Rorze Corp.	195,164	2,162,352
Ryohin Keikaku Co. Ltd.	453,370	9,267,543
Sankyo Co. Ltd.	324,795	4,590,188
Sankyu, Inc.	92,310	3,180,772
Sanrio Co. Ltd.	355,970	11,704,097
Santen Pharmaceutical Co. Ltd.	576,500	6,610,068
Sanwa Holdings Corp.	369,136	11,082,560
Sapporo Holdings Ltd.	127,093	7,482,480
Sawai Group Holdings Co. Ltd.	223,056	3,229,585
SBI Holdings, Inc.	546,397	13,752,243
SBI Sumishin Net Bank Ltd.	82,136	1,927,818
SCREEN Holdings Co. Ltd.	158,270	9,908,144
SCSK Corp.	290,385	5,854,684
Secom Co. Ltd.	798,182	27,758,462
Sega Sammy Holdings, Inc.	304,678	5,331,383
Seibu Holdings, Inc.	395,687	8,183,266
Seiko Epson Corp.	504,774	8,938,619
Seino Holdings Co. Ltd.	262,788	4,307,039
Sekisui Chemical Co. Ltd.	794,179	12,791,684
Sekisui House Ltd.	1,088,130	25,648,235
Sekisui House Reit, Inc.	8,241	4,011,167
Seven & i Holdings Co. Ltd.	4,544,580	78,796,726
Seven Bank Ltd.	1,299,057	2,842,295
SG Holdings Co. Ltd.	805,102	7,885,641
Sharp Corp. *	397,281	2,541,318
SHIFT, Inc. *	19,596	2,209,011
Shikoku Electric Power Co., Inc.	301,392	2,466,363
Shimadzu Corp.	541,798	15,198,555
Shimamura Co. Ltd.	84,580	4,779,078
Shimano, Inc.	150,802	21,036,068
Shimizu Corp.	1,046,911	8,281,322
Shin-Etsu Chemical Co. Ltd.	3,775,935	139,638,066
Shinko Electric Industries Co. Ltd. *	149,110	5,210,436
Shionogi & Co. Ltd.	1,388,013	19,583,844
Ship Healthcare Holdings, Inc.	150,500	2,208,623

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shiseido Co. Ltd.	800,581	15,221,620
Shizuoka Financial Group, Inc.	929,598	8,244,662
SHO-BOND Holdings Co. Ltd.	85,633	2,959,822
Skylark Holdings Co. Ltd.	468,742	7,103,617
SMC Corp.	109,906	46,498,833
Socionext, Inc.	380,470	6,116,755
SoftBank Corp.	53,624,748	68,947,890
SoftBank Group Corp.	1,940,400	115,453,703
Sohgo Security Services Co. Ltd.	831,938	6,212,461
Sojitz Corp.	436,755	8,869,746
Sompo Holdings, Inc.	1,823,325	47,906,518
Sony Group Corp.	11,882,518	237,911,453
Sotetsu Holdings, Inc.	145,772	2,384,804
Square Enix Holdings Co. Ltd.	148,509	5,963,697
Stanley Electric Co. Ltd.	237,217	3,979,547
Subaru Corp.	1,188,515	19,044,254
Sugi Holdings Co. Ltd.	194,337	3,270,545
SUMCO Corp.	646,790	5,180,866
Sumitomo Bakelite Co. Ltd.	124,498	3,016,601
Sumitomo Chemical Co. Ltd.	2,908,187	7,013,652
Sumitomo Corp.	2,014,544	43,031,309
Sumitomo Electric Industries Ltd.	1,507,361	28,965,901
Sumitomo Forestry Co. Ltd.	282,273	10,666,174
Sumitomo Heavy Industries Ltd.	216,498	4,568,247
Sumitomo Metal Mining Co. Ltd.	479,756	11,806,626
Sumitomo Mitsui Financial Group, Inc.	7,384,274	181,232,706
Sumitomo Mitsui Trust Group, Inc.	1,401,554	34,958,360
Sumitomo Realty & Development Co. Ltd.	842,847	26,028,727
Sumitomo Rubber Industries Ltd.	339,351	3,723,744
Sundrug Co. Ltd.	126,372	3,101,556
Suntory Beverage & Food Ltd.	240,164	8,144,324
Suzuken Co. Ltd.	157,884	4,922,015
Suzuki Motor Corp.	3,545,290	37,451,161
Sysmex Corp.	1,138,333	23,981,660
T&D Holdings, Inc.	1,003,319	18,926,009
Taiheiyo Cement Corp.	216,430	5,480,463
Taisei Corp.	333,993	14,479,665
Taiyo Yuden Co. Ltd.	234,682	3,329,161
Takara Holdings, Inc.	334,445	2,868,230
Takasago Thermal Engineering Co. Ltd.	110,380	4,382,568
Takashimaya Co. Ltd.	514,843	4,096,530
Takeda Pharmaceutical Co. Ltd.	3,096,073	84,171,296
TBS Holdings, Inc.	64,843	1,635,485
TDK Corp.	3,538,753	45,452,306
TechnoPro Holdings, Inc.	207,630	3,795,640
Teijin Ltd.	351,297	3,078,249
Terumo Corp.	2,808,827	57,061,166
THK Co. Ltd.	227,101	5,457,319
TIS, Inc.	439,395	10,719,734
Tobu Railway Co. Ltd.	388,885	6,654,689
Toda Corp.	456,755	2,868,842
Toei Animation Co. Ltd.	97,833	2,367,899
Toho Co. Ltd.	215,394	9,383,913
Toho Gas Co. Ltd.	170,580	4,443,246
Tohoku Electric Power Co., Inc.	907,700	7,343,313
Tokai Carbon Co. Ltd.	373,327	2,253,112
Tokio Marine Holdings, Inc.	3,774,485	139,835,766
Tokyo Century Corp.	474,120	4,667,486
Tokyo Electric Power Co. Holdings, Inc. *	2,909,358	10,387,174
Tokyo Electron Ltd.	869,359	134,931,973
Tokyo Gas Co. Ltd.	699,433	21,003,714
Tokyo Ohka Kogyo Co. Ltd.	210,280	5,011,100
Tokyo Seimitsu Co. Ltd.	85,392	4,092,061
Tokyo Tatemono Co. Ltd.	379,150	6,529,756
Tokyu Corp.	1,009,209	11,759,602
SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyu Fudosan Holdings Corp.	1,155,524	7,553,973
TOPPAN Holdings, Inc.	546,285	14,575,117
Toray Industries, Inc.	2,905,681	18,463,171
Toridoll Holdings Corp.	81,313	1,974,013
Tosoh Corp.	530,388	7,275,023
TOTO Ltd.	301,054	8,080,359
Toyo Seikan Group Holdings Ltd.	275,605	4,354,700
Toyo Suisan Kaisha Ltd.	179,905	12,583,827
Toyo Tire Corp.	193,338	2,996,910
Toyoda Gosei Co. Ltd.	142,184	2,334,626
Toyota Boshoku Corp.	118,441	1,501,165
Toyota Industries Corp.	315,190	23,400,263
Toyota Motor Corp.	23,520,710	399,594,444
Toyota Tsusho Corp.	1,320,457	22,428,910
Trend Micro, Inc.	259,026	14,192,662
TS Tech Co. Ltd.	177,324	1,950,523
Tsumura & Co.	128,626	4,128,947
Tsuruha Holdings, Inc.	84,143	4,645,135
UBE Corp.	190,622	3,045,560
Ulvac, Inc.	92,208	3,768,504
Unicharm Corp.	770,638	19,965,725
United Urban Investment Corp.	6,010	5,462,363
Ushio, Inc.	198,543	2,696,198
USS Co. Ltd.	782,675	7,230,826
Welcia Holdings Co. Ltd.	190,164	2,457,691
West Japan Railway Co.	930,847	17,450,476
Workman Co. Ltd. (a)	83,162	2,295,213
Yakult Honsha Co. Ltd.	578,477	11,767,135
Yamada Holdings Co. Ltd.	1,109,284	3,374,717
Yamaguchi Financial Group, Inc.	389,127	4,119,665
Yamaha Corp.	769,085	5,635,570
Yamaha Motor Co. Ltd.	1,754,626	15,193,868
Yamato Holdings Co. Ltd.	543,219	6,248,366
Yamato Kogyo Co. Ltd.	63,499	3,264,056
Yamazaki Baking Co. Ltd.	267,713	5,025,913
Yaoko Co. Ltd.	42,439	2,611,022
Yaskawa Electric Corp.	515,518	13,452,176
Yokogawa Electric Corp.	463,614	10,288,814
Yokohama Rubber Co. Ltd.	253,845	5,123,043
Zenkoku Hosho Co. Ltd.	93,780	3,349,442
Zensho Holdings Co. Ltd.	183,708	11,034,590
Zeon Corp.	270,466	2,529,344
ZOZO, Inc.	208,241	6,534,873
		8,934,624,376

Netherlands 3.5%
Aalberts NV	184,919	7,105,433
ABN AMRO Bank NV, GDR	910,949	14,157,960
Adyen NV *	58,454	85,101,230
Aegon Ltd.	2,265,903	14,603,598
Akzo Nobel NV	336,983	19,682,464
ArcelorMittal SA	950,327	23,929,061
ASM International NV	91,603	49,478,527
ASML Holding NV	781,180	543,234,415
ASR Nederland NV	295,948	14,159,892
BE Semiconductor Industries NV	150,527	17,965,495
CTP NV	211,039	3,388,072
DSM-Firmenich AG	341,810	37,528,015
EXOR NV	197,251	19,510,722
Heineken Holding NV	263,002	16,666,970
Heineken NV	546,429	40,434,326
IMCD NV	113,738	17,070,491
ING Groep NV, Series N	6,436,737	99,652,184
InPost SA *	481,946	8,439,743
JDE Peet's NV	192,588	3,838,376
Koninklijke Ahold Delhaize NV	1,860,781	64,168,928
Koninklijke KPN NV	7,637,430	29,612,697
Koninklijke Philips NV *	1,594,608	43,436,179

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Koninklijke Vopak NV	124,837	5,841,083
NN Group NV	536,968	24,937,402
OCI NV *	184,704	2,159,585
Prosus NV *	2,573,948	104,802,222
Randstad NV	211,104	9,277,704
Universal Music Group NV	1,503,381	36,219,352
Wolters Kluwer NV	476,679	79,522,859
		1,435,924,985

New Zealand 0.3%
a2 Milk Co. Ltd. *	1,390,563	5,231,657
Air New Zealand Ltd.	2,848,858	935,309
Auckland International Airport Ltd.	2,824,617	12,966,202
Contact Energy Ltd.	1,591,224	8,471,598
EBOS Group Ltd.	314,698	7,074,066
Fisher & Paykel Healthcare Corp. Ltd.	1,127,904	25,387,405
Fletcher Building Ltd. *	1,964,337	3,613,832
Infratil Ltd.	1,846,549	14,036,391
Mainfreight Ltd.	154,799	6,707,602
Mercury NZ Ltd.	1,368,250	5,358,151
Meridian Energy Ltd.	2,412,697	8,863,105
Ryman Healthcare Ltd. *	1,157,479	3,183,887
Spark New Zealand Ltd.	3,751,874	6,502,904
		108,332,109

Norway 0.5%
Aker ASA, A Shares	45,729	2,378,541
Aker BP ASA	621,845	12,735,314
AutoStore Holdings Ltd. *	2,107,258	2,357,971
DNB Bank ASA	1,972,726	41,168,537
Equinor ASA	1,624,050	39,254,272
Gjensidige Forsikring ASA	331,038	5,881,260
Kongsberg Gruppen ASA	150,041	17,630,725
Mowi ASA	893,689	16,200,753
Norsk Hydro ASA	2,560,399	15,819,015
Orkla ASA	1,562,118	14,399,224
Salmar ASA	138,076	7,169,373
Schibsted ASA, A Shares	148,685	5,089,433
Schibsted ASA, B Shares	183,877	5,888,189
Telenor ASA	1,205,675	14,178,317
Var Energi ASA	1,756,641	5,761,849
Yara International ASA	306,128	8,601,131
		214,513,904

Poland 0.3%
Allegro.eu SA *	1,189,467	8,419,788
Bank Polska Kasa Opieki SA	323,066	10,782,512
Dino Polska SA *	101,103	9,599,480
KGHM Polska Miedz SA	262,611	8,222,040
LPP SA	2,260	8,707,813
mBank SA *	24,424	3,184,942
ORLEN SA	1,152,741	14,470,419
Powszechna Kasa Oszczednosci Bank Polski SA	1,695,912	23,325,127
Powszechny Zaklad Ubezpieczen SA	1,151,091	12,518,170
Santander Bank Polska SA	74,889	8,055,771
		107,286,062

Portugal 0.1%
EDP Renovaveis SA	556,872	6,516,906
EDP SA	5,994,430	21,665,775
Galp Energia SGPS SA	859,958	14,110,254
Jeronimo Martins SGPS SA	530,967	10,341,292
		52,634,227

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 3.6%
Alteogen, Inc. *	85,634	17,187,570
Amorepacific Corp.	57,106	4,265,399
AMOREPACIFIC Group	47,776	756,854
BGF retail Co. Ltd.	14,887	1,154,635
BNK Financial Group, Inc.	531,349	4,022,111
Celltrion Pharm, Inc. *	39,039	1,583,891
Celltrion, Inc.	287,566	38,546,892
Cheil Worldwide, Inc.	128,534	1,674,107
CJ CheilJedang Corp.	14,715	2,779,400
CJ Corp.	23,745	1,634,006
CJ ENM Co. Ltd. *	18,470	856,607
CJ Logistics Corp.	14,639	859,420
CosmoAM&T Co. Ltd. *	47,456	2,105,678
Coway Co. Ltd.	105,466	4,982,050
Daewoo Engineering & Construction Co. Ltd. *	378,287	1,000,594
DB Insurance Co. Ltd.	84,319	6,600,219
DGB Financial Group, Inc.	295,680	1,879,991
DL Holdings Co. Ltd.	22,292	552,886
Dongsuh Cos., Inc.	58,813	1,178,326
Doosan Bobcat, Inc.	91,480	2,544,299
Doosan Enerbility Co. Ltd. *	863,262	13,087,697
Ecopro BM Co. Ltd. *	89,918	8,714,321
Ecopro Co. Ltd. *	194,160	10,591,431
Ecopro Materials Co. Ltd. *	67,992	4,142,733
E-MART, Inc.	36,189	1,668,007
F&F Co. Ltd.	28,568	1,095,579
Fila Holdings Corp.	95,541	2,783,944
Green Cross Corp.	9,103	985,307
GS Engineering & Construction Corp. *	118,120	1,649,387
GS Holdings Corp.	102,480	3,070,617
GS Retail Co. Ltd. (b)	71,501	1,186,515
Hana Financial Group, Inc.	510,850	22,850,106
Hanjin Kal Corp.	58,827	3,386,121
Hankook Tire & Technology Co. Ltd.	137,653	3,715,018
Hanmi Pharm Co. Ltd.	14,153	2,764,555
Hanmi Science Co. Ltd.	45,944	1,083,515
Hanmi Semiconductor Co. Ltd.	86,320	4,615,944
Hanon Systems	306,794	873,067
Hanwha Aerospace Co. Ltd.	62,250	13,944,393
Hanwha Corp.	95,531	2,047,509
Hanwha Industrial Solutions Co. Ltd. *	65,791	1,575,155
Hanwha Life Insurance Co. Ltd.	646,869	1,249,641
Hanwha Ocean Co. Ltd. *	199,676	5,009,613
Hanwha Solutions Corp.	195,025	2,267,521
HD Hyundai Co. Ltd.	92,345	5,149,952
HD Hyundai Electric Co. Ltd.	43,474	10,891,483
HD Hyundai Heavy Industries Co. Ltd. *	41,113	6,483,538
HD Hyundai Infracore Co. Ltd. *	260,744	1,416,752
HD HYUNDAI MIPO	38,626	3,477,600
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	86,198	12,635,741
Hite Jinro Co. Ltd.	58,380	874,622
HL Mando Co. Ltd.	60,983	1,687,354
HLB, Inc. *	234,237	12,055,637
HMM Co. Ltd.	549,297	7,071,699
Hotel Shilla Co. Ltd.	57,751	1,639,324
HYBE Co. Ltd.	43,475	6,083,165
Hyundai Autoever Corp.	13,473	1,352,081
Hyundai Engineering & Construction Co. Ltd.	138,007	2,715,524
Hyundai Glovis Co. Ltd.	77,990	6,876,291

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Marine & Fire Insurance Co. Ltd.	105,592	2,013,367
Hyundai Mobis Co. Ltd.	133,578	22,932,462
Hyundai Motor Co.	268,087	41,989,183
Hyundai Steel Co.	182,811	2,745,343
Hyundai Wia Corp.	29,167	851,980
Industrial Bank of Korea	522,657	5,574,808
Kakao Corp.	665,192	19,120,604
Kakao Games Corp. *	75,713	985,048
KakaoBank Corp.	453,707	7,268,809
Kakaopay Corp. *	38,998	691,875
Kangwon Land, Inc.	198,240	2,557,844
KB Financial Group, Inc.	663,978	45,786,663
KCC Corp.	6,882	1,191,357
KEPCO Plant Service & Engineering Co. Ltd.	39,515	1,327,033
Kia Corp.	489,556	32,600,805
Korea Aerospace Industries Ltd.	131,793	5,517,158
Korea Electric Power Corp.	537,001	9,199,902
Korea Gas Corp. *	47,573	1,522,622
Korea Investment Holdings Co. Ltd.	69,082	3,699,097
Korea Zinc Co. Ltd.	21,177	17,912,519
Korean Air Lines Co. Ltd.	391,060	7,274,296
Krafton, Inc. *	70,456	15,757,336
KT&G Corp.	193,673	16,909,338
Kum Yang Co. Ltd. *	66,255	1,401,041
Kumho Petrochemical Co. Ltd.	30,747	2,177,559
L&F Co. Ltd. *	46,084	3,247,236
LG Chem Ltd.	89,944	18,310,524
LG Corp.	168,884	9,067,354
LG Display Co. Ltd. *	647,013	4,396,748
LG Electronics, Inc.	215,860	13,879,533
LG Energy Solution Ltd. *	79,359	21,702,060
LG H&H Co. Ltd.	20,061	4,465,030
LG Innotek Co. Ltd.	25,829	2,997,538
LG Uplus Corp.	396,599	3,294,923
Lotte Chemical Corp.	34,209	1,581,650
Lotte Chilsung Beverage Co. Ltd.	5,465	473,225
Lotte Corp.	47,959	718,500
Lotte Energy Materials Corp.	39,939	687,098
Lotte Shopping Co. Ltd.	21,238	870,803
LS Corp.	32,198	2,040,288
LS Electric Co. Ltd.	30,680	3,166,854
Meritz Financial Group, Inc.	186,857	13,662,173
Mirae Asset Securities Co. Ltd.	588,672	3,612,080
NAVER Corp.	269,276	39,859,141
NCSoft Corp.	28,985	4,934,545
Netmarble Corp. *	40,008	1,519,963
NH Investment & Securities Co. Ltd.	269,447	2,572,692
NongShim Co. Ltd.	5,421	1,336,744
OCI Holdings Co. Ltd.	31,991	1,364,442
Orion Corp.	40,063	2,946,463
Ottogi Corp.	2,455	726,795
Pan Ocean Co. Ltd.	458,369	1,135,203
Paradise Co. Ltd.	85,261	614,224
Pearl Abyss Corp. *	61,826	1,757,214
Posco DX Co. Ltd.	102,546	1,543,648
POSCO Future M Co. Ltd.	55,899	6,903,980
POSCO Holdings, Inc.	147,110	29,790,025
Posco International Corp.	87,181	2,949,674
S-1 Corp.	35,506	1,598,349
Samsung Biologics Co. Ltd. *	35,327	24,690,029
Samsung C&T Corp.	163,480	13,945,106
Samsung Card Co. Ltd.	60,130	1,840,472
Samsung E&A Co. Ltd. *	295,893	3,807,232
Samsung Electro-Mechanics Co. Ltd.	110,790	8,576,983
Samsung Electronics Co. Ltd.	9,450,762	367,177,736
Samsung Fire & Marine Insurance Co. Ltd.	63,155	17,768,781
SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Heavy Industries Co. Ltd. *	1,333,914	11,110,771
Samsung Life Insurance Co. Ltd.	150,374	11,544,429
Samsung SDI Co. Ltd.	102,422	18,684,921
Samsung SDS Co. Ltd.	68,261	7,178,158
Samsung Securities Co. Ltd.	117,276	4,001,532
SD Biosensor, Inc. *	102,986	812,785
Shinhan Financial Group Co. Ltd.	957,881	36,391,307
Shinsegae, Inc.	12,605	1,214,374
SK Biopharmaceuticals Co. Ltd. *	53,402	3,958,114
SK Bioscience Co. Ltd. *	44,471	1,501,440
SK Hynix, Inc.	1,069,466	122,581,709
SK IE Technology Co. Ltd. *	47,478	893,371
SK Innovation Co. Ltd. *	116,473	9,567,977
SK Square Co. Ltd. *	183,354	9,660,241
SK, Inc.	70,748	6,927,477
SKC Co. Ltd. *	40,535	2,873,669
S-Oil Corp.	88,661	3,641,644
Solus Advanced Materials Co. Ltd.	49,718	312,909
Wemade Co. Ltd. *	58,900	1,921,042
Woori Financial Group, Inc.	1,183,172	14,172,111
Yuhan Corp.	111,450	9,219,261
		1,485,643,743

Singapore 1.2%
CapitaLand Ascendas REIT	7,115,569	13,905,785
CapitaLand Ascott Trust	4,214,826	2,798,042
CapitaLand Integrated Commercial Trust	10,243,688	14,976,040
CapitaLand Investment Ltd.	4,882,244	9,941,839
City Developments Ltd.	1,098,091	4,267,373
ComfortDelGro Corp. Ltd.	4,059,089	4,420,445
DBS Group Holdings Ltd.	3,993,444	126,387,819
Frasers Logistics & Commercial Trust	5,652,542	3,836,806
Genting Singapore Ltd.	12,261,696	6,996,753
Hutchison Port Holdings Trust, U Shares	9,917,384	1,566,947
Jardine Cycle & Carriage Ltd.	152,255	3,208,297
Keppel DC REIT	2,475,188	4,098,697
Keppel Ltd.	2,669,895	13,402,748
Keppel REIT	4,951,068	3,157,545
Mapletree Industrial Trust	4,244,037	7,344,322
Mapletree Logistics Trust	6,578,286	6,280,689
Mapletree Pan Asia Commercial Trust	4,317,043	3,960,738
Netlink NBN Trust	5,706,012	3,681,573
Olam Group Ltd.	2,224,212	2,057,228
Oversea-Chinese Banking Corp. Ltd.	6,979,240	84,751,447
SATS Ltd.	1,699,306	4,765,890
Seatrium Ltd. *	4,177,735	6,014,268
Sembcorp Industries Ltd.	1,741,641	6,781,312
SIA Engineering Co. Ltd.	422,779	756,849
Singapore Airlines Ltd.	2,802,801	13,191,865
Singapore Exchange Ltd.	1,609,463	15,270,480
Singapore Technologies Engineering Ltd.	2,997,342	10,060,821
Singapore Telecommunications Ltd.	14,872,663	34,390,225
StarHub Ltd.	1,113,642	1,013,421
Suntec Real Estate Investment Trust	4,019,165	3,417,632
Thai Beverage PCL	15,583,415	6,567,433
United Overseas Bank Ltd.	2,398,639	65,053,902
UOL Group Ltd.	971,166	3,839,317
Venture Corp. Ltd.	507,608	4,872,946
Wilmar International Ltd.	3,983,161	9,150,887
		506,188,381

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 2.3%
Acciona SA	43,700	5,552,562
ACS Actividades de Construccion y Servicios SA	389,098	18,066,042
Aena SME SA	139,155	30,100,597
Amadeus IT Group SA	864,269	60,630,918
Banco Bilbao Vizcaya Argentaria SA	11,327,578	106,912,026
Banco de Sabadell SA	10,486,448	19,775,824
Banco Santander SA	29,795,926	137,699,040
Bankinter SA	1,316,243	10,415,501
CaixaBank SA	7,807,248	42,434,012
Cellnex Telecom SA *	1,104,841	39,652,401
Corp. ACCIONA Energias Renovables SA	109,637	2,348,397
Enagas SA	534,693	7,330,364
Endesa SA	645,516	14,140,413
Ferrovial SE	1,027,670	42,353,303
Grifols SA *	550,840	5,012,767
Iberdrola SA	11,850,707	168,850,577
Industria de Diseno Textil SA	2,070,699	114,121,478
Mapfre SA	1,931,138	5,017,585
Merlin Properties Socimi SA	893,172	9,811,034
Naturgy Energy Group SA	264,072	6,504,250
Redeia Corp. SA	838,813	14,972,633
Repsol SA	2,341,364	29,242,630
Telefonica SA	8,293,412	37,543,240
		928,487,594

Sweden 2.7%
AAK AB	337,777	9,132,076
Alfa Laval AB	614,890	26,146,840
Assa Abloy AB, B Shares	1,931,221	59,233,886
Atlas Copco AB, A Shares	5,006,679	79,853,936
Atlas Copco AB, B Shares	3,021,846	42,647,941
Axfood AB	206,238	4,414,185
Beijer Ref AB	824,120	12,982,012
Boliden AB	527,328	15,715,257
Castellum AB *	824,311	9,738,765
Epiroc AB, A Shares	1,256,661	22,874,330
Epiroc AB, B Shares	730,309	12,032,640
EQT AB	1,247,975	37,774,650
Essity AB, B Shares	1,203,539	33,089,786
Evolution AB	359,630	31,355,661
Fastighets AB Balder, B Shares *	1,313,933	10,098,614
Getinge AB, B Shares	473,375	7,389,676
H & M Hennes & Mauritz AB, B Shares (a)	1,160,503	16,075,510
Hexagon AB, B Shares	4,146,504	35,294,567
Holmen AB, B Shares	159,367	5,995,866
Husqvarna AB, B Shares	663,564	3,837,165
Industrivarden AB, A Shares	241,709	7,929,421
Industrivarden AB, C Shares	310,895	10,179,182
Indutrade AB	509,649	12,994,618
Investment AB Latour, B Shares	274,014	6,951,453
Investor AB, A Shares	932,168	25,381,203
Investor AB, B Shares	3,503,180	96,010,717
L E Lundbergforetagen AB, B Shares	139,958	6,780,731
Lifco AB, B Shares	438,153	13,282,410
Nibe Industrier AB, B Shares	2,958,125	12,521,881
Saab AB, B Shares	636,248	13,917,934
Sagax AB, B Shares	421,617	9,329,065
Sagax AB, D Shares	319,951	931,824
Sandvik AB	2,109,749	38,972,637
Securitas AB, B Shares	932,171	11,777,155
Skandinaviska Enskilda Banken AB, A Shares	3,030,803	42,052,657
SECURITY	NUMBER OF SHARES	VALUE ($)
Skandinaviska Enskilda Banken AB, C Shares	5,327	74,840
Skanska AB, B Shares	678,248	14,131,655
SKF AB, B Shares	686,048	13,163,204
SSAB AB, A Shares	459,072	2,110,608
SSAB AB, B Shares	1,231,226	5,564,780
Svenska Cellulosa AB SCA, B Shares	1,202,822	15,609,691
Svenska Handelsbanken AB, A Shares	2,743,550	28,518,839
Svenska Handelsbanken AB, B Shares (a)	74,446	993,400
Sweco AB, B Shares	384,983	5,771,827
Swedbank AB, A Shares	1,708,452	33,452,885
Swedish Orphan Biovitrum AB *	369,141	10,223,443
Tele2 AB, B Shares	1,042,102	10,923,181
Telefonaktiebolaget LM Ericsson, B Shares	5,504,183	44,703,513
Telia Co. AB	4,756,128	13,917,060
Trelleborg AB, B Shares	408,744	13,498,957
Volvo AB, A Shares	448,728	11,219,381
Volvo AB, B Shares	3,031,608	75,409,474
Volvo Car AB, B Shares *(a)	1,258,959	2,750,516
		1,086,733,505

Switzerland 7.9%
ABB Ltd.	3,142,090	179,323,820
Adecco Group AG	329,593	8,791,641
Alcon AG	974,966	86,739,881
Avolta AG *	212,172	7,841,453
Bachem Holding AG	59,472	4,597,098
Baloise Holding AG	92,168	17,512,966
Banque Cantonale Vaudoise	54,200	5,380,011
Barry Callebaut AG	6,733	10,271,455
Belimo Holding AG	18,392	12,306,565
BKW AG	34,171	5,872,292
Chocoladefabriken Lindt & Spruengli AG	205	23,269,013
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	1,879	21,711,941
Cie Financiere Richemont SA, Class A	1,051,802	146,488,201
Clariant AG *	434,122	5,228,189
Coca-Cola HBC AG *	401,635	14,314,371
DKSH Holding AG	67,785	5,039,634
Emmi AG	4,448	3,892,631
EMS-Chemie Holding AG	14,088	10,018,311
Flughafen Zurich AG	35,555	8,450,871
Galderma Group AG *	146,283	14,985,290
Geberit AG	66,052	39,766,153
Georg Fischer AG	157,983	12,247,717
Givaudan SA	15,708	69,197,217
Helvetia Holding AG	66,255	11,611,546
Holcim AG *	1,108,724	112,936,313
Julius Baer Group Ltd.	406,990	26,932,482
Kuehne & Nagel International AG	99,591	23,806,884
Logitech International SA	312,286	25,344,437
Lonza Group AG	138,500	82,754,143
Nestle SA	5,109,187	443,530,785
Novartis AG	4,042,211	427,942,134
Partners Group Holding AG	44,110	64,087,174
PSP Swiss Property AG	91,369	13,316,435
Roche Holding AG	1,369,338	397,123,563
Roche Holding AG, Bearer Shares	78,091	24,003,454
Sandoz Group AG	856,670	39,031,480
Schindler Holding AG	38,566	10,921,926
Schindler Holding AG, Participation Certificates	84,833	24,496,612

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SGS SA	296,598	29,451,070
SIG Group AG *	651,637	12,884,809
Sika AG	299,965	77,664,037
Sonova Holding AG	96,913	33,089,024
Straumann Holding AG	214,420	27,903,806
Swatch Group AG	98,703	3,506,701
Swatch Group AG, Bearer Shares	55,327	10,044,896
Swiss Life Holding AG	56,652	46,414,771
Swiss Prime Site AG	154,282	17,048,074
Swiss Re AG	574,787	84,913,199
Swisscom AG	50,419	29,101,091
Tecan Group AG	24,022	5,731,469
Temenos AG	116,374	7,641,585
UBS Group AG	6,361,850	205,658,897
VAT Group AG	52,031	20,753,341
Zurich Insurance Group AG	285,705	181,151,888
		3,234,044,747

United Kingdom 13.2%
3i Group PLC	1,832,023	86,367,520
Admiral Group PLC	572,836	18,661,288
Airtel Africa PLC	2,630,837	3,527,842
Anglo American PLC	2,457,880	78,742,659
Antofagasta PLC	699,064	15,127,486
Ashtead Group PLC	862,646	68,967,734
Associated British Foods PLC	631,020	17,629,237
AstraZeneca PLC	2,976,896	401,535,179
Auto Trader Group PLC	1,810,752	19,310,060
Aviva PLC	5,391,137	33,145,086
B&M European Value Retail SA	1,827,952	8,059,940
BAE Systems PLC	6,011,219	93,749,683
Barclays PLC	29,053,725	97,418,022
Barratt Redrow PLC	2,721,477	14,794,715
Beazley PLC	1,280,426	12,637,426
Berkeley Group Holdings PLC	194,146	10,235,991
BP PLC	32,765,414	160,193,206
British American Tobacco PLC	3,956,093	150,248,374
British Land Co. PLC	1,960,453	9,688,251
BT Group PLC	12,725,854	25,767,092
Bunzl PLC	670,108	30,304,941
Burberry Group PLC	683,126	7,798,958
Centrica PLC	10,643,904	17,235,865
Compass Group PLC	3,369,538	115,251,544
ConvaTec Group PLC	3,378,711	10,117,868
CRH PLC	1,361,079	139,472,576
Croda International PLC	285,522	12,520,491
DCC PLC	201,629	14,672,063
Diageo PLC	4,406,214	131,752,212
Diploma PLC	258,698	14,665,289
DS Smith PLC	2,807,415	20,785,728
Endeavour Mining PLC	418,405	8,211,204
Entain PLC	1,221,746	12,510,166
Experian PLC	1,814,036	86,487,962
Flutter Entertainment PLC *	351,585	96,571,239
Fresnillo PLC	353,912	2,905,966
Glencore PLC *	23,978,190	115,799,196
GSK PLC	7,943,563	134,790,507
Haleon PLC	14,939,956	71,077,451
Halma PLC	752,684	25,907,413
Hargreaves Lansdown PLC	784,373	10,901,948
Hikma Pharmaceuticals PLC	310,535	7,594,135
Hiscox Ltd.	648,406	8,653,644
Howden Joinery Group PLC	1,129,507	11,714,986
HSBC Holdings PLC	36,744,248	342,198,618
IMI PLC	491,235	11,363,795
Imperial Brands PLC	1,708,860	55,799,883
Informa PLC	2,683,385	29,216,202
InterContinental Hotels Group PLC	322,587	40,182,378
SECURITY	NUMBER OF SHARES	VALUE ($)
Intermediate Capital Group PLC	532,715	14,341,137
International Consolidated Airlines Group SA	4,574,319	15,163,405
Intertek Group PLC	321,031	19,243,473
J Sainsbury PLC	3,824,050	12,695,781
JD Sports Fashion PLC	5,234,173	6,772,649
Kingfisher PLC	3,669,870	11,544,858
Land Securities Group PLC	1,517,554	11,631,190
Legal & General Group PLC	11,686,766	32,872,933
Lloyds Banking Group PLC	124,113,622	83,704,613
London Stock Exchange Group PLC	984,635	141,046,360
M&G PLC	4,190,483	10,556,755
Marks & Spencer Group PLC	4,017,348	19,541,622
Melrose Industries PLC	2,576,283	18,809,216
Mondi PLC	880,702	13,326,653
National Grid PLC (a)	9,660,114	121,876,288
NatWest Group PLC	13,110,019	67,103,882
Next PLC	239,417	30,674,551
NMC Health PLC *(b)	136,583	0
Pearson PLC	1,314,875	20,606,785
Persimmon PLC	649,763	10,389,588
Phoenix Group Holdings PLC	1,518,343	9,919,635
Prudential PLC	5,469,480	44,617,830
Reckitt Benckiser Group PLC	1,378,393	85,147,524
RELX PLC	3,716,658	175,026,379
Rentokil Initial PLC	5,007,211	25,063,072
Rightmove PLC	1,571,187	12,881,021
Rio Tinto PLC	2,109,698	132,373,828
Rolls-Royce Holdings PLC *	16,808,063	119,338,698
RS Group PLC	908,022	8,246,341
Sage Group PLC	2,027,714	33,814,520
Schroders PLC	1,607,822	6,441,498
Segro PLC	2,725,264	27,018,789
Severn Trent PLC	534,835	18,334,263
Shell PLC	12,502,777	402,297,296
Smith & Nephew PLC	1,731,190	21,938,281
Smiths Group PLC	677,295	15,246,113
Smurfit WestRock PLC	1,015,095	55,789,834
Spirax Group PLC	149,632	13,636,607
SSE PLC	2,173,287	48,935,151
St. James's Place PLC	1,069,112	12,257,233
Standard Chartered PLC	4,195,191	51,851,268
Taylor Wimpey PLC	6,764,089	11,262,720
Tesco PLC	13,664,579	63,637,692
Unilever PLC	4,889,462	292,155,471
UNITE Group PLC	843,190	9,452,719
United Utilities Group PLC	1,355,556	19,288,758
Vodafone Group PLC	42,907,910	38,656,610
Weir Group PLC	497,701	14,069,089
Whitbread PLC	352,480	12,768,563
Wise PLC, Class A *	1,540,405	17,268,961
WPP PLC	2,164,531	23,638,547
		5,396,547,069
Total Common Stocks (Cost $32,606,949,662)		40,557,688,981

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.2%
Bayerische Motoren Werke AG	128,770	8,772,447
FUCHS SE	134,848	6,050,278
Henkel AG & Co. KGaA	323,416	27,586,979
Sartorius AG	50,850	11,697,557
Volkswagen AG	361,070	30,783,564
		84,890,825

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.0%
Telecom Italia SpA - RSP *	12,105,101	3,406,034

Republic of Korea 0.2%
Amorepacific Corp.	27,775	644,078
CJ CheilJedang Corp.	493	46,224
Hanwha Corp.	7,032	79,340
Hyundai Motor Co.	46,128	5,191,281
Hyundai Motor Co. 2nd	71,017	8,155,208
LG Chem Ltd.	15,871	2,161,564
LG Electronics, Inc.	41,161	1,267,241
LG H&H Co. Ltd.	3,290	330,168
Samsung Electronics Co. Ltd.	1,618,252	53,591,801
Samsung Fire & Marine Insurance Co. Ltd.	6,016	1,252,750
Samsung SDI Co. Ltd.	2,947	327,644
		73,047,299

Spain 0.0%
Grifols SA, B Shares *	479,441	3,367,465
Total Preferred Stocks (Cost $193,532,427)		164,711,623

RIGHTS 0.0% OF NET ASSETS

Singapore 0.0%
Keppel DC REIT
expires 12/10/24, strike SGD 2.03 *(b)	212,866	30,168
Total Rights (Cost $0)		30,168

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	31,758	157,412
Total Warrants (Cost $0)		157,412

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (c)	37,782,511	37,782,511
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (c)(d)	143,308,147	143,308,147
		181,090,658
Total Short-Term Investments (Cost $181,090,658)		181,090,658

Total Investments in Securities (Cost $32,981,572,747)		40,903,678,842

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/20/24	2,073	241,680,705	(8,639,027)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $136,187,307.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

SGD —	Singapore Dollar

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$32,909,903,869	$—	$—	$32,909,903,869
Hong Kong	755,371,009	—	10,223,291 *	765,594,300
Republic of Korea	1,484,457,228	—	1,186,515	1,485,643,743
United Kingdom	5,396,547,069	—	0 *	5,396,547,069
Preferred Stocks[1]	164,711,623	—	—	164,711,623
Rights
Singapore	—	—	30,168	30,168
Warrants
Canada	—	—	157,412	157,412
Short-Term Investments[1]	181,090,658	—	—	181,090,658
Liabilities
Futures Contracts[2]	(8,639,027)	—	—	(8,639,027)
Total	$40,883,442,429	$—	$11,597,386	$40,895,039,815

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 7.2%
Abacus Group	987,382	778,308
Abacus Storage King	978,322	771,167
Accent Group Ltd.	636,604	1,024,348
Alpha HPA Ltd. *	1,850,195	1,235,442
Amotiv Ltd.	267,755	1,814,062
Amplitude Energy Ltd. *	4,910,189	575,774
Arafura Rare Earths Ltd. *	4,138,009	323,485
ARB Corp. Ltd.	142,556	3,943,180
Arena REIT	723,446	1,951,136
AUB Group Ltd.	203,469	4,347,637
Audinate Group Ltd. *	134,570	774,088
Aurelia Metals Ltd. *	3,453,109	382,420
Aussie Broadband Ltd.	456,577	1,121,338
Austal Ltd. *	606,973	1,261,366
Australian Agricultural Co. Ltd. *	609,792	544,231
Australian Clinical Labs Ltd.	224,010	506,382
Australian Ethical Investment Ltd.	217,797	716,514
Australian Finance Group Ltd.	389,312	389,303
Bapcor Ltd.	635,710	1,867,741
Bega Cheese Ltd.	557,167	1,916,463
Bellevue Gold Ltd. *	2,369,186	1,975,560
Boss Energy Ltd. *	771,914	1,362,760
BrainChip Holdings Ltd. *	2,887,306	479,639
Bravura Solutions Ltd. *	663,330	665,475
Breville Group Ltd.	266,723	5,834,751
Brickworks Ltd.	110,423	1,889,015
BWP Trust	1,032,989	2,281,269
Capricorn Metals Ltd. *	572,267	2,419,494
Carnarvon Energy Ltd. *	3,292,016	353,856
Cedar Woods Properties Ltd.	124,495	463,905
Centuria Capital Group	1,510,887	1,904,558
Centuria Industrial REIT	979,907	1,876,780
Centuria Office REIT	864,513	678,640
Cettire Ltd. *	377,507	296,342
Chalice Mining Ltd. *	633,006	562,888
Champion Iron Ltd.	860,690	3,212,791
Charter Hall Long Wale REIT	1,227,212	3,229,848
Charter Hall Retail REIT	930,075	2,078,228
Charter Hall Social Infrastructure REIT	633,291	1,101,528
Clarity Pharmaceuticals Ltd. *	518,832	2,166,536
Clinuvel Pharmaceuticals Ltd.	82,777	709,115
Codan Ltd.	225,343	2,297,416
Collins Foods Ltd.	198,431	1,110,411
Coronado Global Resources, Inc.	1,370,632	825,931
Corporate Travel Management Ltd.	213,044	1,990,213
Credit Corp. Group Ltd.	108,256	1,251,790
Cromwell Property Group	2,326,155	575,842
Data#3 Ltd.	270,486	1,372,661
De Grey Mining Ltd. *	3,691,591	3,655,429
Deep Yellow Ltd. *	1,829,871	1,430,484
Dexus Industria REIT	382,600	670,469
Dicker Data Ltd.	96,915	537,281
DroneShield Ltd. *(a)	1,392,062	707,350
Eagers Automotive Ltd.	343,108	2,521,280
Elders Ltd.	343,049	1,740,904
Emeco Holdings Ltd. *	1,036,778	594,360
Emerald Resources NL *	1,015,688	2,395,246
SECURITY	NUMBER OF SHARES	VALUE ($)
EML Payments Ltd. *	558,994	367,798
EVT Ltd.	191,537	1,424,951
Firefinch Ltd. *(b)	2,051,119	0
FleetPartners Group Ltd. *	434,610	897,513
G8 Education Ltd.	1,504,362	1,327,923
GDI Property Group Partnership	808,536	318,666
Genesis Minerals Ltd. *	2,031,728	3,348,631
Gold Road Resources Ltd.	2,038,023	2,476,105
GrainCorp Ltd., Class A	424,657	2,160,581
Growthpoint Properties Australia Ltd.	516,356	867,861
GWA Group Ltd.	464,964	702,730
Hansen Technologies Ltd.	312,745	1,183,716
Healius Ltd. *	1,261,942	1,134,487
HealthCo REIT	858,710	634,927
Helia Group Ltd.	547,144	1,593,273
HMC Capital Ltd.	488,237	3,921,705
HomeCo Daily Needs REIT	3,297,522	2,685,214
Hotel Property Investments Ltd.	377,261	909,337
HUB24 Ltd.	107,018	5,254,562
Humm Group Ltd.	780,435	330,469
Imdex Ltd.	953,960	1,590,931
Imugene Ltd. *(a)	13,008,378	322,024
Infomedia Ltd.	713,422	641,367
Ingenia Communities Group	695,489	2,288,036
Inghams Group Ltd.	681,815	1,376,922
Integral Diagnostics Ltd. (a)	321,298	611,184
ioneer Ltd. *	3,920,296	536,314
IPH Ltd.	417,023	1,371,932
IRESS Ltd. *	349,190	2,113,288
Johns Lyng Group Ltd.	350,784	955,206
Judo Capital Holdings Ltd. *	942,764	1,225,257
Jumbo Interactive Ltd.	95,134	865,792
Karoon Energy Ltd.	1,470,059	1,273,701
Kelsian Group Ltd.	390,184	991,323
Kogan.com Ltd.	147,200	478,508
Latin Resources Ltd. *	4,965,078	517,520
Leo Lithium Ltd. *(b)	1,797,999	462,167
Life360, Inc. *	399,236	6,580,083
Lifestyle Communities Ltd.	205,032	1,207,456
Lovisa Holdings Ltd.	101,648	1,947,489
Macquarie Technology Group Ltd. *	28,630	1,640,730
Mayne Pharma Group Ltd. *	149,149	495,532
McMillan Shakespeare Ltd.	110,998	1,090,430
Megaport Ltd. *	282,649	1,452,799
Mesoblast Ltd. *(a)	1,978,285	2,281,094
Monadelphous Group Ltd.	179,398	1,491,246
Mount Gibson Iron Ltd. *	1,374,743	273,151
Myer Holdings Ltd.	1,563,238	1,079,474
MyState Ltd.	227,411	608,884
Nanosonics Ltd. *	434,345	922,430
National Storage REIT	2,563,349	4,174,735
Navigator Global Investments Ltd.	436,002	480,017
Netwealth Group Ltd.	159,070	3,190,650
Neuren Pharmaceuticals Ltd. *	210,311	1,708,479
nib holdings Ltd.	917,473	3,394,867
Nick Scali Ltd.	145,887	1,340,037
Nickel Industries Ltd.	3,042,128	1,783,615
Nine Entertainment Co. Holdings Ltd.	2,540,104	2,076,713
NRW Holdings Ltd.	815,733	2,072,496
Nuix Ltd. *	377,271	1,646,681
OFX Group Ltd. *	470,557	406,171

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Omni Bridgeway Ltd. *	486,209	326,243
oOh!media Ltd.	795,617	650,472
Opthea Ltd. *	2,346,199	1,100,471
Paladin Energy Ltd. *	552,979	2,737,811
Perenti Ltd.	1,737,828	1,403,814
Perseus Mining Ltd.	2,580,684	4,438,333
PEXA Group Ltd. *	251,458	2,136,113
Pinnacle Investment Management Group Ltd.	179,021	2,733,649
Platinum Asset Management Ltd.	999,058	686,632
PolyNovo Ltd. *	1,121,569	1,607,422
PPK Mining Equipment Group Pty. Ltd. *(b)	78,953	1,445
Praemium Ltd.	986,333	449,783
Premier Investments Ltd.	151,806	3,430,634
PWR Holdings Ltd.	115,810	651,085
Ramelius Resources Ltd.	2,209,107	3,022,158
Regis Healthcare Ltd.	261,874	1,139,594
Regis Resources Ltd. *	1,335,858	2,227,827
Reliance Worldwide Corp. Ltd.	1,472,529	5,237,664
Resolute Mining Ltd. *	4,059,088	1,150,268
Ridley Corp. Ltd.	478,092	868,954
Rural Funds Trust	699,253	851,838
Sandfire Resources Ltd. *	845,291	5,710,395
Sayona Mining Ltd. *(a)	14,961,945	311,903
Select Harvests Ltd. *	266,408	640,405
Service Stream Ltd.	1,072,836	1,139,206
SG Fleet Group Ltd.	212,113	457,379
Sigma Healthcare Ltd.	2,999,100	5,646,378
Silex Systems Ltd. *	368,528	1,346,835
SiteMinder Ltd. *	389,688	1,678,030
SmartGroup Corp. Ltd.	161,063	819,460
Spartan Resources Ltd. *	1,909,019	1,772,174
Stanmore Resources Ltd.	606,695	1,308,216
Strike Energy Ltd. *(a)	5,085,247	679,121
Super Retail Group Ltd.	304,349	2,920,490
Superloop Ltd. *	775,625	1,111,618
Syrah Resources Ltd. *	2,030,423	290,998
Technology One Ltd.	521,887	10,270,897
Telix Pharmaceuticals Ltd. *	537,995	8,670,798
Temple & Webster Group Ltd. *	211,064	1,623,847
Tuas Ltd. *	345,018	1,254,172
Tyro Payments Ltd. *	638,201	374,180
Vault Minerals Ltd. *	12,080,858	2,754,527
Ventia Services Group Pty. Ltd.	1,492,840	4,424,924
Virgin Australia Holdings Pty. Ltd. *(b)	424,000	0
Viva Energy Group Ltd.	2,129,554	3,620,848
Vulcan Energy Resources Ltd. *(a)	289,197	1,337,622
Vulcan Steel Ltd. (a)	177,743	847,588
Waypoint REIT Ltd.	1,256,374	2,054,347
WEB Travel Group Ltd. *	732,410	2,457,212
Webjet Group Ltd. *	705,656	390,745
Weebit Nano Ltd. *(a)	338,260	608,192
West African Resources Ltd. *	2,134,749	2,106,884
Westgold Resources Ltd.	1,520,772	2,823,515
Wildcat Resources Ltd. *	1,875,697	293,262
Zip Co. Ltd. *	2,269,121	5,055,509
		291,625,497

Austria 0.8%
Agrana Beteiligungs AG	17,480	202,163
AT&S Austria Technologie & Systemtechnik AG *(a)	49,723	693,230
BAWAG Group AG *	143,639	11,378,368
CA Immobilien Anlagen AG (a)	63,036	1,589,898
DO & Co. AG *	13,947	2,356,932
EVN AG	70,252	1,817,905
Immofinanz AG *	59,157	987,210
SECURITY	NUMBER OF SHARES	VALUE ($)
Lenzing AG *(a)	35,537	1,101,629
Oesterreichische Post AG (a)	64,664	1,966,986
Palfinger AG	26,058	533,936
Porr AG	31,332	533,457
Schoeller-Bleckmann Oilfield Equipment AG	20,935	646,763
Strabag SE	23,628	963,298
UNIQA Insurance Group AG	210,540	1,601,082
Vienna Insurance Group AG Wiener Versicherung Gruppe	71,656	2,198,594
Wienerberger AG	208,872	5,872,657
		34,444,108

Belgium 1.4%
Aedifica SA	90,503	5,548,959
Azelis Group NV	282,277	5,491,759
Barco NV	132,844	1,418,533
Bekaert SA	65,654	2,273,089
bpost SA	183,075	366,618
Cofinimmo SA	69,496	4,169,217
Colruyt Group NV	90,496	4,100,464
Deme Group NV	12,904	1,981,687
Fagron	112,285	2,215,363
Gimv NV	38,733	1,658,893
KBC Ancora	66,948	3,337,536
Kinepolis Group NV	26,061	1,012,944
Melexis NV	38,531	2,307,489
Montea NV	38,601	2,719,385
Ontex Group NV *	121,089	1,019,317
Proximus SADP	283,720	1,836,948
Retail Estates NV	24,831	1,542,119
Shurgard Self Storage Ltd.	58,024	2,365,600
Solvay SA	132,924	4,592,300
Tessenderlo Group SA	45,839	1,074,817
Umicore SA	384,267	4,139,802
VGP NV	18,790	1,567,834
Xior Student Housing NV	68,641	2,229,334
		58,970,007

Canada 22.7%
Air Canada *	332,503	5,927,418
Alamos Gold, Inc., Class A	772,469	14,680,856
Algonquin Power & Utilities Corp.	1,440,692	7,151,240
Allied Properties Real Estate Investment Trust	238,525	3,095,382
AltaGas Ltd.	554,788	13,567,076
ARC Resources Ltd.	1,126,511	20,765,810
Aritzia, Inc. *	168,174	5,601,996
Atco Ltd., Class I	137,189	4,814,818
AtkinsRealis Group, Inc.	330,060	17,920,338
ATS Corp. *	157,149	5,147,201
B2Gold Corp.	2,452,674	7,147,027
Bausch Health Cos., Inc. *	574,102	4,899,846
Baytex Energy Corp.	1,331,210	3,784,034
BlackBerry Ltd. *	1,125,313	2,957,649
Boardwalk Real Estate Investment Trust	76,998	3,926,477
Bombardier, Inc., Class B *	162,039	11,199,167
Boralex, Inc., Class A	164,729	3,546,000
Boyd Group Services, Inc.	40,358	6,227,725
Brookfield Infrastructure Corp., Class A	224,696	10,081,350
Brookfield Renewable Corp., Class A	253,732	8,085,935
BRP, Inc.	58,475	2,856,198
CAE, Inc. *	599,119	14,082,067
Canadian Apartment Properties REIT	315,269	10,323,954
Canadian Tire Corp. Ltd., Class A	96,544	10,644,215
Canadian Western Bank	181,041	7,785,222
Canfor Corp. *	101,009	1,279,070

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Power Corp.	242,910	10,804,867
Capstone Copper Corp. *	902,946	6,242,558
Cargojet, Inc.	15,876	1,370,859
Celestica, Inc. *	221,289	19,024,074
Centerra Gold, Inc.	402,157	2,427,045
Chartwell Retirement Residences	501,148	5,780,481
Choice Properties Real Estate Investment Trust	529,981	5,291,672
CI Financial Corp.	233,068	5,168,561
Cogeco Communications, Inc.	18,844	942,099
Colliers International Group, Inc.	80,982	12,414,946
Cronos Group, Inc. *	373,250	781,075
Definity Financial Corp.	150,872	6,306,851
Descartes Systems Group, Inc. *	159,883	18,852,754
Dream Industrial Real Estate Investment Trust	515,253	4,677,260
Eldorado Gold Corp. *	380,562	6,080,186
Element Fleet Management Corp.	729,922	15,483,115
Emera, Inc.	540,882	20,636,301
Enghouse Systems Ltd.	81,128	1,690,179
Equinox Gold Corp. *	674,633	3,835,360
Finning International, Inc.	263,338	7,184,596
First Capital Real Estate Investment Trust	393,799	5,045,712
First Majestic Silver Corp. (a)	529,956	3,285,375
First National Financial Corp.	33,761	1,061,911
First Quantum Minerals Ltd. *	1,280,323	17,492,825
FirstService Corp.	75,088	14,647,027
GFL Environmental, Inc.	419,292	19,887,285
Gibson Energy, Inc.	305,511	5,151,673
Gildan Activewear, Inc.	316,734	15,744,518
Granite Real Estate Investment Trust	119,810	6,503,275
H&R Real Estate Investment Trust	480,261	3,406,058
Hudbay Minerals, Inc.	735,522	6,561,204
iA Financial Corp., Inc.	178,585	17,069,621
IAMGOLD Corp. *	1,029,020	5,673,702
IGM Financial, Inc.	152,058	5,137,924
Innergex Renewable Energy, Inc.	314,554	1,961,259
Ivanhoe Mines Ltd., Class A *	1,243,148	16,736,307
Keyera Corp.	429,969	14,178,244
Kinaxis, Inc. *	52,784	6,916,602
Kinross Gold Corp.	2,303,046	22,550,984
Lightspeed Commerce, Inc. *	258,305	4,842,700
Linamar Corp.	76,959	3,378,688
Lundin Gold, Inc.	183,993	4,278,693
Lundin Mining Corp.	1,226,064	12,031,653
Maple Leaf Foods, Inc.	142,004	2,307,318
MEG Energy Corp.	509,089	9,162,620
Methanex Corp.	101,219	4,745,217
NexGen Energy Ltd. *	994,870	8,462,594
North West Co., Inc.	87,591	3,224,880
Northland Power, Inc.	480,600	6,971,386
Novagold Resources, Inc. *	450,255	1,656,118
OceanaGold Corp.	1,339,471	4,228,448
Onex Corp.	121,978	9,921,847
Open Text Corp.	502,097	15,290,802
Osisko Gold Royalties Ltd.	349,267	6,780,043
Pan American Silver Corp.	688,615	15,275,779
Paramount Resources Ltd., Class A	151,382	3,388,431
Parex Resources, Inc.	191,089	2,043,068
Parkland Corp.	263,224	6,796,092
PrairieSky Royalty Ltd.	444,989	9,448,647
Premium Brands Holdings Corp.	69,417	3,895,364
Primaris Real Estate Investment Trust	180,390	2,076,839
Quebecor, Inc., Class B	99,866	2,358,012
RB Global, Inc.	344,175	34,005,763
RioCan Real Estate Investment Trust	563,454	7,650,081
Russel Metals, Inc.	113,413	3,722,788
Saputo, Inc.	459,044	8,556,975
SECURITY	NUMBER OF SHARES	VALUE ($)
SmartCentres Real Estate Investment Trust	245,881	4,514,945
SSR Mining, Inc. *	381,126	2,240,236
Stantec, Inc.	214,506	18,578,826
Stella-Jones, Inc.	107,349	5,484,946
Superior Plus Corp.	464,804	2,197,623
TFI International, Inc.	150,031	22,841,916
TMX Group Ltd.	514,422	16,265,016
Topaz Energy Corp.	177,744	3,534,188
Torex Gold Resources, Inc. *	162,641	3,449,943
Toromont Industries Ltd.	155,131	12,741,538
TransAlta Corp.	500,137	5,668,803
Transcontinental, Inc., Class A	135,047	1,644,503
Veren, Inc.	1,158,979	6,150,208
Vermilion Energy, Inc.	291,815	2,994,952
West Fraser Timber Co. Ltd.	140,794	13,828,512
Westshore Terminals Investment Corp.	69,703	1,207,724
Whitecap Resources, Inc.	1,105,747	8,078,986
Winpak Ltd.	59,356	2,056,889
WSP Global, Inc.	235,028	41,791,894
		923,276,910

Denmark 2.1%
ALK-Abello AS *	247,777	5,684,729
Alm Brand AS	1,595,809	3,089,465
Ambu AS, Class B *	339,529	5,337,448
Bavarian Nordic AS *	132,906	3,640,281
Chemometec AS	29,436	1,974,351
D/S Norden AS	41,631	1,254,649
Dfds AS	62,336	1,244,778
FLSmidth & Co. AS	105,568	5,759,070
GN Store Nord AS *	273,937	5,237,430
ISS AS	286,485	5,193,327
Jyske Bank AS	85,373	6,006,700
Netcompany Group AS *	81,148	4,040,736
NKT AS *	100,444	7,745,611
NTG Nordic Transport Group AS, Class A *	30,228	1,220,079
Ringkjoebing Landbobank AS	49,095	7,995,928
Royal Unibrew AS	94,467	7,110,779
Scandinavian Tobacco Group AS, A Shares	88,083	1,185,085
Schouw & Co. AS	23,154	1,823,201
Spar Nord Bank AS	129,054	2,544,160
Sydbank AS	100,556	4,992,909
TORM PLC, Class A	77,836	1,639,175
		84,719,891

Finland 1.3%
Cargotec OYJ, B Shares	71,173	3,955,601
Citycon OYJ *	163,077	595,957
Finnair OYJ *	162,282	367,572
F-Secure OYJ	201,756	397,209
Huhtamaki OYJ	176,296	6,360,725
Kalmar OYJ, B Shares *	91,241	3,078,019
Kemira OYJ	213,206	4,188,502
Kojamo OYJ *	294,730	3,008,656
Konecranes OYJ	133,757	9,048,612
Mandatum OYJ	891,912	4,013,081
Metsa Board OYJ, B Shares	259,097	1,150,460
Nokian Renkaat OYJ	236,799	1,842,290
Outokumpu OYJ	664,856	2,231,659
QT Group OYJ *	36,958	2,671,949
Revenio Group OYJ	43,254	1,242,629
Sanoma OYJ	140,919	1,083,546
Terveystalo OYJ	142,987	1,525,332
TietoEVRY OYJ	197,183	3,519,675

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tokmanni Group Corp.	89,488	1,117,194
YIT OYJ *	365,367	916,128
		52,314,796

France 3.1%
Air France-KLM *(a)	219,263	1,712,344
Altarea SCA	9,384	955,457
Alten SA	55,332	4,409,425
Antin Infrastructure Partners SA	49,904	543,953
ARGAN SA	22,852	1,600,236
Beneteau SACA	69,344	581,535
Carmila SA	108,049	1,883,003
Coface SA	197,098	3,047,682
Derichebourg SA	180,628	871,862
Elior Group SA *	214,608	600,220
Elis SA	326,352	6,638,789
Equasens	8,688	379,439
Eramet SA	18,320	980,057
Esso SA Francaise	4,020	424,168
Etablissements Maurel et Prom SA	99,684	526,958
Eutelsat Communications SACA *(a)	303,308	932,871
Exclusive Networks SA *	41,822	1,060,138
Fnac Darty SA	23,734	665,552
Forvia SE	294,821	2,502,331
Gaztransport Et Technigaz SA	65,199	9,482,464
GL Events SACA	24,538	415,191
ICADE	61,028	1,434,831
ID Logistics Group SACA *	4,977	2,039,603
Imerys SA	73,757	2,204,632
Interparfums SA	40,097	1,674,961
IPSOS SA	71,507	3,338,237
Lagardere SA	40,239	892,509
LISI SA	25,857	569,417
Manitou BF SA	22,195	368,045
Mercialys SA	174,114	1,927,264
Mersen SA	33,906	708,352
Metropole Television SA	122,500	1,407,704
Nexans SA	56,351	6,392,228
Nexity SA *	78,885	971,492
Opmobility	103,323	949,975
OVH Groupe SAS *(a)	50,217	450,833
Peugeot Invest SA	9,629	714,962
Quadient SA	63,433	1,149,685
Rubis SCA	176,720	4,240,728
SES SA, Class A	670,357	2,308,182
Societe BIC SA	44,240	2,948,430
Sopra Steria Group	26,529	5,009,965
SPIE SA	255,125	8,030,001
Technip Energies NV	258,373	6,347,507
Television Francaise 1 SA	199,109	1,521,513
Trigano SA	14,936	1,878,851
Ubisoft Entertainment SA *	198,489	2,611,118
Valeo SE	418,920	3,473,338
Vallourec SACA *	310,719	5,447,814
Valneva SE *(a)	189,942	370,138
Verallia SA	129,753	3,448,057
Vetoquinol SA	7,237	594,682
Vicat SACA	28,944	1,094,430
Virbac SACA	7,943	2,718,166
Viridien *	13,443	568,437
Voltalia SA *(a)	71,664	581,311
VusionGroup (a)	14,811	2,233,875
Wavestone	16,749	815,523
Worldline SA *	466,162	3,275,182
X-Fab Silicon Foundries SE *(a)	100,325	476,835
		127,402,488

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 3.7%
1&1 AG	90,737	1,140,454
About You Holding SE *	87,431	306,123
Adesso SE	6,844	626,723
Adtran Networks SE	34,099	715,265
AIXTRON SE	199,108	2,874,773
Aroundtown SA *	1,303,524	4,334,112
Atoss Software SE	14,442	1,897,554
Aurubis AG (a)	56,471	4,443,530
Auto1 Group SE *	176,897	2,449,455
BayWa AG *(a)	26,011	248,904
Befesa SA	76,231	1,619,966
Bilfinger SE	48,885	2,251,171
CANCOM SE	60,364	1,502,103
Ceconomy AG *	336,636	1,141,332
CompuGroup Medical SE & Co. KGaA	44,186	742,508
Dermapharm Holding SE	32,632	1,239,050
Deutsche Beteiligungs AG	26,602	696,807
Deutsche EuroShop AG	35,117	720,299
Deutsche Pfandbriefbank AG *	240,190	1,279,860
Deutz AG	258,482	1,096,403
Douglas AG *	64,089	1,231,973
Duerr AG	90,744	2,095,147
Eckert & Ziegler SE	27,051	1,315,993
Elmos Semiconductor SE	16,484	1,081,186
Encavis AG *	203,788	3,766,717
Energiekontor AG	12,542	561,667
Evotec SE *	294,594	2,747,457
flatexDEGIRO AG	159,060	2,281,430
Freenet AG	222,133	6,864,892
Gerresheimer AG	65,642	5,179,034
GFT Technologies SE	32,288	733,206
Grand City Properties SA *	117,790	1,555,123
Grenke AG	50,096	821,185
HelloFresh SE *	294,383	3,594,321
Hensoldt AG	108,080	4,200,872
Hornbach Holding AG & Co. KGaA	18,825	1,606,544
Hugo Boss AG	89,527	3,032,490
Hypoport SE *	8,254	1,693,012
Indus Holding AG	35,934	821,693
IONOS Group SE *	38,940	939,785
Jenoptik AG	97,772	2,162,407
K&S AG	336,699	3,988,296
Kloeckner & Co. SE	107,957	535,914
Kontron AG	78,221	1,416,056
Krones AG	27,135	3,381,880
KWS Saat SE & Co. KGaA	20,001	1,265,391
Lanxess AG	162,819	4,068,798
METRO AG	241,209	1,118,419
Nagarro SE *(a)	15,621	1,618,543
Nordex SE *	264,581	3,339,434
Norma Group SE	60,259	860,488
Patrizia SE	80,395	703,931
Pentixapharm Holding AG *	27,051	86,857
Pfeiffer Vacuum Technology AG	7,185	1,176,264
PNE AG (a)	79,760	938,462
ProSiebenSat.1 Media SE (a)	312,759	1,524,171
Redcare Pharmacy NV *	14,773	2,323,324
RENK Group AG	111,617	2,344,831
Salzgitter AG	44,684	774,002
Schaeffler AG *	90,253	425,437
Schott Pharma AG & Co. KGaA	66,624	1,942,165
Secunet Security Networks AG	3,062	344,107
SGL Carbon SE *(a)	96,130	414,253
Siltronic AG	38,675	1,937,855
Sixt SE	24,416	1,797,437
SMA Solar Technology AG	16,507	238,158
Stabilus SE	45,877	1,582,066

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
STRATEC SE	13,685	455,304
Stroeer SE & Co. KGaA	59,036	3,042,868
Suedzucker AG (a)	110,823	1,279,371
TAG Immobilien AG *	284,636	4,725,945
Takkt AG	62,228	533,689
TeamViewer SE *	264,806	3,230,399
thyssenkrupp AG	917,580	3,752,543
Thyssenkrupp Nucera AG & Co. KGaA *(a)	53,683	479,966
TUI AG *	836,164	6,632,507
United Internet AG	152,410	2,525,706
Verbio SE	37,856	459,810
Vossloh AG	16,283	727,480
Wacker Neuson SE	45,405	652,212
Wuestenrot & Wuerttembergische AG	59,938	754,614
		149,011,479

Hong Kong 0.8%
Asia Cement China Holdings Corp.	769,732	221,575
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	425,183	449,686
Cafe de Coral Holdings Ltd.	600,000	606,820
CARsgen Therapeutics Holdings Ltd. *(a)	753,236	643,705
CGN Mining Co. Ltd. (a)	4,672,138	1,050,722
China Animal Healthcare Ltd. *(b)	192,752	0
China Travel International Investment Hong Kong Ltd.	4,886,696	609,145
Chow Sang Sang Holdings International Ltd.	466,459	386,640
CITIC Telecom International Holdings Ltd.	2,669,738	782,235
Cowell e Holdings, Inc. *(a)	451,039	1,457,760
Dah Sing Financial Holdings Ltd.	356,748	1,146,134
Everest Medicines Ltd. *	203,260	895,942
Far East Consortium International Ltd.	2,294,268	294,834
Fortune Real Estate Investment Trust	2,584,744	1,328,653
Giordano International Ltd.	1,598,632	338,974
Guotai Junan International Holdings Ltd.	4,447,068	628,638
HKBN Ltd.	1,464,306	914,539
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,499,495	298,723
IGG, Inc.	1,525,348	693,915
Jinchuan Group International Resources Co. Ltd.	9,399,628	640,207
K Wah International Holdings Ltd.	2,635,932	586,022
Luk Fook Holdings International Ltd.	639,667	1,205,096
MH Development NPV *(b)	459,925	0
Mongolian Mining Corp. *	954,526	1,015,669
Pacific Basin Shipping Ltd.	8,807,435	2,093,896
Prosperity REIT	2,168,311	334,377
Realord Group Holdings Ltd. *(a)	661,886	614,972
SmarTone Telecommunications Holdings Ltd.	656,767	338,446
Stella International Holdings Ltd.	1,112,500	2,032,982
SUNeVision Holdings Ltd.	1,134,871	612,533
Sunlight Real Estate Investment Trust	2,030,776	472,362
Superb Summit International Group Ltd. *(b)	1,120,000	0
Theme International Holdings Ltd. (a)	9,579,933	498,599
Truly International Holdings Ltd.	3,107,689	423,328
United Laboratories International Holdings Ltd.	1,828,218	2,485,693
Value Partners Group Ltd.	3,079,362	625,247
Vitasoy International Holdings Ltd.	1,582,304	2,513,288
SECURITY	NUMBER OF SHARES	VALUE ($)
Vobile Group Ltd. *(a)	3,325,546	1,388,930
VSTECS Holdings Ltd.	1,254,064	813,851
		31,444,138

Ireland 0.0%
Dalata Hotel Group PLC	416,602	1,938,267

Israel 1.5%
AFI Properties Ltd. *	6,726	315,423
Alony Hetz Properties & Investments Ltd.	303,537	2,577,307
Ashtrom Group Ltd. *	72,385	1,267,855
AudioCodes Ltd.	46,641	421,041
Bet Shemesh Engines Holdings 1997 Ltd. *	17,182	1,350,212
Cellcom Israel Ltd. *	162,013	870,302
Clal Insurance Enterprises Holdings Ltd. *	123,863	2,627,402
Danel Adir Yeoshua Ltd.	8,949	990,491
Delek Automotive Systems Ltd. *	98,198	693,070
Delta Galil Ltd.	17,754	944,920
Elco Ltd.	18,110	658,518
Electra Ltd.	3,421	1,820,098
Equital Ltd. *	33,791	1,351,398
FIBI Holdings Ltd.	32,275	1,588,161
Formula Systems 1985 Ltd.	18,243	1,591,649
Fox Wizel Ltd.	13,537	1,058,937
G City Ltd.	161,692	695,129
Hilan Ltd.	26,626	1,548,939
IDI Insurance Co. Ltd.	14,968	546,739
Isracard Ltd.	362,898	1,467,303
Israel Canada TR Ltd.	274,863	1,096,231
Kamada Ltd. *	72,595	421,315
Kenon Holdings Ltd.	40,850	1,208,989
Matrix IT Ltd.	59,966	1,356,787
Mega Or Holdings Ltd.	37,479	1,143,240
Menora Mivtachim Holdings Ltd.	40,032	1,493,086
Migdal Insurance & Financial Holdings Ltd.	698,937	1,243,636
Next Vision Stabilized Systems Ltd.	93,057	1,296,678
Oil Refineries Ltd.	4,510,835	1,143,947
One Software Technologies Ltd.	78,131	1,341,636
OPC Energy Ltd. *	212,587	1,695,714
OY Nofar Energy Ltd. *	33,529	826,225
Partner Communications Co. Ltd. *	190,302	1,122,764
Paz Retail & Energy Ltd.	18,934	2,260,216
Perion Network Ltd. *	89,704	765,617
Priortech Ltd. *	16,038	714,633
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	14,084	943,285
Reit 1 Ltd.	373,019	1,919,653
Sapiens International Corp. NV	57,194	1,549,704
Sella Capital Real Estate Ltd.	409,031	1,012,550
Shikun & Binui Ltd. *	601,051	1,964,019
Shufersal Ltd.	379,491	3,801,538
Summit Real Estate Holdings Ltd.	77,221	1,236,165
Tel Aviv Stock Exchange Ltd.	173,845	2,075,247
YH Dimri Construction & Development Ltd.	13,203	1,250,338
		59,268,107

Italy 2.3%
ACEA SpA	79,334	1,515,808
Anima Holding SpA	384,817	2,536,210
Ariston Holding NV	193,554	754,353
Arnoldo Mondadori Editore SpA	238,834	522,171

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Azimut Holding SpA	201,388	5,081,549
Banca Generali SpA	102,400	4,795,589
Banca IFIS SpA	45,268	954,329
Banca Monte dei Paschi di Siena SpA	1,848,540	12,144,107
Banca Popolare di Sondrio SpA	674,185	5,126,936
BFF Bank SpA	326,616	3,097,848
Brembo NV	273,943	2,535,186
Carel Industries SpA	90,349	1,792,113
Cementir Holding NV	82,312	959,795
Credito Emiliano SpA	123,613	1,313,435
Danieli & C Officine Meccaniche SpA	18,676	496,099
De' Longhi SpA	131,062	3,928,579
El.En. SpA	98,694	1,266,524
Enav SpA	470,576	2,027,852
ERG SpA	102,703	2,254,109
Fincantieri SpA *	168,284	1,056,141
GVS SpA *	135,619	734,826
Intercos SpA	96,428	1,393,271
Iren SpA	1,200,277	2,506,308
Italmobiliare SpA	26,173	735,329
Iveco Group NV	362,276	3,623,564
Juventus Football Club SpA *(a)	256,990	882,157
Lottomatica Group SpA	203,041	2,697,806
Maire SpA	302,907	2,317,896
MARR SpA	41,161	425,613
MFE-MediaForEurope NV, Class A	381,588	1,137,360
MFE-MediaForEurope NV, Class B	191,794	787,198
Moltiply Group SpA	29,999	1,191,354
Piaggio & C SpA	317,423	681,924
RAI Way SpA	180,360	986,771
Saipem SpA *	2,459,485	6,341,008
Salvatore Ferragamo SpA	122,235	715,240
Sanlorenzo SpA	25,505	840,478
Sesa SpA	13,734	1,120,577
SOL SpA	69,170	2,648,330
Tamburi Investment Partners SpA	149,420	1,325,667
Technogym SpA	248,654	2,757,599
Technoprobe SpA *	306,889	1,896,197
Tinexta SpA	36,948	307,513
Webuild SpA	905,406	2,530,344
Zignago Vetro SpA	61,760	621,651
		95,364,714

Japan 18.2%
77 Bank Ltd.	132,214	3,877,902
A&D HOLON Holdings Co. Ltd.	50,220	628,314
Adastria Co. Ltd.	49,167	1,198,197
ADEKA Corp.	185,356	3,395,859
Aeon Delight Co. Ltd.	32,620	960,019
Aeon Hokkaido Corp.	98,599	566,574
Ai Holdings Corp.	71,217	991,542
Aichi Corp.	46,700	427,867
Aichi Financial Group, Inc.	87,879	1,426,567
Aichi Steel Corp.	21,200	664,154
Aida Engineering Ltd.	103,259	532,160
Aiful Corp.	545,070	1,201,306
Ain Holdings, Inc.	50,778	1,695,925
Aiphone Co. Ltd.	22,447	405,940
Aisan Industry Co. Ltd.	55,647	492,796
Aizawa Securities Group Co. Ltd.	40,956	474,777
Akita Bank Ltd.	29,084	401,833
Alconix Corp.	49,644	482,937
Alpen Co. Ltd.	28,212	375,697
Altech Corp.	34,300	592,431
Anest Iwata Corp.	60,177	558,957
Anicom Holdings, Inc.	151,752	682,043
Anritsu Corp.	251,136	1,920,496
Anycolor, Inc. (a)	55,000	784,066
SECURITY	NUMBER OF SHARES	VALUE ($)
AOKI Holdings, Inc.	69,517	576,743
Aoyama Trading Co. Ltd.	83,232	1,248,605
Appier Group, Inc. *	150,850	1,435,327
Arata Corp.	59,074	1,181,991
ARCLANDS Corp.	110,558	1,237,460
Arcs Co. Ltd.	89,839	1,500,258
ARE Holdings, Inc.	134,600	1,563,918
Argo Graphics, Inc.	27,108	900,682
Ariake Japan Co. Ltd.	33,294	1,190,457
Arisawa Manufacturing Co. Ltd.	50,190	485,909
Artience Co. Ltd.	63,147	1,303,430
Asahi Diamond Industrial Co. Ltd.	90,653	484,094
Asahi Yukizai Corp.	21,599	609,061
Asanuma Corp.	113,846	490,451
ASKA Pharmaceutical Holdings Co. Ltd.	39,133	521,131
Atom Corp. *(a)	216,567	1,038,241
Autobacs Seven Co. Ltd.	108,061	1,026,754
Avant Group Corp.	39,315	553,659
Avex, Inc.	62,656	633,298
Awa Bank Ltd.	64,067	1,221,319
Axial Retailing, Inc.	102,644	614,422
AZ-COM MARUWA Holdings, Inc.	92,072	625,318
Bando Chemical Industries Ltd.	45,984	538,269
Bank of Iwate Ltd.	29,373	515,350
Bank of Nagoya Ltd.	25,640	1,049,945
Bank of Saga Ltd.	23,010	316,228
Bank of the Ryukyus Ltd.	74,048	494,031
Base Co. Ltd.	18,600	404,361
Belc Co. Ltd.	17,463	775,565
Bell System24 Holdings, Inc.	60,182	500,899
Belluna Co. Ltd.	89,379	451,106
BML, Inc.	34,251	644,722
Broadleaf Co. Ltd.	157,508	721,547
BRONCO BILLY Co. Ltd.	16,710	430,031
Bunka Shutter Co. Ltd.	105,507	1,307,378
C Uyemura & Co. Ltd.	20,193	1,425,214
Canon Electronics, Inc.	33,756	557,412
Carta Holdings, Inc.	37,093	363,311
Cawachi Ltd.	22,609	380,267
Central Automotive Products Ltd.	24,290	751,254
Central Glass Co. Ltd.	41,870	921,399
Change Holdings, Inc. (a)	74,442	665,683
Chiyoda Corp. *	286,827	630,242
Chiyoda Integre Co. Ltd.	20,582	469,377
Chofu Seisakusho Co. Ltd.	32,378	410,047
Chori Co. Ltd.	21,588	556,284
Chubu Shiryo Co. Ltd.	49,626	435,510
Chubu Steel Plate Co. Ltd.	29,540	424,852
Chudenko Corp.	48,010	1,075,698
Chugoku Marine Paints Ltd.	81,185	1,290,333
Citizen Watch Co. Ltd.	381,834	2,250,046
CKD Corp.	110,388	1,834,594
CMK Corp.	108,637	294,405
COLOPL, Inc.	93,373	285,369
Colowide Co. Ltd. (a)	129,382	1,476,153
Comforia Residential REIT, Inc.	1,284	2,464,808
Computer Engineering & Consulting Ltd.	40,700	539,559
Comture Corp.	42,230	614,393
Cosel Co. Ltd.	60,268	472,722
CRE Logistics REIT, Inc.	1,144	1,084,700
Create Restaurants Holdings, Inc.	189,362	1,481,508
Create SD Holdings Co. Ltd.	47,938	917,680
CTI Engineering Co. Ltd.	19,974	639,046
Curves Holdings Co. Ltd.	114,756	626,560
Cybozu, Inc.	45,634	643,558
Dai Nippon Toryo Co. Ltd.	45,982	337,704
Dai-Dan Co. Ltd.	49,080	1,186,273
Daido Metal Co. Ltd.	74,919	234,956
Daiei Kankyo Co. Ltd.	63,329	1,269,237

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Daihen Corp.	36,804	1,722,756
Daiho Corp.	14,786	332,767
Daiichi Jitsugyo Co. Ltd.	50,010	784,190
Daiichikosho Co. Ltd.	144,704	1,797,419
Daiki Aluminium Industry Co. Ltd.	50,794	354,782
Daikoku Denki Co. Ltd.	16,288	357,352
Daikokutenbussan Co. Ltd.	9,569	649,890
Daikyonishikawa Corp.	109,121	442,486
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	23,213	440,504
Daio Paper Corp.	148,668	810,727
Daiseki Co. Ltd.	75,697	1,965,698
Daishi Hokuetsu Financial Group, Inc.	152,702	2,861,161
Daito Pharmaceutical Co. Ltd.	25,774	360,563
Daiwa Industries Ltd.	48,935	475,714
Daiwabo Holdings Co. Ltd.	164,076	3,343,027
DCM Holdings Co. Ltd.	229,753	2,149,369
DeNA Co. Ltd.	155,418	2,522,431
Denyo Co. Ltd.	25,829	445,947
Digital Arts, Inc.	18,283	734,071
Digital Garage, Inc.	67,155	1,670,100
Dip Corp.	60,287	1,011,173
DKS Co. Ltd.	12,982	331,065
Doshisha Co. Ltd.	39,852	557,506
Doutor Nichires Holdings Co. Ltd.	47,010	714,298
DTS Corp.	65,531	1,815,154
Duskin Co. Ltd.	76,628	1,940,382
DyDo Group Holdings, Inc.	33,620	753,280
Eagle Industry Co. Ltd.	50,321	641,975
Earth Corp.	27,465	987,522
EDION Corp.	139,554	1,680,019
eGuarantee, Inc.	57,435	600,412
Ehime Bank Ltd.	61,855	424,626
Eiken Chemical Co. Ltd.	58,480	867,553
Eizo Corp.	70,818	1,015,694
Elan Corp. (a)	60,190	270,521
Elecom Co. Ltd.	79,213	756,871
Elematec Corp.	29,502	470,665
en Japan, Inc.	50,176	692,578
Enplas Corp.	12,470	441,725
eRex Co. Ltd. *	103,220	424,743
ES-Con Japan Ltd.	71,691	472,578
ESCON Japan REIT Investment Corp.	612	463,732
ESPEC Corp.	34,763	600,196
euglena Co. Ltd. *(a)	227,293	608,395
Exedy Corp.	67,841	2,007,879
FCC Co. Ltd.	64,126	1,273,682
Feed One Co. Ltd.	52,392	277,684
Ferrotec Holdings Corp.	86,094	1,409,629
FIDEA Holdings Co. Ltd.	34,229	318,165
Financial Partners Group Co. Ltd.	106,565	2,088,939
First Bank of Toyama Ltd.	103,568	741,323
Fixstars Corp.	38,286	415,019
FP Partner, Inc. (a)	30,002	570,335
France Bed Holdings Co. Ltd.	58,775	487,623
Fudo Tetra Corp.	25,500	344,335
Fuji Co. Ltd.	59,644	801,422
Fuji Corp.	152,206	2,199,201
Fuji Kyuko Co. Ltd.	67,760	1,053,949
Fuji Seal International, Inc.	75,113	1,243,339
Fujibo Holdings, Inc.	16,590	609,760
Fujicco Co. Ltd.	40,094	454,106
Fujimi, Inc.	107,452	1,682,772
Fujio Food Group, Inc. *(a)	49,129	389,604
Fujita Kanko, Inc. *	14,597	906,815
Fujitec Co. Ltd.	139,602	5,456,362
Fujiya Co. Ltd.	20,692	368,966
Fukuda Corp.	9,272	325,355
Fukuda Denshi Co. Ltd.	21,354	1,029,417
SECURITY	NUMBER OF SHARES	VALUE ($)
Fukui Bank Ltd.	42,365	517,063
Fukuoka REIT Corp.	1,366	1,296,101
Fukushima Galilei Co. Ltd.	21,111	764,682
Fukuyama Transporting Co. Ltd.	54,973	1,381,783
FULLCAST Holdings Co. Ltd.	36,399	351,908
Funai Soken Holdings, Inc.	72,114	1,148,081
Furukawa Co. Ltd.	57,910	606,920
Furukawa Electric Co. Ltd.	115,548	4,735,479
Furuno Electric Co. Ltd.	45,503	778,052
Furuya Metal Co. Ltd.	31,308	718,155
Fuso Chemical Co. Ltd.	36,188	816,841
Futaba Industrial Co. Ltd.	108,881	471,236
Future Corp.	62,757	787,675
G-7 Holdings, Inc.	29,296	285,382
Gakken Holdings Co. Ltd.	53,604	364,415
Gamecard-Joyco Holdings, Inc. (a)	17,350	307,872
Genki Global Dining Concepts Corp.	20,219	510,237
Genky DrugStores Co. Ltd.	30,824	668,057
Geo Holdings Corp.	44,311	466,168
giftee, Inc. *	36,072	332,655
Giken Ltd.	27,247	314,950
Global One Real Estate Investment Corp.	1,941	1,275,605
GLOBERIDE, Inc.	36,627	455,566
Glory Ltd.	88,026	1,497,529
GMO Financial Holdings, Inc.	64,584	293,280
Godo Steel Ltd.	16,900	423,667
Goldcrest Co. Ltd.	28,612	603,922
Gree, Inc.	129,777	367,249
gremz, Inc.	29,021	510,527
G-Tekt Corp.	39,820	415,739
GungHo Online Entertainment, Inc.	83,598	1,671,570
Gunze Ltd.	28,770	992,300
H.U. Group Holdings, Inc.	97,832	1,596,280
H2O Retailing Corp.	175,479	2,441,996
Hakuto Co. Ltd.	19,619	568,250
Halows Co. Ltd.	15,832	429,573
Hamakyorex Co. Ltd.	117,116	995,040
Hankyu Hanshin REIT, Inc.	1,169	918,481
Hanwa Co. Ltd.	67,230	2,162,139
Happinet Corp.	29,155	807,569
Hazama Ando Corp.	287,143	2,233,133
Health Care & Medical Investment Corp.	654	459,413
Heiwa Real Estate Co. Ltd.	47,869	1,364,180
Heiwa Real Estate REIT, Inc.	1,978	1,543,574
Heiwado Co. Ltd.	60,446	923,685
Hibiya Engineering Ltd.	30,300	785,821
Hiday Hidaka Corp.	50,889	946,047
HI-LEX Corp.	50,199	531,788
Hioki EE Corp.	17,051	870,800
Hirata Corp.	15,558	533,500
HIS Co. Ltd.	76,619	905,541
Hochiki Corp.	27,148	430,037
Hodogaya Chemical Co. Ltd.	12,309	310,215
Hogy Medical Co. Ltd.	32,046	1,025,276
Hokkaido Electric Power Co., Inc.	326,098	1,848,869
Hokkaido Gas Co. Ltd.	104,724	376,542
Hokkoku Financial Holdings, Inc.	39,422	1,320,323
Hokuetsu Corp. (a)	257,583	2,613,820
Hokuetsu Industries Co. Ltd.	42,404	481,116
Hokuhoku Financial Group, Inc.	204,830	2,437,884
Hokuriku Electric Power Co.	323,192	1,893,509
Hokuto Corp.	37,346	431,188
Honeys Holdings Co. Ltd.	28,790	312,083
Hoosiers Holdings Co. Ltd.	46,884	317,170
Hoshino Resorts REIT, Inc.	1,104	1,623,821
Hosiden Corp.	95,532	1,478,922
Hosokawa Micron Corp.	20,568	529,316
Hulic Reit, Inc.	2,395	2,117,761
Hyakugo Bank Ltd.	399,493	1,601,324

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyakujushi Bank Ltd.	48,274	986,791
Ichibanya Co. Ltd.	151,197	1,015,799
Ichigo Office REIT Investment Corp.	1,927	1,014,920
Ichigo, Inc.	393,187	960,813
Ichikoh Industries Ltd.	108,893	291,474
Ichiyoshi Securities Co. Ltd.	64,358	419,954
Icom, Inc.	17,102	303,471
Idec Corp.	47,224	748,993
IDOM, Inc.	100,179	729,072
Iino Kaiun Kaisha Ltd.	153,616	1,140,472
I'll, Inc.	33,200	721,763
Imperial Hotel Ltd. (a)	66,908	414,319
Inaba Denki Sangyo Co. Ltd.	97,865	2,476,193
Inabata & Co. Ltd.	84,957	1,841,296
Inageya Co. Ltd. *(b)	36,572	304,688
Ines Corp.	34,453	396,410
Infomart Corp.	384,225	729,128
Insource Co. Ltd.	76,335	537,245
Integrated Design & Engineering Holdings Co. Ltd.	26,149	1,128,245
Iriso Electronics Co. Ltd.	31,616	560,387
Ise Chemicals Corp. (a)	3,892	688,035
Ishihara Sangyo Kaisha Ltd.	63,549	612,281
Istyle, Inc. *	122,081	348,722
Itochu Enex Co. Ltd.	84,359	905,461
Itochu-Shokuhin Co. Ltd.	9,136	422,780
Itoki Corp.	82,858	873,903
Iwaki Co. Ltd.	27,704	492,893
J Trust Co. Ltd.	179,846	516,121
JAC Recruitment Co. Ltd.	101,630	467,599
Jaccs Co. Ltd.	45,999	1,140,901
JAFCO Group Co. Ltd.	94,437	1,328,664
Japan Aviation Electronics Industry Ltd.	59,404	1,031,170
Japan Elevator Service Holdings Co. Ltd.	112,880	2,041,363
Japan Excellent, Inc.	2,328	1,818,253
Japan Investment Adviser Co. Ltd.	55,304	399,171
Japan Lifeline Co. Ltd.	90,081	791,137
Japan Material Co. Ltd.	106,219	1,120,998
Japan Petroleum Exploration Co. Ltd.	273,391	1,969,631
Japan Pulp & Paper Co. Ltd.	147,302	637,522
Japan Securities Finance Co. Ltd.	148,836	2,085,101
Japan Transcity Corp.	89,349	598,496
Japan Wool Textile Co. Ltd.	100,197	830,611
JBCC Holdings, Inc.	24,384	762,279
JCR Pharmaceuticals Co. Ltd.	108,636	535,277
JCU Corp.	41,054	1,107,093
JDC Corp. (a)	85,680	286,960
JINS Holdings, Inc.	26,664	1,083,000
JM Holdings Co. Ltd.	25,491	461,158
J-Oil Mills, Inc.	32,375	472,739
Joshin Denki Co. Ltd.	40,344	621,607
Joyful Honda Co. Ltd.	99,502	1,179,965
JP-Holdings, Inc.	108,314	464,455
JSB Co. Ltd.	21,382	388,388
JSP Corp.	20,486	284,132
Juroku Financial Group, Inc.	62,327	1,774,131
JVCKenwood Corp.	278,105	2,785,957
K&O Energy Group, Inc.	26,066	565,803
Kaga Electronics Co. Ltd.	62,898	1,097,684
Kaken Pharmaceutical Co. Ltd.	59,070	1,700,300
Kameda Seika Co. Ltd.	25,688	714,957
Kamei Corp.	40,158	484,778
Kanadevia Corp.	307,057	1,915,720
Kanamoto Co. Ltd.	59,329	1,130,208
Kanematsu Corp.	153,528	2,599,094
Kanto Denka Kogyo Co. Ltd.	82,947	604,767
Kappa Create Co. Ltd.	43,449	462,307
Kasumigaseki Capital Co. Ltd. (a)	11,360	945,501
Katakura Industries Co. Ltd.	36,696	483,791
SECURITY	NUMBER OF SHARES	VALUE ($)
Katitas Co. Ltd.	92,568	1,294,972
Kato Sangyo Co. Ltd.	47,862	1,422,937
Kawada Technologies, Inc.	22,712	407,103
KeePer Technical Laboratory Co. Ltd. (a)	21,325	614,823
Keihanshin Building Co. Ltd.	62,267	674,557
Keiyo Bank Ltd.	186,607	987,799
Kenko Mayonnaise Co. Ltd.	22,618	319,726
Key Coffee, Inc.	29,679	406,299
KH Neochem Co. Ltd.	65,722	890,093
Kisoji Co. Ltd.	42,344	592,086
Kissei Pharmaceutical Co. Ltd.	68,508	1,662,694
Ki-Star Real Estate Co. Ltd. (a)	13,932	386,833
Kitz Corp.	155,332	1,123,218
Kiyo Bank Ltd.	113,551	1,562,049
Koa Corp.	54,885	354,486
Koatsu Gas Kogyo Co. Ltd.	45,204	236,577
Kohnan Shoji Co. Ltd.	43,447	1,039,997
Kojima Co. Ltd.	42,948	313,420
Komatsu Matere Co. Ltd.	48,828	260,745
KOMEDA Holdings Co. Ltd.	58,735	1,125,541
Komehyo Holdings Co. Ltd. (a)	20,904	518,477
Komeri Co. Ltd.	57,906	1,237,662
Komori Corp.	81,594	602,509
Konishi Co. Ltd.	110,708	964,185
Konoike Transport Co. Ltd.	53,480	1,057,600
Kosaido Holdings Co. Ltd.	210,194	772,561
Koshidaka Holdings Co. Ltd.	84,054	634,665
KPP Group Holdings Co. Ltd.	85,192	369,845
Krosaki Harima Corp.	29,972	465,989
Kumagai Gumi Co. Ltd.	62,383	1,495,348
Kumiai Chemical Industry Co. Ltd.	174,093	922,715
Kura Sushi, Inc.	36,550	945,479
Kurabo Industries Ltd.	27,569	1,027,975
Kureha Corp.	85,402	1,604,148
Kurimoto Ltd.	17,030	464,913
KYB Corp.	72,066	1,172,269
Kyoei Steel Ltd.	40,756	470,016
Kyokuto Kaihatsu Kogyo Co. Ltd.	56,159	852,939
Kyokuto Securities Co. Ltd.	38,180	350,315
Kyokuyo Co. Ltd.	20,152	524,648
Kyorin Pharmaceutical Co. Ltd.	68,007	664,742
Kyoritsu Maintenance Co. Ltd.	91,072	1,677,905
Kyosan Electric Manufacturing Co. Ltd.	100,573	349,563
LEC, Inc.	52,940	441,328
Leopalace21 Corp.	420,889	1,532,951
Life Corp.	37,727	851,580
Lifedrink Co., Inc.	59,652	989,798
Link & Motivation, Inc.	90,276	326,397
Lintec Corp.	86,446	1,719,883
M&A Capital Partners Co. Ltd.	23,575	409,386
M&A Research Institute Holdings, Inc. *	50,294	681,481
Macromill, Inc.	69,845	559,932
Maeda Kosen Co. Ltd.	85,750	1,031,158
Makino Milling Machine Co. Ltd.	36,636	1,614,877
Mandom Corp.	67,559	582,991
Mars Group Holdings Corp.	21,378	460,484
Marudai Food Co. Ltd.	38,037	432,328
Maruha Nichiro Corp.	64,057	1,282,121
MARUKA FURUSATO Corp.	28,300	432,080
Marusan Securities Co. Ltd.	103,915	674,615
Maruzen Showa Unyu Co. Ltd.	28,099	1,199,285
Matsuda Sangyo Co. Ltd.	23,936	482,115
Matsuya Co. Ltd.	72,682	420,552
Matsuyafoods Holdings Co. Ltd.	15,168	659,500
Max Co. Ltd.	65,107	1,486,946
Maxell Ltd.	75,359	858,034
MCJ Co. Ltd.	117,219	1,078,647
MEC Co. Ltd.	24,562	547,876
Medley, Inc. *	42,896	1,248,164

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Megachips Corp.	32,375	1,291,249
Megmilk Snow Brand Co. Ltd.	77,023	1,406,246
Meidensha Corp.	75,085	1,919,808
Meiko Electronics Co. Ltd.	36,969	2,247,408
Meisei Industrial Co. Ltd.	69,877	608,577
MEITEC Group Holdings, Inc.	126,891	2,388,527
Menicon Co. Ltd.	95,956	989,046
METAWATER Co. Ltd.	39,732	468,260
Micronics Japan Co. Ltd.	60,785	1,511,682
Mie Kotsu Group Holdings, Inc.	112,527	376,126
Milbon Co. Ltd.	34,522	802,222
Mirai Corp.	3,316	892,009
Mirai Industry Co. Ltd.	22,240	571,604
Mirait One Corp.	153,005	2,201,067
Mirarth Holdings, Inc.	151,152	507,245
Miroku Jyoho Service Co. Ltd.	32,571	411,190
Mitani Sekisan Co. Ltd.	19,001	716,088
Mitsuba Corp.	66,438	368,056
Mitsubishi Estate Logistics REIT Investment Corp.	927	2,147,991
Mitsubishi Logisnext Co. Ltd.	120,751	929,441
Mitsubishi Pencil Co. Ltd.	79,069	1,292,502
Mitsubishi Research Institute, Inc.	11,684	336,863
Mitsubishi Shokuhin Co. Ltd.	30,729	983,140
Mitsuboshi Belting Ltd.	35,831	975,788
Mitsui DM Sugar Holdings Co. Ltd.	29,899	632,083
Mitsui E&S Co. Ltd. (a)	179,487	1,826,122
Mitsui-Soko Holdings Co. Ltd.	40,282	2,035,758
Mitsuuroko Group Holdings Co. Ltd.	78,969	859,702
MIXI, Inc.	71,100	1,329,826
Miyaji Engineering Group, Inc.	42,172	530,713
Miyakoshi Holdings, Inc. *(a)	41,776	517,941
Miyazaki Bank Ltd.	26,780	532,444
Mizuho Leasing Co. Ltd.	277,585	1,857,529
Mizuno Corp.	34,127	1,854,222
Mochida Pharmaceutical Co. Ltd.	42,979	952,958
Modec, Inc.	85,146	1,802,872
Monex Group, Inc.	326,971	2,216,310
Monogatari Corp.	51,627	1,240,959
Mori Trust Reit, Inc.	4,709	1,909,499
Moriroku Holdings Co. Ltd.	19,094	249,569
Morita Holdings Corp.	72,869	1,026,187
MOS Food Services, Inc.	45,784	1,097,462
MTI Ltd.	52,152	417,049
m-up Holdings, Inc.	38,480	420,196
Musashi Seimitsu Industry Co. Ltd.	83,975	1,847,970
Musashino Bank Ltd.	58,885	1,135,081
Nachi-Fujikoshi Corp.	32,316	664,890
Nafco Co. Ltd.	26,980	351,565
Nagaileben Co. Ltd.	45,820	652,893
Nagawa Co. Ltd.	19,776	822,985
Nakanishi, Inc.	129,856	2,000,778
Namura Shipbuilding Co. Ltd.	105,642	1,081,145
Nanto Bank Ltd.	57,297	1,159,789
NEC Capital Solutions Ltd.	14,670	359,461
Neturen Co. Ltd.	57,169	369,237
Nextage Co. Ltd. (a)	71,746	690,302
Nichias Corp.	102,781	3,967,934
Nichicon Corp.	114,666	797,856
Nichiden Corp.	37,008	734,566
Nichiha Corp.	53,047	1,002,413
Nichireki Group Co. Ltd.	51,261	818,483
Nihon Nohyaku Co. Ltd.	65,016	292,212
Nihon Parkerizing Co. Ltd.	179,249	1,514,579
Nikkiso Co. Ltd.	103,264	657,325
Nikkon Holdings Co. Ltd.	220,554	2,898,915
Nippn Corp.	93,600	1,323,743
Nippon Beet Sugar Manufacturing Co. Ltd.	19,132	305,353
SECURITY	NUMBER OF SHARES	VALUE ($)
Nippon Carbon Co. Ltd.	18,081	527,917
Nippon Ceramic Co. Ltd.	29,340	513,599
Nippon Chemi-Con Corp. *	38,756	280,248
Nippon Denko Co. Ltd.	215,881	412,544
Nippon Densetsu Kogyo Co. Ltd.	64,379	831,181
Nippon Fine Chemical Co. Ltd.	25,386	417,170
Nippon Gas Co. Ltd.	199,862	2,742,721
Nippon Kanzai Holdings Co. Ltd.	33,125	566,401
Nippon Light Metal Holdings Co. Ltd.	112,365	1,132,740
Nippon Paper Industries Co. Ltd.	177,677	1,022,159
Nippon Parking Development Co. Ltd., Class C	291,700	437,011
NIPPON REIT Investment Corp.	818	1,721,131
Nippon Road Co. Ltd.	32,148	362,183
Nippon Seiki Co. Ltd.	88,729	612,658
Nippon Sheet Glass Co. Ltd. *	176,142	391,726
Nippon Signal Co. Ltd.	107,127	652,670
Nippon Soda Co. Ltd.	94,708	1,705,797
Nippon Thompson Co. Ltd.	93,368	290,949
Nippon Yakin Kogyo Co. Ltd.	24,477	629,099
Nishimatsu Construction Co. Ltd.	50,702	1,708,241
Nishimatsuya Chain Co. Ltd.	80,251	1,261,595
Nishi-Nippon Financial Holdings, Inc.	264,424	3,505,464
Nishio Holdings Co. Ltd.	29,224	715,106
Nissan Shatai Co. Ltd.	120,333	904,591
Nissei ASB Machine Co. Ltd.	14,813	507,953
Nissha Co. Ltd.	74,340	803,368
Nisshin Oillio Group Ltd.	42,919	1,440,302
Nisshinbo Holdings, Inc.	234,539	1,371,769
Nissin Corp.	17,200	499,331
Nissui Corp.	510,282	3,178,878
Nitta Corp.	33,755	791,142
Nittetsu Mining Co. Ltd.	23,981	670,641
Nitto Boseki Co. Ltd.	49,830	1,990,745
Nitto Kogyo Corp.	46,205	866,046
Nitto Kohki Co. Ltd.	17,952	322,140
Nittoku Co. Ltd.	28,886	352,360
Nohmi Bosai Ltd.	41,057	799,899
Nojima Corp.	120,403	1,856,732
Nomura Co. Ltd.	144,154	738,119
Nomura Micro Science Co. Ltd.	55,106	647,982
Noritake Co. Ltd.	49,396	1,243,246
Noritsu Koki Co. Ltd.	39,007	1,163,574
Noritz Corp.	61,847	706,246
North Pacific Bank Ltd.	513,824	1,491,675
NPR-RIKEN Corp.	43,848	698,660
NS United Kaiun Kaisha Ltd.	18,319	487,295
NSD Co. Ltd.	128,446	2,937,790
NTN Corp.	779,491	1,220,736
NTT UD REIT Investment Corp.	2,634	1,992,359
Nxera Pharma Co. Ltd. *	157,536	1,173,771
Obara Group, Inc.	21,830	596,678
Ogaki Kyoritsu Bank Ltd.	72,956	895,282
Ohsho Food Service Corp.	58,721	1,190,568
Oiles Corp.	50,593	786,931
Oisix ra daichi, Inc. *(a)	54,312	571,020
Oita Bank Ltd.	26,960	543,024
Okabe Co. Ltd.	69,893	368,115
Okamoto Industries, Inc.	26,070	946,043
Okamura Corp.	128,267	1,674,812
Okasan Securities Group, Inc.	365,046	1,536,166
Oki Electric Industry Co. Ltd.	155,749	972,751
Okinawa Cellular Telephone Co.	40,120	1,166,054
Okinawa Electric Power Co., Inc.	80,572	506,978
Okinawa Financial Group, Inc.	37,227	592,667
Okumura Corp.	66,891	1,716,981
Okuwa Co. Ltd.	64,289	392,964
One REIT, Inc.	459	695,598
Onoken Co. Ltd.	34,315	326,733

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Onward Holdings Co. Ltd.	199,320	704,724
Open Up Group, Inc.	105,787	1,277,037
Optex Group Co. Ltd.	61,698	773,972
Optorun Co. Ltd.	61,168	748,996
Orient Corp.	109,164	598,936
Oriental Shiraishi Corp.	209,692	531,962
Osaka Organic Chemical Industry Ltd.	27,949	493,157
Osaka Soda Co. Ltd.	193,198	1,879,431
Osaka Steel Co. Ltd.	21,848	482,246
OSAKA Titanium Technologies Co. Ltd. (a)	33,182	436,579
Osaki Electric Co. Ltd.	69,870	352,176
Oyo Corp.	34,785	551,474
Pacific Industrial Co. Ltd.	83,511	719,534
Pack Corp.	20,996	498,390
PAL GROUP Holdings Co. Ltd.	78,498	1,688,241
Paramount Bed Holdings Co. Ltd.	96,100	1,612,491
Pasona Group, Inc.	34,357	449,522
Pharma Foods International Co. Ltd.	51,668	338,869
PHC Holdings Corp. (a)	61,220	393,364
Pigeon Corp.	203,696	1,993,762
PILLAR Corp.	29,728	858,081
Pilot Corp.	66,703	2,129,202
Piolax, Inc.	40,645	659,262
PKSHA Technology, Inc. *	29,992	832,751
Plus Alpha Consulting Co. Ltd.	44,158	483,081
Premium Group Co. Ltd.	63,083	1,100,072
Press Kogyo Co. Ltd.	139,593	491,692
Pressance Corp.	35,242	433,412
Prestige International, Inc.	156,349	690,211
Prima Meat Packers Ltd.	54,544	792,093
Procrea Holdings, Inc.	51,621	610,783
Proto Corp.	39,259	352,634
Qol Holdings Co. Ltd.	39,903	389,771
Raito Kogyo Co. Ltd.	80,955	1,175,097
Raiznext Corp.	47,442	469,097
Raksul, Inc.	89,411	666,780
RENOVA, Inc. *	108,132	572,394
Restar Corp.	46,732	738,701
Retail Partners Co. Ltd.	60,278	497,684
Rheon Automatic Machinery Co. Ltd.	37,343	348,105
Ricoh Leasing Co. Ltd.	24,770	847,740
Riken Keiki Co. Ltd.	64,524	1,613,261
Riken Technos Corp.	67,248	476,873
Riken Vitamin Co. Ltd.	33,990	562,860
Ringer Hut Co. Ltd.	46,879	689,209
Riso Kagaku Corp.	45,640	1,042,349
Rock Field Co. Ltd. (a)	37,661	375,394
Roland Corp.	23,194	589,174
Round One Corp.	334,911	2,308,039
Royal Holdings Co. Ltd.	75,374	1,219,555
RS Technologies Co. Ltd.	27,268	611,866
Ryobi Ltd.	48,228	672,434
RYODEN Corp.	24,922	378,182
Ryoyo Ryosan Holdings, Inc.	78,201	1,176,256
S Foods, Inc.	34,366	601,351
Sagami Holdings Corp.	43,896	508,566
Saibu Gas Holdings Co. Ltd.	42,119	489,661
Saizeriya Co. Ltd.	46,671	1,637,688
Sakai Chemical Industry Co. Ltd.	26,230	445,535
Sakai Moving Service Co. Ltd.	33,060	521,925
Sakata INX Corp.	88,012	893,100
Sakata Seed Corp.	59,560	1,356,295
Sakura Internet, Inc. (a)	45,462	1,377,315
Sala Corp.	98,948	531,026
SAMTY HOLDINGS Co. Ltd.	66,140	1,444,480
Samty Residential Investment Corp.	809	499,885
San ju San Financial Group, Inc.	40,903	549,604
San-A Co. Ltd.	66,678	1,213,377
SECURITY	NUMBER OF SHARES	VALUE ($)
San-Ai Obbli Co. Ltd.	104,458	1,314,550
Sangetsu Corp.	104,020	1,996,802
San-In Godo Bank Ltd.	281,072	2,258,907
Sankei Real Estate, Inc.	826	416,341
Sanken Electric Co. Ltd. *	37,872	1,400,799
Sanki Engineering Co. Ltd.	83,937	1,621,901
Sansan, Inc. *	146,320	2,053,751
Santec Holdings Corp.	13,160	515,237
Sanyo Chemical Industries Ltd.	19,024	498,448
Sanyo Denki Co. Ltd.	16,376	901,751
Sanyo Electric Railway Co. Ltd.	31,186	418,416
Sanyo Special Steel Co. Ltd.	38,944	473,235
Sato Holdings Corp.	42,378	625,011
SBS Holdings, Inc.	31,416	504,965
Seika Corp.	18,392	590,881
Seikagaku Corp.	77,168	409,514
Seikitokyu Kogyo Co. Ltd.	42,520	428,357
Seiko Group Corp.	57,718	1,583,368
Seiren Co. Ltd.	86,312	1,588,483
Sekisui Jushi Corp.	48,780	689,874
Senko Group Holdings Co. Ltd.	201,471	2,018,936
Senshu Electric Co. Ltd.	23,201	773,959
Senshu Ikeda Holdings, Inc.	520,504	1,344,712
Septeni Holdings Co. Ltd. *	186,650	556,775
Seria Co. Ltd.	94,700	1,764,925
Shibaura Machine Co. Ltd.	42,432	988,860
Shibaura Mechatronics Corp.	15,984	783,316
Shibusawa Warehouse Co. Ltd.	17,530	359,506
Shibuya Corp.	39,996	1,026,631
Shiga Bank Ltd.	73,627	1,816,347
Shikoku Bank Ltd.	63,479	460,713
Shikoku Kasei Holdings Corp.	57,142	768,564
Shima Seiki Manufacturing Ltd.	53,152	371,252
Shin Nippon Air Technologies Co. Ltd.	23,863	617,290
Shin Nippon Biomedical Laboratories Ltd.	35,086	373,089
Shinagawa Refractories Co. Ltd.	46,312	509,421
Shin-Etsu Polymer Co. Ltd.	61,689	656,795
Shinko Shoji Co. Ltd.	55,900	371,091
Shinmaywa Industries Ltd.	95,537	821,242
Shinnihon Corp.	45,557	457,436
Shinsho Corp.	8,572	341,316
Shinwa Co. Ltd.	20,935	389,608
Shizuoka Gas Co. Ltd.	66,213	453,221
Shochiku Co. Ltd.	18,768	1,348,382
Shoei Co. Ltd.	94,281	1,549,954
Shoei Foods Corp. (a)	23,526	678,281
Shofu, Inc.	47,032	651,374
Showa Sangyo Co. Ltd.	44,438	820,794
SIGMAXYZ Holdings, Inc.	118,304	709,737
Siix Corp.	62,619	467,396
Simplex Holdings, Inc.	92,773	1,547,401
Sinanen Holdings Co. Ltd.	17,940	757,330
Sinfonia Technology Co. Ltd.	46,461	1,788,092
Sinko Industries Ltd.	98,751	915,938
Sintokogio Ltd.	93,011	577,196
SKY Perfect JSAT Holdings, Inc.	272,298	1,566,504
SMS Co. Ltd.	92,468	1,026,054
Sodick Co. Ltd.	86,464	411,062
Softcreate Holdings Corp.	26,664	390,590
Software Service, Inc.	4,588	431,352
Solasto Corp.	83,104	255,092
SOSiLA Logistics REIT, Inc.	1,214	866,537
Sparx Group Co. Ltd.	37,021	355,703
SRA Holdings	14,440	411,514
SRE Holdings Corp. *(a)	17,964	387,544
ST Corp.	21,356	211,164
St. Marc Holdings Co. Ltd.	24,929	414,308
Star Asia Investment Corp.	4,007	1,347,362

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Star Micronics Co. Ltd.	63,520	768,068
Starts Corp., Inc.	53,213	1,303,884
Starts Proceed Investment Corp.	443	505,578
Starzen Co. Ltd.	27,128	512,449
Stella Chemifa Corp.	15,930	418,973
Strike Co. Ltd.	27,314	698,377
Sumida Corp.	55,174	355,985
Sumiseki Holdings, Inc. (a)	84,886	477,602
Sumitomo Densetsu Co. Ltd.	27,123	868,673
Sumitomo Mitsui Construction Co. Ltd.	272,381	714,573
Sumitomo Osaka Cement Co. Ltd.	61,337	1,360,821
Sumitomo Pharma Co. Ltd. *	305,504	1,147,280
Sumitomo Riko Co. Ltd.	66,054	686,995
Sumitomo Seika Chemicals Co. Ltd.	15,478	485,411
Sumitomo Warehouse Co. Ltd.	93,960	1,719,852
Sun Corp.	25,431	1,446,088
Sun Frontier Fudousan Co. Ltd.	51,677	645,511
Suruga Bank Ltd.	336,745	2,271,350
SWCC Corp.	53,525	2,683,645
Systena Corp.	508,148	1,194,369
T Hasegawa Co. Ltd.	39,012	848,115
Tachibana Eletech Co. Ltd.	30,564	522,408
Tachi-S Co. Ltd.	51,774	585,360
Tadano Ltd.	214,923	1,620,670
Taihei Dengyo Kaisha Ltd.	23,022	762,622
Taikisha Ltd.	52,947	1,653,437
Taiyo Holdings Co. Ltd.	61,142	1,740,401
Takamatsu Construction Group Co. Ltd.	26,627	462,739
Takara Bio, Inc.	85,608	587,117
Takara Leben Real Estate Investment Corp.	1,500	851,949
Takara Standard Co. Ltd.	85,309	931,563
Takasago International Corp.	26,964	976,690
Takeuchi Manufacturing Co. Ltd.	63,967	2,061,459
Taki Chemical Co. Ltd.	11,074	255,494
Takuma Co. Ltd.	136,694	1,495,411
Tama Home Co. Ltd. (a)	23,859	581,442
Tamron Co. Ltd.	60,436	1,722,316
Tamura Corp.	138,384	457,026
Tanseisha Co. Ltd.	79,733	428,966
Tayca Corp.	33,124	349,359
TechMatrix Corp.	44,131	722,857
Teikoku Electric Manufacturing Co. Ltd.	30,057	555,970
Teikoku Sen-I Co. Ltd.	40,948	672,901
Tekken Corp.	18,064	270,025
Tenma Corp.	30,848	617,227
TKC Corp.	53,439	1,373,470
Toa Corp.	120,164	951,327
TOA ROAD Corp.	70,108	590,516
Toagosei Co. Ltd.	180,096	1,822,725
TOC Co. Ltd.	89,349	378,968
Tocalo Co. Ltd.	96,962	1,136,286
Tochigi Bank Ltd.	180,680	322,417
Toei Co. Ltd.	62,522	2,647,667
Toenec Corp.	73,225	467,575
Toho Bank Ltd.	400,115	721,984
Toho Holdings Co. Ltd.	103,797	2,953,879
Toho Titanium Co. Ltd.	62,982	434,460
Tokai Corp.	38,125	540,708
TOKAI Holdings Corp.	220,012	1,344,815
Tokai Rika Co. Ltd.	87,692	1,206,907
Tokai Tokyo Financial Holdings, Inc.	411,909	1,302,772
Token Corp.	13,655	991,041
Tokushu Tokai Paper Co. Ltd.	13,382	312,753
Tokuyama Corp.	133,629	2,367,213
Tokyo Electron Device Ltd.	32,371	664,943
Tokyo Kiraboshi Financial Group, Inc.	46,667	1,297,298
Tokyo Steel Manufacturing Co. Ltd.	151,631	1,498,288
Tokyotokeiba Co. Ltd.	25,357	720,940
SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyu Construction Co. Ltd.	127,766	587,000
Tokyu REIT, Inc.	1,760	1,842,208
Tomoku Co. Ltd.	18,832	272,728
TOMONY Holdings, Inc.	344,864	1,033,318
Tomy Co. Ltd.	166,728	4,701,489
Tonami Holdings Co. Ltd.	12,518	465,929
Topcon Corp.	195,259	2,067,846
Topre Corp.	75,679	945,830
Topy Industries Ltd.	30,950	384,750
Torii Pharmaceutical Co. Ltd.	23,772	765,307
Torishima Pump Manufacturing Co. Ltd.	38,664	601,128
Tosei Corp.	49,585	805,259
Tosei REIT Investment Corp.	536	442,548
Toshiba TEC Corp.	41,109	993,612
Totech Corp.	44,740	730,151
Totetsu Kogyo Co. Ltd.	51,835	1,107,903
Towa Corp.	134,591	1,418,634
Towa Pharmaceutical Co. Ltd.	49,471	926,274
Toyo Construction Co. Ltd.	136,556	1,166,570
Toyo Corp.	34,766	337,046
Toyo Gosei Co. Ltd. (a)	12,822	498,588
Toyo Kanetsu KK	12,610	345,508
Toyo Tanso Co. Ltd.	26,681	778,126
Toyobo Co. Ltd.	165,314	1,020,382
TPR Co. Ltd.	47,645	743,615
Trancom Co. Ltd.	3,673	251,168
Transaction Co. Ltd.	39,196	584,606
Transcosmos, Inc.	43,855	1,010,343
TRE Holdings Corp.	59,782	646,044
Tri Chemical Laboratories, Inc.	49,774	977,351
Trusco Nakayama Corp.	72,914	1,042,357
TSI Holdings Co. Ltd.	123,386	733,653
Tsubaki Nakashima Co. Ltd. (a)	78,499	266,568
Tsubakimoto Chain Co.	164,016	2,043,306
Tsuburaya Fields Holdings, Inc. (a)	68,311	975,189
Tsugami Corp.	70,339	636,018
Tsukishima Holdings Co. Ltd.	65,335	632,969
Tsurumi Manufacturing Co. Ltd.	38,153	908,193
TV Asahi Holdings Corp.	37,891	550,509
UACJ Corp.	52,898	1,898,460
Uchida Yoko Co. Ltd.	16,512	766,312
U-Next Holdings Co. Ltd.	90,846	1,006,544
Union Tool Co.	17,178	607,352
Unipres Corp.	71,497	456,065
United Arrows Ltd.	49,248	859,467
United Super Markets Holdings, Inc. (a)	105,252	600,599
Universal Entertainment Corp.	41,814	295,678
UT Group Co. Ltd.	48,464	656,685
V Technology Co. Ltd.	14,244	209,129
Valor Holdings Co. Ltd.	71,390	1,026,274
Valqua Ltd.	27,559	602,799
Vector, Inc.	43,972	282,831
Vision, Inc.	69,479	665,714
Visional, Inc. *	43,744	2,296,644
Vital KSK Holdings, Inc.	74,782	591,046
VT Holdings Co. Ltd.	157,196	492,987
Wacoal Holdings Corp.	73,166	2,495,297
Wacom Co. Ltd.	233,659	1,098,400
Wakita & Co. Ltd.	75,945	788,349
Warabeya Nichiyo Holdings Co. Ltd.	24,894	328,528
Weathernews, Inc.	20,990	388,955
Wellneo Sugar Co. Ltd.	24,844	357,478
West Holdings Corp.	40,572	508,686
WingArc1st, Inc.	35,603	777,560
World Co. Ltd.	34,541	505,517
W-Scope Corp. *(a)	115,388	215,126
Xebio Holdings Co. Ltd.	53,098	396,330
Yahagi Construction Co. Ltd.	45,990	448,003
YAKUODO Holdings Co. Ltd.	20,703	281,076

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
YAMABIKO Corp.	59,996	986,717
Yamae Group Holdings Co. Ltd.	38,524	531,489
Yamagata Bank Ltd.	51,519	326,914
Yamaichi Electronics Co. Ltd.	38,664	587,484
YA-MAN Ltd. (a)	50,507	259,622
Yamanashi Chuo Bank Ltd.	52,037	601,500
Yamazen Corp.	117,625	1,007,979
Yellow Hat Ltd.	53,422	914,525
Yodogawa Steel Works Ltd.	50,130	1,725,686
Yokogawa Bridge Holdings Corp.	55,718	1,021,351
Yokorei Co. Ltd.	79,689	421,831
Yokowo Co. Ltd.	41,028	436,547
Yondoshi Holdings, Inc.	36,690	448,777
Yonex Co. Ltd.	70,519	938,156
Yoshinoya Holdings Co. Ltd.	120,784	2,614,567
Yuasa Trading Co. Ltd.	29,410	846,944
Yurtec Corp.	63,012	601,653
Zacros Corp.	31,111	853,463
Zenrin Co. Ltd.	60,491	325,443
ZERIA Pharmaceutical Co. Ltd.	71,020	1,099,454
ZIGExN Co. Ltd.	98,216	343,987
Zojirushi Corp.	81,716	836,285
Zuken, Inc.	24,543	719,858
		741,608,817

Netherlands 1.5%
Alfen NV *(a)	39,210	471,908
Allfunds Group PLC	620,910	3,662,673
AMG Critical Materials NV (a)	61,057	921,540
Aperam SA	81,886	2,349,015
Arcadis NV	136,307	8,990,771
Basic-Fit NV *(a)	98,710	2,216,515
Brunel International NV	38,078	353,918
Corbion NV	112,116	2,602,805
Eurocommercial Properties NV	77,780	1,942,878
Flow Traders Ltd.	64,931	1,447,041
Fugro NV	210,619	3,826,241
Galapagos NV *(a)	90,267	2,503,630
Just Eat Takeaway.com NV *	355,921	5,680,210
Koninklijke BAM Groep NV	516,188	2,215,685
NSI NV	38,350	799,574
PostNL NV (a)	635,256	694,441
SBM Offshore NV	292,465	5,288,396
Signify NV	236,794	5,297,159
Sligro Food Group NV	62,788	709,589
TKH Group NV	74,505	2,422,146
TomTom NV *(a)	129,860	723,510
Van Lanschot Kempen NV	71,827	3,220,414
Vastned Retail NV	32,018	831,909
Wereldhave NV	80,414	1,180,573
		60,352,541

New Zealand 0.4%
Argosy Property Ltd.	1,601,675	1,037,481
Freightways Group Ltd.	317,897	1,936,935
Genesis Energy Ltd.	1,074,314	1,436,254
Goodman Property Trust	1,978,811	2,434,777
Kiwi Property Group Ltd.	2,982,885	1,658,654
Oceania Healthcare Ltd. *	1,394,721	651,787
Precinct Properties Group	2,437,231	1,737,302
Scales Corp. Ltd.	207,002	513,074
SKY Network Television Ltd.	265,643	384,996
SKYCITY Entertainment Group Ltd.	1,442,346	1,237,169
Stride Property Group	983,591	779,670
SECURITY	NUMBER OF SHARES	VALUE ($)
Summerset Group Holdings Ltd.	438,203	3,325,780
Vector Ltd.	475,863	1,103,467
		18,237,346

Norway 2.4%
Aker Carbon Capture ASA *	639,010	345,091
Aker Solutions ASA	485,202	1,380,805
Atea ASA *	153,583	1,886,662
Austevoll Seafood ASA	165,522	1,516,758
Bakkafrost P	96,531	5,697,684
Bonheur ASA	37,123	925,158
Borr Drilling Ltd. *	445,806	1,693,738
Borregaard ASA	187,966	3,111,584
BW Energy Ltd. *	147,763	297,404
BW LPG Ltd.	156,335	1,893,598
BW Offshore Ltd.	168,128	424,322
Cadeler AS *	391,853	2,403,278
Crayon Group Holding ASA *	148,917	1,704,064
DNO ASA	1,570,053	1,450,077
DOF Group ASA *	328,736	2,527,652
Elkem ASA *	544,814	897,448
Entra ASA *	132,247	1,452,297
Europris ASA	313,201	1,876,982
FLEX LNG Ltd.	59,431	1,426,806
Frontline PLC	269,434	4,409,020
Golden Ocean Group Ltd.	230,087	2,308,207
Grieg Seafood ASA (a)	108,387	596,117
Hafnia Ltd.	543,014	3,128,971
Hexagon Composites ASA *	233,917	895,062
Hoegh Autoliners ASA	208,119	2,413,520
Leroy Seafood Group ASA	532,604	2,481,205
MPC Container Ships ASA	696,296	1,362,390
NEL ASA *(a)	3,065,636	840,261
Nordic Semiconductor ASA *	357,135	3,196,358
Protector Forsikring ASA	122,079	3,191,463
Scatec ASA *	225,651	1,645,218
SpareBank 1 SMN	232,791	3,455,619
SpareBank 1 Sor-Norge ASA	342,863	4,478,565
Stolt-Nielsen Ltd.	41,220	1,044,040
Storebrand ASA	758,088	8,311,383
Subsea 7 SA	443,016	6,985,023
TGS ASA	372,825	3,642,335
TOMRA Systems ASA	438,731	6,175,313
Veidekke ASA	206,095	2,546,650
Wallenius Wilhelmsen ASA	195,044	1,896,672
Wilh Wilhelmsen Holding ASA, Class A	24,028	880,286
		98,795,086

Poland 1.1%
Alior Bank SA	172,764	3,880,904
AmRest Holdings SE *	136,594	719,208
Asseco Poland SA	96,662	2,158,297
Bank Handlowy w Warszawie SA	61,885	1,309,461
Bank Millennium SA *	1,136,746	2,360,559
Benefit Systems SA	3,270	2,140,121
Budimex SA	24,014	2,785,242
CCC SA *	86,447	4,419,818
CD Projekt SA	121,903	5,014,869
Cyfrowy Polsat SA *	261,387	922,879
Enea SA *	499,135	1,423,346
Grupa Azoty SA *	86,334	406,567
Grupa Kety SA	18,552	3,307,029
Jastrzebska Spolka Weglowa SA *	96,908	608,484
KRUK SA	32,792	3,412,850
Orange Polska SA	1,275,701	2,413,705
Pepco Group NV *	282,631	1,105,671
PGE Polska Grupa Energetyczna SA *	1,661,984	2,751,197

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tauron Polska Energia SA *	1,776,870	1,593,974
Warsaw Stock Exchange	47,880	508,328
XTB SA	73,613	1,282,683
		44,525,192

Portugal 0.4%
Altri SGPS SA	133,988	704,761
Banco Comercial Portugues SA, Class R	14,329,298	6,777,279
Corticeira Amorim SGPS SA	63,800	560,648
CTT-Correios de Portugal SA	210,497	992,690
Mota-Engil SGPS SA (a)	168,253	463,820
Navigator Co. SA	471,318	1,707,475
NOS SGPS SA	356,009	1,301,018
REN - Redes Energeticas Nacionais SGPS SA	716,035	1,860,440
Semapa-Sociedade de Investimento e Gestao	28,659	417,116
Sonae SGPS SA	1,780,784	1,773,656
		16,558,903

Republic of Korea 4.6%
AbClon, Inc. *	30,683	309,458
ABLBio, Inc. *	45,519	887,507
Advanced Nano Products Co. Ltd.	15,205	734,609
Advanced Process Systems Corp.	25,114	282,275
Ahnlab, Inc.	10,881	465,643
Amicogen, Inc. *	95,680	251,708
Ananti, Inc. *	82,167	321,588
APR Corp. *	44,706	1,578,274
Asiana Airlines, Inc. *	60,400	464,998
BH Co. Ltd.	46,645	544,005
Binex Co. Ltd. *	46,484	576,448
Binggrae Co. Ltd.	9,155	475,780
Bioneer Corp. *	39,046	558,660
BNC Korea Co. Ltd. *	98,193	282,955
Boryung	49,789	363,322
Bukwang Pharmaceutical Co. Ltd. *	65,702	221,354
Cafe24 Corp. *	24,407	579,973
Caregen Co. Ltd.	26,186	446,742
Cellivery Therapeutics, Inc. *(b)	45,216	0
Chabiotech Co. Ltd. *	83,392	896,656
Cheryong Electric Co. Ltd.	16,718	492,534
Chong Kun Dang Pharmaceutical Corp.	14,582	989,868
Chunbo Co. Ltd. *	7,113	209,813
CJ CGV Co. Ltd. *	115,597	461,543
Classys, Inc.	50,037	1,666,047
CMG Pharmaceutical Co. Ltd. *	178,160	243,413
Com2uSCorp	17,906	627,650
Cosmax, Inc.	14,535	1,385,725
Cosmochemical Co. Ltd. *	48,934	606,830
Creative & Innovative System *	85,898	505,518
CS Wind Corp.	36,536	1,050,209
Daeduck Electronics Co. Ltd.	61,571	631,577
Daejoo Electronic Materials Co. Ltd. *	18,228	1,085,801
Daesang Corp.	37,100	543,848
Daewoong Co. Ltd.	37,487	568,331
Daewoong Pharmaceutical Co. Ltd.	8,962	786,957
Daishin Securities Co. Ltd.	46,019	562,434
Daou Technology, Inc.	43,828	573,985
Dawonsys Co. Ltd. *	54,565	406,387
DB HiTek Co. Ltd.	56,937	1,281,547
Dentium Co. Ltd.	12,015	510,727
DL E&C Co. Ltd.	50,133	1,211,055
Dong-A Socio Holdings Co. Ltd.	5,692	444,327
Dong-A ST Co. Ltd.	8,838	385,817
Dongjin Semichem Co. Ltd.	55,164	864,007
DongKook Pharmaceutical Co. Ltd.	43,366	514,467
SECURITY	NUMBER OF SHARES	VALUE ($)
Dongkuk Steel Mill Co. Ltd.	59,458	356,735
Doosan Co. Ltd.	10,674	1,476,708
Doosan Fuel Cell Co. Ltd. *	54,322	718,816
Doosan Robotics, Inc. *	35,989	1,671,687
Doosan Tesna, Inc.	17,869	340,716
DoubleUGames Co. Ltd.	19,914	732,295
Douzone Bizon Co. Ltd.	32,841	1,664,355
Duk San Neolux Co. Ltd. *	22,859	407,187
E1 Corp.	4,248	224,725
Ecopro HN Co. Ltd.	20,442	564,882
Enchem Co. Ltd. *	25,916	2,363,009
ENF Technology Co. Ltd.	17,418	198,645
Eo Technics Co. Ltd.	15,261	1,271,157
ESR Kendall Square REIT Co. Ltd.	229,221	788,689
Eubiologics Co. Ltd. *	64,204	593,693
Eugene Investment & Securities Co. Ltd.	108,725	208,090
Eugene Technology Co. Ltd.	25,296	605,632
Fadu, Inc. *	56,551	666,832
Foosung Co. Ltd. *	109,586	415,548
GC Cell Corp.	15,502	283,915
GemVax & Kael Co. Ltd. *	71,273	996,254
GeneOne Life Science, Inc. *	147,191	227,900
Genexine, Inc. *	56,256	235,501
Grand Korea Leisure Co. Ltd.	36,666	308,036
Green Cross Holdings Corp.	53,807	597,063
HAESUNG DS Co. Ltd.	20,775	322,410
Han Kuk Carbon Co. Ltd.	65,607	499,912
Hana Micron, Inc.	88,160	608,567
Hana Tour Service, Inc.	19,695	840,008
Hanall Biopharma Co. Ltd. *	69,095	1,778,080
Hancom, Inc.	30,381	550,976
Handsome Co. Ltd.	23,856	256,165
Hanil Cement Co. Ltd.	31,428	324,181
Hankook & Co. Co. Ltd.	49,685	613,650
Hankook Shell Oil Co. Ltd.	1,436	353,583
Hansae Co. Ltd.	24,727	250,983
Hansol Chemical Co. Ltd.	14,991	1,073,511
Hanssem Co. Ltd.	14,170	547,481
Hanwha Engine *	114,701	1,324,564
Hanwha General Insurance Co. Ltd.	145,490	456,269
Hanwha Investment & Securities Co. Ltd. *	189,976	481,391
Hanwha Systems Co. Ltd.	113,874	1,885,588
Harim Holdings Co. Ltd.	79,384	338,010
HD Hyundai Construction Equipment Co. Ltd.	21,900	968,589
HDC Holdings Co. Ltd.	52,523	452,924
HDC Hyundai Development Co-Engineering & Construction, Class E	69,776	1,032,848
HK inno N Corp.	27,652	761,146
HL Holdings Corp.	13,103	324,041
HLB Global Co. Ltd. *	75,421	215,713
HLB Life Science Co. Ltd. *	187,188	1,395,473
HLB Therapeutics Co. Ltd. *	132,983	1,011,397
HPSP Co. Ltd.	79,783	1,515,537
HS Hyosung Advanced Materials Corp.	5,789	700,465
Hugel, Inc. *	10,833	2,018,981
Humasis Co. Ltd. *	182,527	239,828
Humedix Co. Ltd.	11,692	266,937
Hyosung Corp.	17,711	571,302
Hyosung Heavy Industries Corp.	12,310	3,560,507
Hyosung TNC Corp.	5,736	796,021
Hyundai Bioscience Co. Ltd. *	67,400	687,021
Hyundai Department Store Co. Ltd.	24,900	827,293
Hyundai Elevator Co. Ltd.	38,312	1,466,514
Hyundai GF Holdings	1	4
Hyundai Green Food	34,879	343,777
Hyundai Home Shopping Network Corp.	9,868	319,372

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Rotem Co. Ltd.	136,094	4,936,279
Il Dong Pharmaceutical Co. Ltd. *	28,994	249,402
InBody Co. Ltd.	19,295	311,199
Innocean Worldwide, Inc.	40,146	578,427
Innox Advanced Materials Co. Ltd.	24,444	375,846
Intellian Technologies, Inc.	13,766	367,080
INTOPS Co. Ltd.	21,906	286,574
IS Dongseo Co. Ltd.	24,720	377,432
ISC Co. Ltd.	18,322	672,439
i-SENS, Inc.	31,614	359,865
ISU Specialty Chemical *	37,226	939,289
IsuPetasys Co. Ltd.	87,620	1,400,614
JB Financial Group Co. Ltd.	301,931	4,259,347
Jeju Air Co. Ltd. *	57,717	404,625
Joongang Advanced Materials Co. Ltd. *	106,821	635,543
JR Global Reit	228,716	488,566
Jusung Engineering Co. Ltd.	64,187	1,283,694
JW Pharmaceutical Corp.	24,426	412,338
JYP Entertainment Corp.	51,110	2,799,042
KC Tech Co. Ltd.	17,474	388,297
KCC Glass Corp.	17,450	482,829
KEPCO Engineering & Construction Co., Inc.	23,015	1,121,838
KISWIRE Ltd.	17,903	234,463
KIWOOM Securities Co. Ltd.	24,869	2,297,849
KMW Co. Ltd. *	53,884	326,382
Koh Young Technology, Inc.	93,545	551,192
Kolmar Korea Co. Ltd.	26,877	1,017,244
Kolon Industries, Inc.	35,949	722,820
Korea Electric Terminal Co. Ltd.	12,827	615,122
Korea Line Corp. *	312,623	398,664
Korea Petrochemical Ind Co. Ltd.	5,135	296,310
Korea United Pharm, Inc.	15,757	212,684
Korean Reinsurance Co.	257,000	1,494,047
Kuk-il Paper Manufacturing Co. Ltd. *(b)	146,037	0
Kumho Tire Co., Inc. *	250,654	862,434
L&C Bio Co. Ltd.	21,878	263,311
Lake Materials Co. Ltd. *	67,526	575,040
LEENO Industrial, Inc.	17,253	1,908,274
LF Corp.	32,222	362,860
LIG Nex1 Co. Ltd.	20,089	2,838,280
LigaChem Biosciences, Inc. *	48,285	3,305,414
LOTTE Fine Chemical Co. Ltd.	26,551	653,759
LOTTE REIT Co. Ltd.	265,690	586,592
Lotte Rental Co. Ltd.	20,474	453,494
Lotte Tour Development Co. Ltd. *	64,022	403,393
Lotte Wellfood Co. Ltd.	4,763	381,368
LS Materials Ltd.	50,319	414,441
Lunit, Inc. *	41,366	2,016,335
LX Hausys Ltd.	11,800	301,122
LX Holdings Corp.	74,621	366,405
LX International Corp.	47,168	965,303
LX Semicon Co. Ltd.	20,511	793,946
Mcnex Co. Ltd.	21,356	308,464
Medytox, Inc.	9,554	899,893
MegaStudyEdu Co. Ltd.	13,020	384,520
Mezzion Pharma Co. Ltd. *	30,032	660,896
Myoung Shin Industrial Co. Ltd.	48,994	406,688
Naturecell Co. Ltd. *	88,862	1,458,686
Neowiz	21,417	301,977
Nexen Tire Corp.	57,870	260,095
Nexon Games Co. Ltd. *	44,672	431,654
NEXTIN, Inc.	13,841	548,659
NHN Corp.	29,498	371,936
NICE Information Service Co. Ltd.	61,034	527,630
OCI Co. Ltd.	8,267	366,816
Orion Holdings Corp.	32,822	379,498
Oscotec, Inc. *	62,113	1,068,572
Park Systems Corp.	8,593	1,250,406
SECURITY	NUMBER OF SHARES	VALUE ($)
Partron Co. Ltd.	76,926	398,126
People & Technology, Inc. *	34,303	1,067,166
Peptron, Inc. *	39,272	2,283,043
PharmaResearch Co. Ltd.	11,152	1,582,808
Pharmicell Co. Ltd. *	101,518	344,567
PI Advanced Materials Co. Ltd. *	25,957	305,333
Poongsan Corp.	34,513	1,271,616
Posco M-Tech Co. Ltd.	36,251	360,158
PSK, Inc.	32,884	396,008
Rainbow Robotics *	14,780	1,607,201
S&S Tech Corp.	29,500	474,732
Sam Chun Dang Pharm Co. Ltd.	26,386	1,881,945
Sam-A Aluminum Co. Ltd.	15,153	401,350
Samwha Capacitor Co. Ltd.	14,070	268,279
Samyang Foods Co. Ltd.	7,655	2,847,887
Samyang Holdings Corp.	6,383	311,589
SeAH Besteel Holdings Corp.	20,756	342,201
Sebang Global Battery Co. Ltd.	14,792	750,707
Seegene, Inc.	55,226	940,194
Seojin System Co. Ltd. *	46,297	844,600
Seoul Semiconductor Co. Ltd.	72,001	362,831
SFA Engineering Corp.	29,863	455,956
SFA Semicon Co. Ltd. *	141,242	325,503
Shin Poong Pharmaceutical Co. Ltd. *	65,298	529,386
Shinhan Alpha REIT Co. Ltd.	177,049	717,054
Shinsung Delta Tech Co. Ltd.	27,959	1,310,719
Shinsung E&G Co. Ltd. *	322,754	277,628
Silicon2 Co. Ltd. *	50,149	880,721
SIMMTECH Co. Ltd.	35,071	275,530
SK Chemicals Co. Ltd.	17,715	533,971
SK Discovery Co. Ltd.	16,022	422,644
SK Gas Ltd.	4,712	732,951
SK Networks Co. Ltd.	187,467	583,882
SK oceanplant Co. Ltd. *	50,965	422,684
SK REITs Co. Ltd.	327,654	1,096,838
SL Corp.	27,856	614,008
SM Entertainment Co. Ltd.	19,754	1,200,774
SNT Motiv Co. Ltd.	12,971	384,467
Solid, Inc.	81,579	282,154
SOLUM Co. Ltd. *	74,283	1,080,925
Soop Co. Ltd.	14,372	1,136,326
Soulbrain Co. Ltd.	7,743	996,286
Soulbrain Holdings Co. Ltd.	9,246	237,272
ST Pharm Co. Ltd.	16,671	1,051,610
Studio Dragon Corp. *	12,517	440,995
Sung Kwang Bend Co. Ltd.	29,051	427,940
Sungeel Hitech Co. Ltd. *	9,361	300,950
Sungwoo Hitech Co. Ltd.	83,856	316,177
Synopex, Inc. *	147,287	670,422
Taekwang Industrial Co. Ltd.	1,008	450,874
Taihan Electric Wire Co. Ltd. *	103,267	837,210
TCC Steel	31,717	790,055
TechWing, Inc.	59,321	1,492,539
TES Co. Ltd.	22,601	230,376
TKG Huchems Co. Ltd.	40,342	534,693
Tokai Carbon Korea Co. Ltd.	8,411	420,233
Tongyang Life Insurance Co. Ltd.	58,775	245,203
Unid Co. Ltd.	6,540	293,469
Vaxcell-Bio Therapeutics Co. Ltd. *	28,539	270,037
VT Co. Ltd. *	38,963	812,747
Webzen, Inc.	27,303	295,136
WONIK IPS Co. Ltd. *	59,539	975,210
W-Scope Chungju Plant Co. Ltd. *	40,099	356,710
YG Entertainment, Inc.	20,590	704,758
Youlchon Chemical Co. Ltd.	23,651	400,951
Youngone Corp.	56,277	1,651,943
Youngone Holdings Co. Ltd.	9,947	613,198

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Yuanta Securities Korea Co. Ltd.	142,576	277,988
Yungjin Pharmaceutical Co. Ltd. *	136,500	204,987
		185,733,395

Singapore 0.9%
AEM Holdings Ltd.	493,167	485,571
AIMS APAC REIT	1,153,250	1,092,476
Bumitama Agri Ltd.	532,060	337,337
CapitaLand China Trust	2,181,266	1,163,320
Capitaland India Trust	1,877,215	1,540,250
CDL Hospitality Trusts	1,670,547	1,065,392
Cromwell European Real Estate Investment Trust	612,417	1,047,873
Digital Core REIT Management Pte. Ltd.	1,733,131	1,065,876
Eagle Hospitality Trust *(b)	940,343	0
ESR-LOGOS REIT	11,708,805	2,270,757
Far East Hospitality Trust	1,852,888	849,980
First Real Estate Investment Trust	2,003,843	381,143
First Resources Ltd.	965,856	1,073,453
Frasers Centrepoint Trust	2,059,877	3,272,695
Golden Agri-Resources Ltd.	11,866,414	2,389,835
iFAST Corp. Ltd.	299,524	1,662,222
Keppel Infrastructure Trust	7,596,279	2,549,752
Keppel Pacific Oak U.S. REIT *	1,870,796	411,575
Lendlease Global Commercial REIT	3,227,186	1,348,021
OUE Real Estate Investment Trust	3,950,249	810,292
Paragon REIT	2,108,359	1,352,470
Parkway Life Real Estate Investment Trust	712,807	2,020,413
Raffles Medical Group Ltd.	1,760,643	1,142,550
Riverstone Holdings Ltd.	1,021,584	792,487
Sheng Siong Group Ltd.	1,252,821	1,541,905
Singapore Post Ltd.	2,761,956	1,194,894
Starhill Global REIT	2,730,404	1,018,314
UMS Integration Ltd.	1,060,116	814,470
		34,695,323

Spain 1.4%
Acerinox SA	364,187	3,658,064
Almirall SA	159,353	1,489,532
Atresmedia Corp. de Medios de Comunicacion SA	165,927	796,521
CIE Automotive SA	79,280	2,101,763
Construcciones y Auxiliar de Ferrocarriles SA	49,437	1,717,886
Distribuidora Internacional de Alimentacion SA *	22,106,563	305,871
Ence Energia y Celulosa SA	237,668	693,331
Faes Farma SA	589,513	2,213,499
Fluidra SA	170,526	4,452,310
Gestamp Automocion SA	267,593	729,190
Global Dominion Access SA	185,666	524,569
Indra Sistemas SA	230,623	4,058,111
Inmobiliaria Colonial Socimi SA	707,771	4,081,612
Laboratorios Farmaceuticos Rovi SA	39,195	2,668,087
Lar Espana Real Estate Socimi SA	115,872	1,009,669
Let's GOWEX SA *(b)	5,361	0
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,276,662	1,448,193
Logista Integral SA	118,079	3,776,373
Melia Hotels International SA	191,786	1,370,349
Neinor Homes SA *	50,434	807,549
Pharma Mar SA *	23,679	1,953,263
Prosegur Cash SA	494,783	274,360
Prosegur Cia de Seguridad SA	264,611	546,108
Sacyr SA	903,688	2,951,239
SECURITY	NUMBER OF SHARES	VALUE ($)
Solaria Energia y Medio Ambiente SA *	152,001	1,454,524
Tecnicas Reunidas SA *	83,517	980,021
Unicaja Banco SA	2,908,214	3,741,278
Vidrala SA	42,455	4,210,569
Vidrala SA - Interim Shares *(b)	2,122	210,454
Viscofan SA	69,894	4,510,529
		58,734,824

Sweden 5.3%
AddLife AB, B Shares	205,856	2,509,370
Addnode Group AB	228,979	2,107,584
AddTech AB, B Shares	417,607	11,473,928
AFRY AB	184,032	2,555,146
Alleima AB	350,301	2,452,686
Arjo AB, B Shares	411,335	1,292,150
Atrium Ljungberg AB, B Shares	83,293	1,537,116
Attendo AB	222,063	988,406
Avanza Bank Holding AB	237,593	5,091,815
Beijer Alma AB	82,136	1,293,853
Betsson AB, Class B *	221,526	2,833,884
Better Collective AS *	73,665	846,022
Bilia AB, A Shares	133,794	1,503,503
Billerud Aktiebolag	415,922	3,641,605
BioArctic AB *	62,815	1,110,884
Biotage AB	101,833	1,420,403
BoneSupport Holding AB *	115,210	3,866,061
Boozt AB *	103,983	1,047,558
Bravida Holding AB	383,760	2,769,549
Bufab AB	56,267	2,102,505
Bure Equity AB	101,895	3,443,518
Camurus AB *(a)	60,575	3,162,215
Catena AB	69,414	3,108,702
Cibus Nordic Real Estate AB publ	107,574	1,720,183
Clas Ohlson AB, B Shares	66,913	1,207,257
Cloetta AB, B Shares	382,046	910,429
Corem Property Group AB, B Shares	952,739	615,594
Dios Fastigheter AB	164,730	1,213,729
Dometic Group AB	595,127	3,011,376
Electrolux AB, B Shares *	387,900	2,896,057
Electrolux Professional AB, B Shares	428,900	2,749,649
Elekta AB, B Shares	647,413	3,857,019
Embracer Group AB *	1,688,536	4,449,112
Fabege AB	476,709	3,706,672
Fagerhult Group AB	136,204	717,267
Fortnox AB	927,604	5,785,392
Granges AB	198,918	2,264,479
Hemnet Group AB	149,704	4,483,367
Hexatronic Group AB *(a)	350,138	1,206,051
Hexpol AB	468,701	4,537,263
HMS Networks AB	57,351	2,049,516
Hufvudstaden AB, A Shares	197,545	2,274,178
Instalco AB	451,660	1,272,392
Investment AB Oresund	56,982	582,405
INVISIO AB	63,266	1,633,964
JM AB	120,127	1,928,616
Kinnevik AB, Class B *	453,349	3,146,789
Lagercrantz Group AB, B Shares	355,475	6,446,105
Lindab International AB	130,082	2,711,518
Loomis AB	130,664	3,992,134
Medicover AB, B Shares	88,383	1,423,019
MEKO AB	79,061	964,472
MIPS AB	49,928	2,214,074
Modern Times Group MTG AB, B Shares *	167,183	1,408,650
Munters Group AB	244,468	3,882,346
Mycronic AB	139,923	4,954,206
NCAB Group AB (a)	337,968	1,765,852
NCC AB, B Shares	166,483	2,483,785

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nolato AB, B Shares	334,795	1,654,221
Nordnet AB publ	323,289	6,999,411
Norion Bank AB *	159,990	576,581
NP3 Fastigheter AB	48,494	1,143,637
Nyfosa AB	296,776	2,962,637
Pandox AB	167,029	2,943,202
Peab AB, B Shares	361,718	2,655,197
Platzer Fastigheter Holding AB, B Shares	100,140	807,074
Ratos AB, B Shares	367,590	1,071,240
Samhallsbyggnadsbolaget i Norden AB	2,279,017	805,776
Scandic Hotels Group AB *	254,963	1,579,676
Sdiptech AB, B Shares *	69,221	1,450,498
Sectra AB, Class B *	281,954	7,351,718
Sinch AB *	1,188,561	2,171,094
SkiStar AB	76,267	1,173,462
Stillfront Group AB *	836,985	562,648
Storskogen Group AB, B Shares	2,603,898	2,690,024
Systemair AB	119,819	1,004,084
Thule Group AB	182,731	5,746,926
Troax Group AB	73,845	1,410,101
Truecaller AB, B Shares	313,299	1,410,568
Vitec Software Group AB, B Shares	64,193	2,872,528
Vitrolife AB	122,093	2,513,681
Volati AB	45,501	392,550
Wallenstam AB, B Shares	621,019	2,923,419
Wihlborgs Fastigheter AB	498,568	5,050,131
		214,545,464

Switzerland 4.0%
Accelleron Industries AG	176,596	9,902,205
Allreal Holding AG	27,890	5,122,136
ALSO Holding AG	10,699	2,853,876
ams-OSRAM AG *	189,560	1,220,844
APG SGA SA	2,083	465,779
Arbonia AG *	100,037	1,294,463
Aryzta AG *	1,736,108	3,018,976
Autoneum Holding AG	6,932	812,012
Basilea Pharmaceutica Ag Allschwil *	23,069	1,091,915
Bell Food Group AG	3,828	1,151,441
Bossard Holding AG, Class A	10,360	2,344,817
Bucher Industries AG	12,315	4,759,657
Burckhardt Compression Holding AG	5,821	4,360,795
Bystronic AG	2,420	920,204
Cembra Money Bank AG	55,626	5,120,623
Comet Holding AG	13,764	4,366,672
COSMO Pharmaceuticals NV	17,644	1,265,722
Daetwyler Holding AG	13,771	2,150,839
DocMorris AG *(a)	21,226	722,792
dormakaba Holding AG	5,730	4,344,654
EFG International AG *	183,627	2,501,162
Forbo Holding AG	1,765	1,562,656
Galenica AG	91,538	7,964,118
Huber & Suhner AG	30,347	2,586,901
Idorsia Ltd. *(a)	278,012	271,543
Implenia AG	28,002	928,103
Inficon Holding AG	3,613	4,199,446
Interroll Holding AG	1,287	3,177,327
Intershop Holding AG	10,418	1,456,864
Investis Holding SA	4,883	606,911
Kardex Holding AG	10,936	3,395,001
Komax Holding AG *	8,902	1,151,905
Landis & Gyr Group AG *	44,681	3,245,839
LEM Holding SA	909	807,885
Leonteq AG	19,492	522,147
Medacta Group SA	11,222	1,406,253
Medartis Holding AG *	8,000	508,513
Medmix AG	45,411	443,286
SECURITY	NUMBER OF SHARES	VALUE ($)
Mobimo Holding AG	13,569	4,412,620
Montana Aerospace AG *	42,586	742,476
OC Oerlikon Corp. AG Pfaffikon	350,229	1,488,374
PIERER Mobility AG (a)	18,006	183,943
PolyPeptide Group AG *	27,581	906,322
Rieter Holding AG	5,660	554,436
Schweiter Technologies AG	1,804	835,451
Sensirion Holding AG *	19,402	1,242,080
SFS Group AG	32,718	4,738,725
Siegfried Holding AG *	7,724	9,766,783
SKAN Group AG	19,999	1,686,635
Softwareone Holding AG *	197,553	1,740,081
St. Galler Kantonalbank AG	5,310	2,567,605
Stadler Rail AG	99,235	2,187,450
Sulzer AG	32,385	4,881,644
Sunrise Communications AG, Class A *(a)	122,296	6,059,274
Swissquote Group Holding SA	16,204	6,360,208
u-blox Holding AG *	12,896	1,012,943
Valiant Holding AG	29,894	3,562,849
Vetropack Holding AG	22,988	687,553
Vontobel Holding AG	51,608	3,403,433
VP Bank AG, Class A	4,722	399,842
VZ Holding AG	25,086	4,151,576
Ypsomed Holding AG	6,667	2,709,178
Zehnder Group AG	15,054	785,166
		161,092,929

United Kingdom 12.2%
4imprint Group PLC	51,698	3,318,393
abrdn PLC	3,393,213	6,076,938
AG Barr PLC	200,602	1,575,747
AJ Bell PLC	606,227	3,656,236
Alphawave IP Group PLC *	584,363	913,588
AO World PLC *	596,664	809,960
Ashmore Group PLC	834,341	1,855,856
ASOS PLC *	119,893	573,901
Assura PLC	5,650,421	2,841,187
Aston Martin Lagonda Global Holdings PLC *(a)	425,540	573,336
Auction Technology Group PLC *	177,416	1,163,604
Babcock International Group PLC	477,942	3,119,452
Bakkavor Group PLC	321,441	561,780
Balfour Beatty PLC	968,149	5,542,469
Baltic Classifieds Group PLC	736,247	3,242,571
Bank of Georgia Group PLC	66,946	3,986,547
Bellway PLC	221,294	7,054,397
Big Yellow Group PLC	355,377	4,842,245
Bodycote PLC	348,414	2,745,680
Breedon Group PLC	525,427	3,078,761
Bridgepoint Group PLC	605,155	2,659,833
Britvic PLC	467,886	7,671,715
Bytes Technology Group PLC	444,404	2,562,204
C&C Group PLC	735,905	1,384,351
Carnival PLC *	272,315	6,231,999
Chemring Group PLC	502,966	2,266,301
Clarkson PLC	52,932	2,677,713
Close Brothers Group PLC *	293,481	834,839
CLS Holdings PLC	302,846	312,950
CMC Markets PLC	192,531	676,641
Coats Group PLC	3,022,342	3,699,411
Computacenter PLC	130,563	3,697,413
Cranswick PLC	100,491	6,335,364
Crest Nicholson Holdings PLC	472,003	991,700
Currys PLC *	1,838,845	1,861,631
Deliveroo PLC *	2,447,977	4,664,141
Derwent London PLC	211,961	5,695,392
Direct Line Insurance Group PLC	2,461,406	7,345,884

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Diversified Energy Co. PLC (a)	88,952	1,444,938
Domino's Pizza Group PLC	764,764	3,308,870
Dowlais Group PLC	2,565,753	1,930,631
Dr. Martens PLC	1,098,010	962,982
Drax Group PLC	723,128	6,130,610
Dunelm Group PLC	236,647	3,441,040
easyJet PLC	692,502	4,865,772
Elementis PLC	1,117,569	1,894,929
Energean PLC	256,426	3,298,415
Essentra PLC	537,747	989,713
Evoke PLC *	720,347	560,345
FDM Group Holdings PLC	165,724	681,432
Finablr PLC *(b)	225,475	0
Firstgroup PLC	1,179,799	2,270,370
Frasers Group PLC *	191,303	1,790,842
Future PLC	217,273	2,489,626
Games Workshop Group PLC	62,121	11,156,894
Genuit Group PLC	469,583	2,420,282
Genus PLC	125,614	2,739,795
Grafton Group PLC	333,260	3,988,949
Grainger PLC	1,390,594	4,135,985
Great Portland Estates PLC	655,599	2,516,564
Greencore Group PLC *	871,417	2,193,077
Greggs PLC	192,549	6,612,860
Halfords Group PLC	406,963	776,940
Hammerson PLC	901,365	3,352,260
Harbour Energy PLC	1,167,954	3,847,897
Hays PLC	3,027,103	3,022,290
Helical PLC	224,846	565,865
Helios Towers PLC *	1,740,950	2,177,429
Hill & Smith PLC	151,230	3,969,362
Hilton Food Group PLC	157,545	1,814,243
Hochschild Mining PLC *	612,685	1,666,532
Home REIT PLC *(b)	1,478,309	0
Ibstock PLC	737,955	1,748,393
IG Group Holdings PLC	696,180	8,472,723
Inchcape PLC	699,536	6,846,419
Indivior PLC *	238,758	2,685,740
IntegraFin Holdings PLC	552,608	2,767,426
International Distribution Services PLC	1,249,993	5,668,852
International Workplace Group PLC	1,421,341	3,013,402
Investec PLC	1,164,161	8,441,729
IP Group PLC *	1,880,612	1,051,755
Ithaca Energy PLC	250,618	331,290
ITV PLC	7,420,854	6,852,550
J D Wetherspoon PLC	162,211	1,323,665
John Wood Group PLC *	1,288,762	866,545
Johnson Matthey PLC	343,741	5,937,635
JTC PLC	295,840	3,812,919
Jupiter Fund Management PLC	799,177	848,188
Just Group PLC	1,951,960	3,552,848
Kainos Group PLC	183,784	1,812,726
Keller Group PLC	136,152	2,575,074
Lancashire Holdings Ltd.	455,480	3,676,256
Liontrust Asset Management PLC	116,513	647,911
LondonMetric Property PLC	3,738,445	9,218,397
Man Group PLC	2,188,219	5,840,806
Marshalls PLC	469,154	1,890,329
Mitchells & Butlers PLC *	484,068	1,516,652
Mitie Group PLC	2,435,664	3,374,478
Mobico Group PLC *	977,281	1,078,827
Molten Ventures PLC *	327,796	1,314,515
MONY Group PLC	1,007,350	2,509,569
Moonpig Group PLC *	646,005	2,052,762
Morgan Advanced Materials PLC	537,592	1,814,178
Morgan Sindall Group PLC	80,585	3,897,369
NCC Group PLC	604,678	1,220,499
Ninety One PLC	630,578	1,277,585
Ocado Group PLC *	1,122,710	4,503,677
SECURITY	NUMBER OF SHARES	VALUE ($)
OSB Group PLC	736,921	3,769,134
Oxford Instruments PLC	106,501	2,788,583
Oxford Nanopore Technologies PLC *	1,171,723	2,369,506
Pagegroup PLC	586,477	2,685,081
Paragon Banking Group PLC	398,371	3,835,598
Pennon Group PLC	496,752	3,807,322
Petershill Partners PLC	480,000	1,506,957
Pets at Home Group PLC	883,986	2,613,472
Picton Property Income Ltd.	1,009,548	881,549
Playtech PLC *	581,258	5,385,911
Plus500 Ltd.	133,958	4,369,060
Premier Foods PLC	1,230,123	3,058,300
Primary Health Properties PLC	2,472,573	2,993,483
PureTech Health PLC *	397,916	843,626
PZ Cussons PLC	422,573	427,004
QinetiQ Group PLC	942,427	4,973,565
Quilter PLC	2,520,243	4,801,830
Rank Group PLC	402,576	446,197
Rathbones Group PLC	119,330	2,529,929
Renishaw PLC	63,837	2,539,683
RHI Magnesita NV	34,895	1,372,734
Rotork PLC	1,586,333	6,718,341
Safestore Holdings PLC	402,215	3,806,148
Savills PLC	249,543	3,406,531
Senior PLC	800,057	1,476,557
Serco Group PLC	1,989,010	3,961,582
Shaftesbury Capital PLC	2,766,748	4,803,779
SIG PLC *	1,190,887	292,745
Sirius Real Estate Ltd.	2,804,132	3,088,373
Softcat PLC	246,638	4,946,861
Spectris PLC	188,392	6,058,229
Spire Healthcare Group PLC	529,323	1,517,155
Spirent Communications PLC *	1,090,160	2,373,615
SSP Group PLC	1,483,710	3,017,392
Supermarket Income REIT PLC	2,342,032	2,122,487
Synthomer PLC *	221,821	470,849
Tate & Lyle PLC	739,465	6,927,042
TBC Bank Group PLC	81,139	3,124,892
Telecom Plus PLC	133,873	3,062,867
THG PLC *(a)	1,699,974	1,033,272
TI Fluid Systems PLC	691,766	1,689,956
TP ICAP Group PLC	1,453,226	4,848,698
Trainline PLC *	866,962	4,493,761
Travis Perkins PLC	394,080	3,809,310
Tritax Big Box REIT PLC	4,653,089	8,226,805
Trustpilot Group PLC *	670,954	2,507,280
Tullow Oil PLC *	2,211,417	580,716
Vesuvius PLC	393,792	2,089,710
Victrex PLC	165,908	1,819,872
Vistry Group PLC *	580,556	4,840,728
Volution Group PLC	358,214	2,531,512
Watches of Switzerland Group PLC *	431,878	2,552,565
WH Smith PLC	245,346	3,835,719
Wickes Group PLC	435,775	816,437
Workspace Group PLC	255,681	1,829,656
Zigup PLC	419,737	2,024,658
		495,268,182
Total Common Stocks (Cost $3,734,189,461)		4,039,928,404

PREFERRED STOCKS 0.1% OF NET ASSETS

Germany 0.1%
Draegerwerk AG & Co. KGaA	15,905	731,591
Sixt SE	31,255	1,772,720
		2,504,311

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.0%
Danieli & C Officine Meccaniche SpA - RSP	71,583	1,459,196

Republic of Korea 0.0%
Daishin Securities Co. Ltd.	40,316	452,563

Sweden 0.0%
Corem Property Group AB	24,838	615,328
Total Preferred Stocks (Cost $4,743,095)		5,031,398

RIGHTS 0.0% OF NET ASSETS

Republic of Korea 0.0%
Ecopro HN Co. Ltd.
expires 12/05/24, strike KRW 30,850.00 *(b)	6,081	0

Spain 0.0%
Viscofan SA
expires 12/11/24, strike EUR 1.44 *	69,894	107,190
Total Rights (Cost $101,382)		107,190

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Opthea Ltd.
expires 06/30/26 *	332,101	69,231

Italy 0.0%
Fincantieri SpA
expires 09/30/26 *	83,943	23,123
Webuild SpA
expires 08/02/30 *(a)(b)	41,766	116,724
		139,847
Total Warrants (Cost $0)		209,078

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

Money Market Funds 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (c)	5,079,023	5,079,023
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (c)(d)	66,140,069	66,140,069
		71,219,092
Total Short-Term Investments (Cost $71,219,092)		71,219,092

Total Investments in Securities (Cost $3,810,253,030)		4,116,495,162

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/20/24	232	27,047,720	(79,599)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $62,451,548.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro
KRW —	South Korean Won

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,200,818,228	$—	$—	$2,200,818,228
Australia	291,161,885	—	463,612 *	291,625,497
Hong Kong	31,444,138	—	0 *	31,444,138
Japan	741,304,129	—	304,688	741,608,817
Republic of Korea	185,733,395	—	0 *	185,733,395
Singapore	34,695,323	—	0 *	34,695,323
Spain	58,524,370	—	210,454 *	58,734,824
United Kingdom	495,268,182	—	0 *	495,268,182
Preferred Stocks[1]	5,031,398	—	—	5,031,398
Rights	107,190	—	—	107,190
Republic of Korea	—	—	0 *	0
Warrants	69,231	—	—	69,231
Italy	23,123	—	116,724	139,847
Short-Term Investments[1]	71,219,092	—	—	71,219,092
Liabilities
Futures Contracts[2]	(79,599)	—	—	(79,599)
Total	$4,115,320,085	$—	$1,095,478	$4,116,415,563

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Brazil 3.2%
Allos SA	553,632	1,825,767
Alupar Investimento SA	138,417	640,544
Ambev SA	5,210,833	11,109,997
Atacadao SA *	651,635	698,494
Auren Energia SA	494,295	816,284
B3 SA - Brasil Bolsa Balcao	6,609,166	10,250,287
Banco Bradesco SA	1,925,243	3,588,881
Banco BTG Pactual SA	1,419,507	7,198,994
Banco do Brasil SA	2,105,297	8,734,092
Banco Santander Brasil SA	455,450	1,901,697
BB Seguridade Participacoes SA	854,252	4,797,312
BRF SA	800,321	3,325,595
Caixa Seguridade Participacoes SA	577,367	1,405,064
CCR SA	1,443,640	2,666,937
Centrais Eletricas Brasileiras SA	1,512,099	8,704,386
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	532,361	8,290,375
Cia Energetica de Minas Gerais	180,938	454,570
Cia Paranaense de Energia - Copel	913,134	1,335,141
Cia Siderurgica Nacional SA	761,697	1,423,721
Cosan SA	1,589,769	2,713,230
CPFL Energia SA	246,105	1,344,568
CSN Mineracao SA	672,367	594,592
Embraer SA *	878,256	8,550,664
Energisa SA	344,989	2,323,366
Eneva SA *	591,571	1,144,372
Engie Brasil Energia SA	223,163	1,420,313
Equatorial Energia SA	1,168,830	5,992,293
GPS Participacoes e Empreendimentos SA	480,951	1,304,951
Grupo Mateus SA	522,455	610,777
Hapvida Participacoes e Investimentos SA *	5,880,453	2,659,212
Hypera SA	468,446	1,531,503
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	59,274	150,899
Itau Unibanco Holding SA	572,188	2,733,170
JBS SA	1,353,596	8,460,754
Klabin SA	1,013,744	3,770,989
Localiza Rent a Car SA	1,151,860	7,249,947
Lojas Renner SA	1,176,276	2,966,966
M Dias Branco SA	163,931	609,801
Magazine Luiza SA *	399,844	604,723
Marfrig Global Foods SA *	375,972	1,181,947
Multiplan Empreendimentos Imobiliarios SA	357,062	1,422,710
Natura & Co. Holding SA	1,166,136	2,710,922
Neoenergia SA	289,126	939,436
Petroleo Brasileiro SA	4,492,361	32,067,602
Porto Seguro SA	216,439	1,371,719
PRIO SA	826,886	5,559,060
Raia Drogasil SA	1,308,269	5,267,565
Rede D'Or Sao Luiz SA	955,175	4,327,416
Rumo SA	1,503,122	4,896,573
Santos Brasil Participacoes SA	764,386	1,641,267
SECURITY	NUMBER OF SHARES	VALUE ($)
Sao Martinho SA	195,602	832,119
Sendas Distribuidora SA *	1,670,587	1,846,679
SLC Agricola SA	170,151	496,149
Smartfit Escola de Ginastica e Danca SA	142,735	435,569
Suzano SA	838,596	8,764,270
Telefonica Brasil SA	499,986	4,146,836
TIM SA	924,204	2,451,892
TOTVS SA	558,476	2,568,523
Transmissora Alianca de Energia Eletrica SA	322,958	1,843,960
Ultrapar Participacoes SA	1,043,064	3,134,092
Usinas Siderurgicas de Minas Gerais SA Usiminas	305,144	312,266
Vale SA	4,683,402	46,107,270
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	429,615	416,616
Vibra Energia SA	1,334,875	4,612,307
WEG SA	1,799,120	16,253,596
		291,513,589

Chile 0.5%
Aguas Andinas SA, Class A	4,309,244	1,299,946
Banco de Chile	51,252,993	5,835,360
Banco de Credito e Inversiones SA	106,750	3,036,566
Banco Itau Chile SA	94,191	1,001,005
Banco Santander Chile	77,469,529	3,682,034
Cencosud SA	1,592,247	3,343,515
Cencosud Shopping SA	669,813	1,059,968
Cia Cervecerias Unidas SA	175,665	1,022,051
Cia Sud Americana de Vapores SA	23,142,132	1,237,408
Colbun SA	9,821,126	1,237,185
Empresas CMPC SA	1,591,382	2,502,199
Empresas Copec SA	624,340	3,869,789
Enel Americas SA	24,911,460	2,309,079
Enel Chile SA	30,966,963	1,700,209
Falabella SA *	989,131	3,343,541
Latam Airlines Group SA	222,128,818	3,071,692
Plaza SA	468,029	788,638
Quinenco SA	328,879	1,060,835
		41,401,020

China 30.2%
360 Security Technology, Inc., A Shares	692,900	1,280,564
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares	132,900	309,036
3peak, Inc., A Shares *	10,330	152,330
3SBio, Inc. *	2,411,885	1,772,909
Accelink Technologies Co. Ltd., A Shares	48,200	280,202
ACM Research Shanghai, Inc., A Shares	13,581	217,259
Advanced Micro-Fabrication Equipment, Inc. China, A Shares	53,140	1,627,049
AECC Aero-Engine Control Co. Ltd., A Shares	113,300	345,497
AECC Aviation Power Co. Ltd., A Shares	207,500	1,198,535
Agricultural Bank of China Ltd., A Shares	7,300,200	4,842,904
Agricultural Bank of China Ltd., H Shares	37,149,829	18,523,474

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aier Eye Hospital Group Co. Ltd., A Shares	787,344	1,594,104
Air China Ltd., A Shares *	861,400	983,697
Air China Ltd., H Shares *(a)	1,865,943	1,206,147
Aisino Corp., A Shares	52,300	71,916
Akeso, Inc. *	828,486	7,782,810
Alibaba Group Holding Ltd.	20,558,226	220,996,537
Alibaba Health Information Technology Ltd. *	7,224,428	3,388,677
Alibaba Pictures Group Ltd. *	17,451,281	953,126
All Winner Technology Co. Ltd., A Shares	54,900	268,571
Alpha Group, A Shares *	162,500	207,535
Aluminum Corp. of China Ltd., A Shares	1,142,200	1,184,639
Aluminum Corp. of China Ltd., H Shares	4,532,126	2,690,778
Amlogic Shanghai Co. Ltd., A Shares *	40,017	379,661
An Hui Wenergy Co. Ltd., A Shares	148,100	157,688
Angang Steel Co. Ltd., H Shares *	2,890,577	523,766
Angel Yeast Co. Ltd., A Shares	93,800	446,192
Angelalign Technology, Inc.	56,828	458,623
Anhui Anke Biotechnology Group Co. Ltd., A Shares	148,500	183,306
Anhui Conch Cement Co. Ltd., A Shares	369,900	1,309,083
Anhui Conch Cement Co. Ltd., H Shares	1,412,351	3,684,449
Anhui Expressway Co. Ltd., H Shares	811,367	946,754
Anhui Gujing Distillery Co. Ltd., A Shares	112,704	2,947,626
Anhui Jianghuai Automobile Group Corp. Ltd., A Shares	179,400	868,719
Anhui Kouzi Distillery Co. Ltd., A Shares	21,100	118,034
Anhui Yingjia Distillery Co. Ltd., A Shares	30,900	262,692
Anhui Zhongding Sealing Parts Co. Ltd., A Shares	113,200	197,186
Anjoy Foods Group Co. Ltd., A Shares	30,300	366,830
ANTA Sports Products Ltd.	1,526,862	15,088,985
Apeloa Pharmaceutical Co. Ltd., A Shares	120,600	276,442
APT Medical, Inc., A Shares	4,238	211,953
Asymchem Laboratories Tianjin Co. Ltd., A Shares	21,280	246,241
Autobio Diagnostics Co. Ltd., A Shares	26,100	167,278
Autohome, Inc., ADR	79,744	2,193,757
Avary Holding Shenzhen Co. Ltd., A Shares	76,700	355,012
AVIC Industry-Finance Holdings Co. Ltd., A Shares	739,700	416,238
AviChina Industry & Technology Co. Ltd., H Shares	3,071,050	1,491,807
Avicopter PLC, A Shares	57,300	324,647
BAIC BluePark New Energy Technology Co. Ltd., A Shares *	460,900	581,004
BAIC Motor Corp. Ltd., H Shares	2,988,650	860,314
Baidu, Inc., A Shares *	2,678,977	27,989,389
Bank of Beijing Co. Ltd., A Shares	1,994,400	1,573,383
Bank of Changsha Co. Ltd., A Shares	372,400	439,139
Bank of Chengdu Co. Ltd., A Shares	147,900	324,741
Bank of China Ltd., A Shares	3,825,800	2,643,541
Bank of China Ltd., H Shares	101,363,174	47,024,186
Bank of Communications Co. Ltd., A Shares	3,325,200	3,361,614
Bank of Communications Co. Ltd., H Shares	8,897,926	6,426,270
Bank of Guiyang Co. Ltd., A Shares	407,200	339,212
Bank of Hangzhou Co. Ltd., A Shares	563,500	1,099,706
Bank of Jiangsu Co. Ltd., A Shares	1,634,000	2,039,514
Bank of Nanjing Co. Ltd., A Shares	991,100	1,444,836
Bank of Ningbo Co. Ltd., A Shares	569,760	1,938,595
Bank of Qingdao Co. Ltd., A Shares	563,500	291,441
Bank of Shanghai Co. Ltd., A Shares	1,284,870	1,453,112
Bank of Zhengzhou Co. Ltd., A Shares *	788,387	230,516
SECURITY	NUMBER OF SHARES	VALUE ($)
Baoshan Iron & Steel Co. Ltd., A Shares	1,751,432	1,599,106
BBMG Corp., A Shares	1,808,200	468,846
BeiGene Ltd. *	927,066	15,344,771
BeiGene Ltd., Class A *	9,702	242,704
Beijing Capital Eco-Environment Protection Group Co. Ltd., A Shares	697,900	315,713
Beijing Capital International Airport Co. Ltd., H Shares *	2,456,792	846,130
Beijing Dabeinong Technology Group Co. Ltd., A Shares *	396,500	250,458
Beijing Easpring Material Technology Co. Ltd., A Shares	49,000	309,992
Beijing E-Hualu Information Technology Co. Ltd., A Shares *	73,800	274,412
Beijing Enlight Media Co. Ltd., A Shares	270,800	329,788
Beijing Enterprises Holdings Ltd.	507,127	1,593,417
Beijing Enterprises Water Group Ltd.	5,444,798	1,490,374
Beijing Jetsen Technology Co. Ltd., A Shares *	319,000	278,937
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,269,201	527,820
Beijing Kingsoft Office Software, Inc., A Shares	39,574	1,608,700
Beijing New Building Materials PLC, A Shares	164,100	645,482
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares *	157,600	232,577
Beijing Originwater Technology Co. Ltd., A Shares	349,277	282,289
Beijing Roborock Technology Co. Ltd., A Shares	16,044	474,642
Beijing Shiji Information Technology Co. Ltd., A Shares	252,980	267,962
Beijing Shougang Co. Ltd., A Shares	663,900	291,176
Beijing Shunxin Agriculture Co. Ltd., A Shares *	70,600	187,050
Beijing Sinnet Technology Co. Ltd., A Shares	130,100	204,913
Beijing Tiantan Biological Products Corp. Ltd., A Shares	163,920	485,841
Beijing Tong Ren Tang Co. Ltd., A Shares	138,600	779,154
Beijing Ultrapower Software Co. Ltd., A Shares	204,800	341,493
Beijing United Information Technology Co. Ltd., A Shares	71,905	262,506
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A Shares	45,750	460,238
Beijing Yanjing Brewery Co. Ltd., A Shares	313,000	448,093
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares	18,400	107,777
Beijing Zhong Ke San Huan High-Tech Co. Ltd., A Shares	117,530	171,661
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares	2,338,200	1,847,831
Bestechnic Shanghai Co. Ltd., A Shares	9,060	348,625
Bethel Automotive Safety Systems Co. Ltd., A Shares	54,740	327,733
Bilibili, Inc., Z Shares *	342,786	6,563,617
Bloomage Biotechnology Corp. Ltd., A Shares	34,275	279,661
Blue Moon Group Holdings Ltd. (a)	1,230,055	668,650
Bluefocus Intelligent Communications Group Co. Ltd., A Shares	275,100	415,841
BOC International China Co. Ltd., A Shares	46,400	74,106

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BOE Technology Group Co. Ltd., A Shares	3,301,700	1,958,088
BOE Technology Group Co. Ltd., B Shares	1,135,450	408,564
Bosideng International Holdings Ltd.	4,549,211	2,367,691
Bright Dairy & Food Co. Ltd., A Shares	43,000	52,604
Brilliance China Automotive Holdings Ltd.	3,702,000	1,365,376
BTG Hotels Group Co. Ltd., A Shares	102,500	203,569
BYD Co. Ltd., A Shares	157,900	5,985,113
BYD Co. Ltd., H Shares	1,322,923	43,113,939
BYD Electronic International Co. Ltd.	958,016	4,253,581
By-health Co. Ltd., A Shares	78,200	135,032
C&D International Investment Group Ltd. (a)	1,128,332	1,864,712
C&S Paper Co. Ltd., A Shares	151,300	151,705
Caida Securities Co. Ltd., A Shares	256,100	267,028
Caitong Securities Co. Ltd., A Shares	479,260	555,896
Cambricon Technologies Corp. Ltd., A Shares *	36,040	2,788,520
Camel Group Co. Ltd., A Shares	173,400	207,824
Canmax Technologies Co. Ltd., A Shares	73,320	283,649
CanSino Biologics, Inc., H Shares *	136,868	493,365
Capital Securities Co. Ltd., A Shares	94,900	315,696
Cathay Biotech, Inc., A Shares	26,059	160,546
CCOOP Group Co. Ltd., A Shares *	1,918,000	880,884
CECEP Solar Energy Co. Ltd., A Shares	345,200	237,097
CECEP Wind-Power Corp., A Shares	627,120	275,910
Central China Securities Co. Ltd., A Shares	679,700	428,410
CETC Cyberspace Security Technology Co. Ltd., A Shares	87,900	217,853
CGN Power Co. Ltd., A Shares	656,300	353,920
CGN Power Co. Ltd., H Shares	13,709,194	4,545,331
Changchun High-Tech Industry Group Co. Ltd., A Shares	41,300	610,734
Changjiang Securities Co. Ltd., A Shares	519,400	500,015
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A Shares	26,400	489,871
Chaozhou Three-Circle Group Co. Ltd., A Shares	176,408	889,266
Chengdu Xingrong Environment Co. Ltd., A Shares	283,400	275,559
Chengxin Lithium Group Co. Ltd., A Shares	81,300	177,163
Chifeng Jilong Gold Mining Co. Ltd., A Shares	145,100	339,406
China Baoan Group Co. Ltd., A Shares	261,200	355,203
China Bohai Bank Co. Ltd., H Shares *	4,042,942	457,208
China Cinda Asset Management Co. Ltd., H Shares (a)	11,612,352	1,880,289
China CITIC Bank Corp. Ltd., A Shares	2,008,000	1,880,440
China CITIC Bank Corp. Ltd., H Shares	11,267,705	7,182,093
China CITIC Financial Asset Management Co. Ltd., H Shares *	18,288,488	1,504,152
China Coal Energy Co. Ltd., A Shares	481,800	827,963
China Coal Energy Co. Ltd., H Shares	2,558,920	3,035,235
China Communications Services Corp. Ltd., H Shares	3,208,064	1,682,043
China Conch Venture Holdings Ltd.	1,547,565	1,324,515
China Construction Bank Corp., A Shares	785,200	864,190
China Construction Bank Corp., H Shares	112,952,744	84,915,416
China CSSC Holdings Ltd., A Shares	395,400	1,926,120
China Eastern Airlines Corp. Ltd., A Shares *	1,260,000	709,017
SECURITY	NUMBER OF SHARES	VALUE ($)
China Eastern Airlines Corp. Ltd., H Shares *	1,809,684	576,751
China Energy Engineering Corp. Ltd., A Shares	3,005,008	969,812
China Energy Engineering Corp. Ltd., H Shares	5,928,677	746,651
China Enterprise Co. Ltd., A Shares	459,900	190,922
China Everbright Bank Co. Ltd., A Shares	4,019,800	1,995,873
China Everbright Bank Co. Ltd., H Shares	4,257,574	1,477,270
China Everbright Environment Group Ltd.	4,871,669	2,197,449
China Everbright Ltd.	1,159,092	774,560
China Feihe Ltd.	5,024,165	3,699,580
China Film Co. Ltd., A Shares	162,200	266,657
China Galaxy Securities Co. Ltd., A Shares	559,800	1,203,663
China Galaxy Securities Co. Ltd., H Shares	4,916,618	4,454,403
China Gas Holdings Ltd.	3,643,119	3,015,040
China Great Wall Securities Co. Ltd., A Shares	279,900	337,010
China Greatwall Technology Group Co. Ltd., A Shares *	301,900	700,350
China Green Electricity Investment of Tianjin Co. Ltd., A Shares	177,500	228,405
China Hongqiao Group Ltd.	2,642,353	3,850,683
China International Capital Corp. Ltd., A Shares	88,600	434,532
China International Capital Corp. Ltd., H Shares	1,814,818	3,157,807
China International Marine Containers Group Co. Ltd., H Shares	1,007,965	717,611
China Jinmao Holdings Group Ltd.	8,711,259	1,209,034
China Jushi Co. Ltd., A Shares	377,777	591,367
China Lesso Group Holdings Ltd.	1,221,371	550,920
China Life Insurance Co. Ltd., H Shares	8,958,520	16,946,420
China Literature Ltd. *	466,276	1,695,756
China Longyuan Power Group Corp. Ltd., H Shares	3,923,780	3,232,188
China Medical System Holdings Ltd.	1,585,240	1,595,110
China Meheco Group Co. Ltd., A Shares	150,240	244,301
China Mengniu Dairy Co. Ltd.	3,669,663	8,007,515
China Merchants Bank Co. Ltd., A Shares	1,747,100	8,756,463
China Merchants Bank Co. Ltd., H Shares	4,584,377	20,766,980
China Merchants Energy Shipping Co. Ltd., A Shares	783,800	682,120
China Merchants Expressway Network & Technology Holdings Co. Ltd., A Shares	516,300	846,662
China Merchants Port Holdings Co. Ltd.	1,623,599	2,566,361
China Merchants Securities Co. Ltd., A Shares	668,680	1,767,014
China Merchants Securities Co. Ltd., H Shares (a)	681,860	1,300,358
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	704,400	1,144,434
China Minsheng Banking Corp. Ltd., A Shares	3,080,200	1,682,287
China Minsheng Banking Corp. Ltd., H Shares	7,867,892	3,063,620
China National Accord Medicines Corp. Ltd., B Shares	228,748	425,069

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China National Building Material Co. Ltd., H Shares	5,778,825	2,465,537
China National Chemical Engineering Co. Ltd., A Shares	575,300	646,663
China National Medicines Corp. Ltd., A Shares	46,400	218,926
China National Nuclear Power Co. Ltd., A Shares	1,412,300	1,836,812
China National Software & Service Co. Ltd., A Shares *	80,470	615,517
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	334,300	1,053,534
China Oilfield Services Ltd., A Shares	158,229	324,288
China Oilfield Services Ltd., H Shares	2,214,056	1,914,862
China Overseas Land & Investment Ltd.	4,562,497	7,821,541
China Pacific Insurance Group Co. Ltd., A Shares	591,700	2,766,479
China Pacific Insurance Group Co. Ltd., H Shares	3,057,354	9,606,352
China Petroleum & Chemical Corp., A Shares	3,618,400	3,173,948
China Petroleum & Chemical Corp., H Shares	29,698,137	15,876,561
China Power International Development Ltd.	5,517,646	2,098,840
China Railway Group Ltd., A Shares	1,844,700	1,630,834
China Railway Group Ltd., H Shares	5,230,539	2,513,923
China Railway Hi-tech Industry Co. Ltd., A Shares	193,200	221,695
China Railway Signal & Communication Corp. Ltd., A Shares	516,306	452,888
China Railway Signal & Communication Corp. Ltd., H Shares	1,854,194	736,288
China Rare Earth Resources & Technology Co. Ltd., A Shares	93,300	397,618
China Reinsurance Group Corp., H Shares	9,239,805	985,541
China Resources Beer Holdings Co. Ltd.	1,899,930	6,396,947
China Resources Boya Bio-pharmaceutical Group Co. Ltd., A Shares	58,000	249,739
China Resources Building Materials Technology Holdings Ltd.	2,853,175	652,653
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	108,140	317,980
China Resources Gas Group Ltd.	1,082,631	3,867,757
China Resources Land Ltd.	3,228,766	9,543,294
China Resources Microelectronics Ltd., A Shares	93,908	652,250
China Resources Mixc Lifestyle Services Ltd.	629,545	2,366,391
China Resources Pharmaceutical Group Ltd.	2,169,067	1,463,410
China Resources Power Holdings Co. Ltd.	2,340,423	5,347,613
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	130,650	812,846
China Ruyi Holdings Ltd. *(a)	9,626,947	2,536,158
China Shenhua Energy Co. Ltd., A Shares	613,370	3,380,446
China Shenhua Energy Co. Ltd., H Shares	4,097,439	16,955,174
China South Publishing & Media Group Co. Ltd., A Shares	175,200	306,635
China Southern Airlines Co. Ltd., A Shares *	1,069,300	996,948
SECURITY	NUMBER OF SHARES	VALUE ($)
China Southern Airlines Co. Ltd., H Shares *	1,559,471	763,548
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., A Shares	262,500	165,090
China State Construction Engineering Corp. Ltd., A Shares	3,750,600	3,093,342
China State Construction International Holdings Ltd.	2,308,556	3,215,908
China Suntien Green Energy Corp. Ltd., H Shares	2,922,999	1,273,392
China Taiping Insurance Holdings Co. Ltd.	1,640,148	2,588,304
China Three Gorges Renewables Group Co. Ltd., A Shares	2,320,100	1,459,142
China Tourism Group Duty Free Corp. Ltd., A Shares	162,100	1,554,913
China Tourism Group Duty Free Corp. Ltd., H Shares (a)	139,839	928,181
China Tower Corp. Ltd., H Shares	57,400,392	7,524,002
China Traditional Chinese Medicine Holdings Co. Ltd. *	3,173,670	901,339
China TransInfo Technology Co. Ltd., A Shares	156,500	217,787
China United Network Communications Ltd., A Shares	2,187,900	1,554,035
China Vanke Co. Ltd., A Shares *	846,900	1,004,516
China Vanke Co. Ltd., H Shares *(a)	2,711,597	2,237,145
China World Trade Center Co. Ltd., A Shares	64,000	198,251
China XD Electric Co. Ltd., A Shares	447,700	466,804
China Yangtze Power Co. Ltd., A Shares	2,069,700	7,798,555
China Zhenhua Group Science & Technology Co. Ltd., A Shares	51,400	327,940
China Zheshang Bank Co. Ltd., A Shares	1,052,390	420,921
China Zheshang Bank Co. Ltd., H Shares	2,298,000	634,925
Chinalin Securities Co. Ltd., A Shares	124,200	255,403
Chinese Universe Publishing & Media Group Co. Ltd., A Shares	121,000	210,272
Chongqing Brewery Co. Ltd., A Shares	45,800	390,815
Chongqing Changan Automobile Co. Ltd., A Shares	696,664	1,326,915
Chongqing Changan Automobile Co. Ltd., B Shares	1,986,698	921,665
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	110,760	224,251
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,422,646	1,878,122
Chongqing Taiji Industry Group Co. Ltd., A Shares	44,900	158,654
Chongqing Zhifei Biological Products Co. Ltd., A Shares	206,100	835,418
CITIC Ltd.	7,736,518	8,580,058
Citic Pacific Special Steel Group Co. Ltd., A Shares	492,910	802,867
CITIC Securities Co. Ltd., A Shares	1,038,780	4,405,495
CITIC Securities Co. Ltd., H Shares	1,972,836	5,590,279
CMOC Group Ltd., A Shares	858,100	861,579
CMOC Group Ltd., H Shares	4,765,493	3,539,725
CNGR Advanced Material Co. Ltd., A Shares	105,280	580,517
CNOOC Energy Technology & Services Ltd., A Shares	716,900	402,420
CNPC Capital Co. Ltd., A Shares	382,200	393,238
COFCO Sugar Holding Co. Ltd., A Shares	127,700	173,305

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Contemporary Amperex Technology Co. Ltd., A Shares	365,800	13,179,819
COSCO SHIPPING Development Co. Ltd., A Shares	1,176,100	423,361
COSCO SHIPPING Development Co. Ltd., H Shares	3,943,147	527,000
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares	320,100	552,734
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	1,568,350	1,195,175
COSCO SHIPPING Holdings Co. Ltd., A Shares	1,100,321	2,062,362
COSCO SHIPPING Holdings Co. Ltd., H Shares	3,440,619	4,810,601
COSCO SHIPPING Ports Ltd.	1,557,321	902,586
Country Garden Services Holdings Co. Ltd.	2,549,564	1,851,178
CRRC Corp. Ltd., A Shares	2,088,100	2,283,760
CRRC Corp. Ltd., H Shares	4,732,195	2,766,992
CSC Financial Co. Ltd., A Shares	490,100	1,843,299
CSC Financial Co. Ltd., H Shares (a)	1,165,729	1,563,983
CSG Holding Co. Ltd., A Shares	448,546	340,248
CSG Holding Co. Ltd., B Shares	797,385	237,733
CSPC Innovation Pharmaceutical Co. Ltd., A Shares	103,920	408,623
CSPC Pharmaceutical Group Ltd.	10,083,193	6,569,615
CSSC Science & Technology Co. Ltd., A Shares	116,000	213,742
Daan Gene Co. Ltd., A Shares	140,160	125,070
Daqin Railway Co. Ltd., A Shares	1,594,100	1,497,231
Daqo New Energy Corp., ADR *	49,523	991,946
Datang International Power Generation Co. Ltd., H Shares	5,292,505	958,990
DHC Software Co. Ltd., A Shares	348,500	371,062
Dian Diagnostics Group Co. Ltd., A Shares	69,500	122,597
Do-Fluoride New Materials Co. Ltd., A Shares	98,280	179,600
Dong-E-E-Jiao Co. Ltd., A Shares	58,500	467,397
Dongfang Electric Corp. Ltd., A Shares	268,900	562,974
Dongfang Electric Corp. Ltd., H Shares	441,308	530,258
Dongfeng Motor Group Co. Ltd., H Shares	2,862,584	1,287,538
Dongguan Development Holdings Co. Ltd., A Shares	98,400	156,884
Dongguan Yiheda Automation Co. Ltd., A Shares	59,500	204,335
Dongxing Securities Co. Ltd., A Shares	284,900	447,158
East Buy Holding Ltd. *(a)	612,270	1,158,203
East Money Information Co. Ltd., A Shares	1,412,902	5,312,072
Eastern Air Logistics Co. Ltd., A Shares	146,200	312,136
Eastroc Beverage Group Co. Ltd., A Shares	20,800	613,420
Ecovacs Robotics Co. Ltd., A Shares	51,200	362,254
Empyrean Technology Co. Ltd., A Shares	24,100	418,607
ENN Energy Holdings Ltd.	923,219	6,199,047
ENN Natural Gas Co. Ltd., A Shares	247,475	624,268
Eoptolink Technology, Inc. Ltd., A Shares	52,600	833,913
Eve Energy Co. Ltd., A Shares	164,836	1,106,697
Everbright Securities Co. Ltd., A Shares	390,400	1,060,185
Everbright Securities Co. Ltd., H Shares	118,400	125,376
Everdisplay Optronics Shanghai Co. Ltd., A Shares *	667,963	224,786
Eyebright Medical Technology Beijing Co. Ltd., A Shares	15,044	189,393
Fangda Carbon New Material Co. Ltd., A Shares	344,280	245,487
SECURITY	NUMBER OF SHARES	VALUE ($)
Far East Horizon Ltd.	1,866,707	1,259,416
Farasis Energy Gan Zhou Co. Ltd., A Shares *	93,274	151,670
FAW Jiefang Group Co. Ltd., A Shares	236,400	275,505
Fiberhome Telecommunication Technologies Co. Ltd., A Shares	98,800	248,410
Financial Street Holdings Co. Ltd., A Shares *	680,800	375,583
First Capital Securities Co. Ltd., A Shares	422,900	520,270
Flat Glass Group Co. Ltd., A Shares	171,900	604,564
Flat Glass Group Co. Ltd., H Shares (a)	566,510	1,009,031
Focus Media Information Technology Co. Ltd., A Shares	1,349,900	1,284,626
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	412,804	2,569,990
Fosun International Ltd.	2,915,872	1,581,302
Founder Securities Co. Ltd., A Shares	689,500	814,969
Foxconn Industrial Internet Co. Ltd., A Shares	1,071,200	3,278,339
Fujian Funeng Co. Ltd., A Shares	144,620	188,689
Fujian Kuncai Material Technology Co. Ltd., A Shares	35,980	112,447
Fujian Sunner Development Co. Ltd., A Shares	120,900	233,443
Full Truck Alliance Co. Ltd., ADR	912,011	9,129,230
Fushun Special Steel Co. Ltd., A Shares	131,200	117,980
Fuyao Glass Industry Group Co. Ltd., A Shares	191,900	1,482,139
Fuyao Glass Industry Group Co. Ltd., H Shares	758,450	5,102,436
GalaxyCore, Inc., Class A	210,559	464,063
Gan & Lee Pharmaceuticals Co. Ltd., A Shares	48,600	312,288
Ganfeng Lithium Group Co. Ltd., A Shares	167,220	969,796
Ganfeng Lithium Group Co. Ltd., H Shares (a)	516,887	1,670,581
G-bits Network Technology Xiamen Co. Ltd., A Shares	6,200	177,203
GCL System Integration Technology Co. Ltd., A Shares *	557,100	212,833
GCL Technology Holdings Ltd. *	24,336,563	4,534,831
GD Power Development Co. Ltd., A Shares	1,634,300	1,030,087
GDS Holdings Ltd., A shares *	961,791	2,358,267
Geely Automobile Holdings Ltd.	6,622,138	11,794,929
GEM Co. Ltd., A Shares	494,900	473,700
Gemdale Corp., A Shares	431,000	345,366
Genscript Biotech Corp. *	2,615,105	3,622,778
GF Securities Co. Ltd., A Shares	335,800	761,392
GF Securities Co. Ltd., H Shares	1,291,809	1,782,939
Giant Biogene Holding Co. Ltd.	523,094	3,361,117
Giant Network Group Co. Ltd., A Shares	212,900	391,116
GigaDevice Semiconductor, Inc., A Shares *	64,484	762,894
Ginlong Technologies Co. Ltd., A Shares	37,350	349,567
Glarun Technology Co. Ltd., A Shares	112,900	314,537
GoerTek, Inc., A Shares	321,300	1,129,110
Goke Microelectronics Co. Ltd., A Shares	17,300	159,839
Goldwind Science & Technology Co. Ltd., A Shares	372,200	572,884
Goldwind Science & Technology Co. Ltd., H Shares	761,386	722,096
Goneo Group Co. Ltd., A Shares	47,560	466,705
GoodWe Technologies Co. Ltd., A Shares	18,877	124,864

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gotion High-tech Co. Ltd., A Shares	154,200	493,612
Grandjoy Holdings Group Co. Ltd., A Shares *	358,572	162,704
Great Wall Motor Co. Ltd., A Shares	244,600	883,186
Great Wall Motor Co. Ltd., H Shares (a)	2,721,688	4,372,021
Gree Electric Appliances, Inc. of Zhuhai, A Shares	326,700	1,896,055
Greentown China Holdings Ltd.	1,484,293	1,815,894
GRG Banking Equipment Co. Ltd., A Shares	247,500	445,805
Guangdong Baolihua New Energy Stock Co. Ltd., A Shares	341,500	217,129
Guangdong Electric Power Development Co. Ltd., B Shares	1,399,814	365,174
Guangdong Golden Dragon Development, Inc., A Shares *	75,300	204,799
Guangdong Haid Group Co. Ltd., A Shares	162,600	1,040,554
Guangdong HEC Technology Holding Co. Ltd., A Shares	132,500	151,677
Guangdong Investment Ltd.	3,676,167	2,305,414
Guangdong Kinlong Hardware Products Co. Ltd., A Shares	21,800	82,502
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., A Shares	74,500	149,193
Guanghui Energy Co. Ltd., A Shares	621,800	617,461
Guangshen Railway Co. Ltd., H Shares	2,670,273	717,193
Guangxi Guiguan Electric Power Co. Ltd., A Shares	342,500	288,621
Guangxi Liugong Machinery Co. Ltd., A Shares	202,000	310,079
Guangzhou Automobile Group Co. Ltd., A Shares	336,160	409,849
Guangzhou Automobile Group Co. Ltd., H Shares (a)	4,019,152	1,539,163
Guangzhou Baiyun International Airport Co. Ltd., A Shares	118,300	158,590
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	116,400	465,722
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	248,556	578,145
Guangzhou Development Group, Inc., A Shares	314,700	289,066
Guangzhou Great Power Energy & Technology Co. Ltd., A Shares	33,200	149,639
Guangzhou Haige Communications Group, Inc. Co., A Shares	271,400	479,122
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	45,900	204,096
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares	64,400	341,070
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	187,780	639,435
Guangzhou Wondfo Biotech Co. Ltd., A Shares	48,200	162,337
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., A Shares	280,118	292,844
Guangzhou Zhujiang Brewery Co. Ltd., A Shares	214,300	270,143
Guizhou Panjiang Refined Coal Co. Ltd., A Shares	257,100	189,706
Guobo Electronics Co. Ltd., A Shares	25,294	183,497
Guolian Securities Co. Ltd., A Shares	221,900	374,597
Guosen Securities Co. Ltd., A Shares	481,100	762,397
Guosheng Financial Holding, Inc., A Shares *	194,100	342,659
SECURITY	NUMBER OF SHARES	VALUE ($)
Guotai Junan Securities Co. Ltd., A Shares	622,200	1,624,451
Guotai Junan Securities Co. Ltd., H Shares (a)	1,199,893	1,779,435
Guoyuan Securities Co. Ltd., A Shares	406,500	475,425
H World Group Ltd.	2,358,744	7,441,598
Haidilao International Holding Ltd.	1,879,878	3,749,344
Haier Smart Home Co. Ltd., A Shares	544,600	2,127,895
Haier Smart Home Co. Ltd., H Shares	2,758,552	9,376,500
Hainan Airlines Holding Co. Ltd., A Shares *	3,397,900	815,429
Hainan Airport Infrastructure Co. Ltd., A Shares *	1,019,700	540,045
Hainan Drinda New Energy Technology Co. Ltd., A Shares	14,400	137,474
Haisco Pharmaceutical Group Co. Ltd., A Shares	50,600	274,683
Haitian International Holdings Ltd.	748,969	1,907,662
Haitong Securities Co. Ltd., A Shares	906,800	1,426,998
Haitong Securities Co. Ltd., H Shares	4,480,362	3,984,310
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	279,900	365,577
Hangzhou Chang Chuan Technology Co. Ltd., A Shares	59,500	375,024
Hangzhou First Applied Material Co. Ltd., A Shares	134,290	323,566
Hangzhou GreatStar Industrial Co. Ltd., A Shares	106,000	407,884
Hangzhou Iron & Steel Co., A Shares	241,900	136,787
Hangzhou Lion Microelectronics Co. Ltd., A Shares	61,656	226,195
Hangzhou Oxygen Plant Group Co. Ltd., A Shares	68,200	224,336
Hangzhou Robam Appliances Co. Ltd., A Shares	97,000	303,150
Hangzhou Silan Microelectronics Co. Ltd., A Shares *	132,600	506,216
Hangzhou Tigermed Consulting Co. Ltd., A Shares	64,700	576,987
Hangzhou Tigermed Consulting Co. Ltd., H Shares	144,560	626,054
Han's Laser Technology Industry Group Co. Ltd., A Shares	68,000	247,031
Hansoh Pharmaceutical Group Co. Ltd.	1,145,196	2,840,345
Haohua Chemical Science & Technology Co. Ltd., A Shares	79,400	332,138
Harbin Boshi Automation Co. Ltd., A Shares	97,500	222,147
Hebei Yangyuan Zhihui Beverage Co. Ltd., A Shares	65,900	194,866
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	171,106
Heilongjiang Agriculture Co. Ltd., A Shares	183,100	372,230
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., A Shares	187,700	418,083
Henan Shuanghui Investment & Development Co. Ltd., A Shares	269,000	909,330
Hengan International Group Co. Ltd.	717,036	2,050,241
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	151,500	281,244
Hengli Petrochemical Co. Ltd., A Shares	266,400	527,612
Hengtong Optic-electric Co. Ltd., A Shares	235,300	573,111
Hengyi Petrochemical Co. Ltd., A Shares	302,900	259,846
Hesteel Co. Ltd., A Shares	954,400	292,220

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hisense Home Appliances Group Co. Ltd., A Shares	102,400	381,885
Hisense Home Appliances Group Co. Ltd., H Shares (a)	468,608	1,321,838
Hisense Visual Technology Co. Ltd., A Shares	114,800	304,947
Hithink RoyalFlush Information Network Co. Ltd., A Shares	43,600	2,018,483
HLA Group Corp. Ltd., A Shares	504,100	426,885
Hongta Securities Co. Ltd., A Shares	162,900	190,521
Hopson Development Holdings Ltd. *	1,390,711	555,816
Hoshine Silicon Industry Co. Ltd., A Shares	57,100	465,425
Hoymiles Power Electronics, Inc., A Shares	7,634	131,378
Hoyuan Green Energy Co. Ltd., A Shares	48,517	142,059
Hua Hong Semiconductor Ltd. (a)	716,741	1,892,814
Huaan Securities Co. Ltd., A Shares	260,300	224,378
Huadian Power International Corp. Ltd., A Shares	597,352	434,177
Huadian Power International Corp. Ltd., H Shares	1,889,824	840,294
Huadong Medicine Co. Ltd., A Shares	135,500	728,462
Huafon Chemical Co. Ltd., A Shares	381,000	436,143
Huagong Tech Co. Ltd., A Shares	84,800	417,649
Huaibei Mining Holdings Co. Ltd., A Shares	208,500	417,541
Hualan Biological Engineering, Inc., A Shares	171,980	399,909
Huali Industrial Group Co. Ltd., A Shares	21,200	220,696
Huaneng Lancang River Hydropower, Inc., A Shares	516,800	662,875
Huaneng Power International, Inc., A Shares	625,600	601,389
Huaneng Power International, Inc., H Shares	5,275,128	2,745,503
Huatai Securities Co. Ltd., A Shares	668,300	1,656,325
Huatai Securities Co. Ltd., H Shares	1,752,363	3,017,608
Huaxi Securities Co. Ltd., A Shares	165,400	201,657
Huaxia Bank Co. Ltd., A Shares	1,522,600	1,589,673
Huaxia Eye Hospital Group Co. Ltd., A Shares	13,150	38,903
Huaxin Cement Co. Ltd., A Shares	128,926	230,803
Huaxin Cement Co. Ltd., H Shares	486,619	476,516
Huayu Automotive Systems Co. Ltd., A Shares	295,100	688,645
Hubei Biocause Pharmaceutical Co. Ltd., A Shares *	377,300	218,035
Hubei Energy Group Co. Ltd., A Shares	588,800	397,915
Hubei Jumpcan Pharmaceutical Co. Ltd., A Shares	36,400	149,805
Hubei Xingfa Chemicals Group Co. Ltd., A Shares	108,000	344,678
Huizhou Desay Sv Automotive Co. Ltd., A Shares	46,700	804,268
Humanwell Healthcare Group Co. Ltd., A Shares	151,600	464,589
Hunan Gold Corp. Ltd., A Shares	110,600	269,994
Hunan Valin Steel Co. Ltd., A Shares	571,300	347,479
Hunan Yuneng New Energy Battery Material Co. Ltd., A Shares	31,200	224,019
Hundsun Technologies, Inc., A Shares	185,694	785,741
Hwatsing Technology Co. Ltd., A Shares	12,101	316,202
Hygeia Healthcare Holdings Co. Ltd., Class C *	447,193	921,793
Hygon Information Technology Co. Ltd., A Shares	192,899	3,347,119
SECURITY	NUMBER OF SHARES	VALUE ($)
IEIT Systems Co. Ltd., A Shares	118,728	782,721
Iflytek Co. Ltd., A Shares	192,500	1,362,256
Imeik Technology Development Co. Ltd., A Shares	22,260	650,552
Industrial & Commercial Bank of China Ltd., A Shares	6,655,300	5,645,063
Industrial & Commercial Bank of China Ltd., H Shares	95,393,773	55,900,894
Industrial Bank Co. Ltd., A Shares	1,789,000	4,453,625
Industrial Securities Co. Ltd., A Shares	825,460	733,176
Ingenic Semiconductor Co. Ltd., A Shares	35,000	332,979
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares *	3,540,200	937,465
Inner Mongolia Dian Tou Energy Corp. Ltd., A Shares	254,400	706,296
Inner Mongolia ERDOS Resources Co. Ltd., A Shares	130,100	174,589
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	867,120	762,198
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	787,300	515,775
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., A Shares	593,000	346,774
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	532,200	2,097,796
Inner Mongolia Yitai Coal Co. Ltd., B Shares	500,000	1,095,000
Inner Mongolia Yuan Xing Energy Co. Ltd., A Shares	326,900	261,498
Innovent Biologics, Inc. *	1,790,047	8,867,939
Intco Medical Technology Co. Ltd., A Shares	60,450	219,103
iQIYI, Inc., ADR *	542,639	1,172,100
iRay Technology Co. Ltd., A Shares	9,800	156,936
IRICO Display Devices Co. Ltd., A Shares *	207,000	198,989
Isoftstone Information Technology Group Co. Ltd., A Shares	83,500	735,891
J&T Global Express Ltd. *	8,315,000	6,240,351
JA Solar Technology Co. Ltd., A Shares	316,736	760,104
Jafron Biomedical Co. Ltd., A Shares	68,050	286,068
Jason Furniture Hangzhou Co. Ltd., A Shares	75,010	291,118
JCET Group Co. Ltd., A Shares	182,000	978,451
JCHX Mining Management Co. Ltd., A Shares	35,600	191,880
JD Health International, Inc. *	1,284,471	4,679,627
JD Logistics, Inc. *	1,936,205	3,458,598
JD.com, Inc., A Shares	3,231,716	59,720,848
Jiangling Motors Corp. Ltd., A Shares	46,100	156,727
Jiangsu Eastern Shenghong Co. Ltd., A Shares	386,100	508,012
Jiangsu Expressway Co. Ltd., A Shares	172,000	336,380
Jiangsu Expressway Co. Ltd., H Shares	1,501,306	1,522,229
Jiangsu Financial Leasing Co. Ltd., A Shares	246,900	174,008
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	110,784	810,719
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	554,444	3,876,199
Jiangsu King's Luck Brewery JSC Ltd., A Shares	118,000	731,702
Jiangsu Linyang Energy Co. Ltd., A Shares	188,800	193,992

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Jiangsu Nhwa Pharmaceutical Co. Ltd., A Shares	94,700	353,039
Jiangsu Pacific Quartz Co. Ltd., A Shares	42,600	172,795
Jiangsu Phoenix Publishing & Media Corp. Ltd., A Shares	153,000	220,935
Jiangsu Yanghe Distillery Co. Ltd., A Shares	131,600	1,556,382
Jiangsu Yangnong Chemical Co. Ltd., A Shares	44,200	332,539
Jiangsu Yoke Technology Co. Ltd., A Shares	41,800	370,116
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A Shares	93,500	444,894
Jiangsu Zhongtian Technology Co. Ltd., A Shares	311,600	682,455
Jiangxi Copper Co. Ltd., A Shares	144,400	419,223
Jiangxi Copper Co. Ltd., H Shares	1,391,456	2,231,608
Jiangxi Special Electric Motor Co. Ltd., A Shares *	161,500	193,338
Jilin Aodong Pharmaceutical Group Co. Ltd., A Shares	105,100	266,570
Jinduicheng Molybdenum Co. Ltd., A Shares	165,700	240,188
Jinko Solar Co. Ltd., A Shares	570,336	688,280
Jinxin Fertility Group Ltd. (a)	2,607,879	1,002,057
JiuGui Liquor Co. Ltd., A Shares	31,000	256,359
Jiumaojiu International Holdings Ltd. (a)	1,203,910	516,743
Jizhong Energy Resources Co. Ltd., A Shares	326,700	280,713
Joincare Pharmaceutical Group Industry Co. Ltd., A Shares	175,700	279,400
Joinn Laboratories China Co. Ltd., A Shares	55,272	136,835
Joinn Laboratories China Co. Ltd., H Shares	148,314	175,349
Jointown Pharmaceutical Group Co. Ltd., A Shares	559,271	414,212
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., A Shares	78,800	255,726
JOYY, Inc., ADR *	32,329	1,255,982
Juneyao Airlines Co. Ltd., A Shares	250,400	499,723
J-Yuan Trust Co. Ltd., A Shares *	531,100	265,162
Kanzhun Ltd., ADR	370,591	5,002,979
KE Holdings, Inc., ADR	722,275	13,614,884
Keda Industrial Group Co. Ltd., A Shares	180,000	212,507
Kingboard Holdings Ltd.	816,414	1,959,843
Kingboard Laminates Holdings Ltd.	1,390,791	1,320,810
Kingdee International Software Group Co. Ltd. *	3,375,495	3,799,929
Kingfa Sci & Tech Co. Ltd., A Shares	178,500	213,690
Kingnet Network Co. Ltd., A Shares	203,600	382,456
Kingsoft Corp. Ltd.	979,403	3,952,073
Kuaishou Technology *	3,360,533	20,815,608
Kuang-Chi Technologies Co. Ltd., A Shares	192,000	1,062,665
Kunlun Energy Co. Ltd.	4,600,271	4,339,237
Kunlun Tech Co. Ltd., A Shares	117,300	745,966
Kweichow Moutai Co. Ltd., A Shares	105,800	22,263,439
Lakala Payment Co. Ltd., A Shares	104,500	300,359
Lao Feng Xiang Co. Ltd., A Shares	133,558	952,144
Laobaixing Pharmacy Chain JSC, A Shares	62,699	161,880
LB Group Co. Ltd., A Shares	238,500	586,168
Lee & Man Paper Manufacturing Ltd.	1,976,871	589,387
Legend Holdings Corp., H Shares *	689,351	643,148
Lens Technology Co. Ltd., A Shares	458,900	1,306,966
Leo Group Co. Ltd., A shares	655,900	331,994
SECURITY	NUMBER OF SHARES	VALUE ($)
Lepu Medical Technology Beijing Co. Ltd., A Shares	180,000	298,651
Levima Advanced Materials Corp., A Shares	70,900	153,620
Leyard Optoelectronic Co. Ltd., A Shares	477,400	354,893
Li Auto, Inc., Class A *	1,304,144	15,267,847
Li Ning Co. Ltd.	2,714,570	5,567,597
Liaoning Port Co. Ltd., A Shares	1,500,300	326,935
Lingyi iTech Guangdong Co., A Shares	657,300	778,723
Livzon Pharmaceutical Group, Inc., A Shares	51,600	271,785
Livzon Pharmaceutical Group, Inc., H Shares	174,337	595,944
Longfor Group Holdings Ltd.	2,780,045	3,901,291
LONGi Green Energy Technology Co. Ltd., A Shares	628,748	1,604,259
Longshine Technology Group Co. Ltd., A Shares	105,200	193,117
Loongson Technology Corp. Ltd., A Shares *	29,424	670,406
Lufax Holding Ltd., ADR	189,741	464,865
Luxi Chemical Group Co. Ltd., A Shares	165,500	263,180
Luxshare Precision Industry Co. Ltd., A Shares	585,517	3,123,576
Luye Pharma Group Ltd. *	2,320,284	751,408
Luzhou Laojiao Co. Ltd., A Shares	125,400	2,399,352
Maanshan Iron & Steel Co. Ltd., A Shares *	1,073,900	348,063
Mango Excellent Media Co. Ltd., A Shares	164,370	653,345
Maxscend Microelectronics Co. Ltd., A Shares	45,248	579,002
Meihua Holdings Group Co. Ltd., A Shares	293,400	432,173
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares	350,200	237,633
Meituan, B Shares *	6,832,622	148,127,729
Metallurgical Corp. of China Ltd., A Shares	1,336,700	615,753
Metallurgical Corp. of China Ltd., H Shares	3,783,892	797,474
Microport Scientific Corp. *(a)	1,154,315	891,523
Micro-Tech Nanjing Co. Ltd., A Shares	17,179	170,022
Midea Group Co. Ltd. *	423,000	3,769,821
Ming Yang Smart Energy Group Ltd., A Shares	228,700	447,899
MINISO Group Holding Ltd. (a)	442,704	2,201,701
Minmetals New Energy Materials(Hunan) Co. Ltd., A Shares *	236,184	197,075
Minth Group Ltd. *	886,081	1,514,464
Montage Technology Co. Ltd., A Shares	108,000	1,003,647
Muyuan Foods Co. Ltd., A Shares *	460,786	2,588,450
Nanjing Iron & Steel Co. Ltd., A Shares	548,800	314,872
Nanjing Securities Co. Ltd., A Shares	272,700	340,001
NARI Technology Co. Ltd., A Shares	668,796	2,276,485
National Silicon Industry Group Co. Ltd., A Shares	254,052	755,786
NAURA Technology Group Co. Ltd., A Shares	47,100	2,700,263
NavInfo Co. Ltd., A Shares *	279,800	377,023
NetEase, Inc.	2,162,078	37,342,597
New China Life Insurance Co. Ltd., A Shares	174,000	1,136,546
New China Life Insurance Co. Ltd., H Shares	942,896	2,883,863
New Hope Liuhe Co. Ltd., A Shares *	421,300	553,746

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
New Oriental Education & Technology Group, Inc.	1,856,391	11,069,330
Newland Digital Technology Co. Ltd., A Shares	108,600	320,081
Nexchip Semiconductor Corp., A Shares *	93,831	339,834
Nine Dragons Paper Holdings Ltd. *	2,105,454	855,001
Ninestar Corp., A Shares *	136,400	501,910
Ningbo Deye Technology Co. Ltd., A Shares	51,861	616,988
Ningbo Joyson Electronic Corp., A Shares	130,600	283,694
Ningbo Orient Wires & Cables Co. Ltd., A Shares	65,200	518,230
Ningbo Ronbay New Energy Technology Co. Ltd., A Shares	42,068	212,643
Ningbo Sanxing Medical Electric Co. Ltd., A Shares	109,200	466,132
Ningbo Shanshan Co. Ltd., A Shares	232,900	280,099
Ningbo Tuopu Group Co. Ltd., A Shares	133,255	961,194
Ningbo Zhoushan Port Co. Ltd., A Shares	746,600	393,348
Ningxia Baofeng Energy Group Co. Ltd., A Shares	265,500	591,375
NIO, Inc., Class A *	1,526,724	6,709,969
Nongfu Spring Co. Ltd., H Shares	2,108,285	8,967,909
North Industries Group Red Arrow Co. Ltd., A Shares	74,900	156,089
Northeast Securities Co. Ltd., A Shares	200,000	231,981
Offshore Oil Engineering Co. Ltd., A Shares	682,000	501,346
OFILM Group Co. Ltd., A Shares *	303,500	560,487
Oppein Home Group, Inc., A Shares	20,740	205,953
ORG Technology Co. Ltd., A Shares	81,700	61,862
Orient Securities Co. Ltd., A Shares	496,016	746,357
Orient Securities Co. Ltd., H Shares	870,055	579,176
Oriental Energy Co. Ltd., A Shares *	156,600	218,142
Oriental Pearl Group Co. Ltd., A Shares	304,000	347,999
Ourpalm Co. Ltd., A shares *	334,900	298,383
Ovctek China, Inc., A Shares	81,180	211,274
Pacific Securities Co. Ltd., A Shares *	388,200	246,821
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares *	759,300	301,600
PDD Holdings, Inc., ADR *	852,915	82,357,472
People.cn Co. Ltd., A Shares	111,800	386,873
People's Insurance Co. Group of China Ltd., A Shares	931,100	929,739
People's Insurance Co. Group of China Ltd., H Shares	9,615,503	4,584,372
Perfect World Co. Ltd., A Shares	85,450	152,265
PetroChina Co. Ltd., A Shares	2,208,400	2,448,837
PetroChina Co. Ltd., H Shares	25,251,170	17,879,979
Pharmaron Beijing Co. Ltd., A Shares	114,300	433,674
Pharmaron Beijing Co. Ltd., H Shares (a)	331,331	568,005
PICC Property & Casualty Co. Ltd., H Shares	8,106,678	12,272,191
Ping An Bank Co. Ltd., A Shares	1,688,700	2,650,457
Ping An Healthcare & Technology Co. Ltd. *(a)	754,608	1,439,094
Ping An Insurance Group Co. of China Ltd., A Shares	892,300	6,553,247
Ping An Insurance Group Co. of China Ltd., H Shares	7,634,671	43,954,387
Pingdingshan Tianan Coal Mining Co. Ltd., A Shares	258,300	369,428
Piotech, Inc., A Shares	14,758	405,679
Polaris Bay Group Co. Ltd., A Shares *	157,700	169,214
SECURITY	NUMBER OF SHARES	VALUE ($)
Poly Developments & Holdings Group Co. Ltd., A Shares	1,112,800	1,571,604
Poly Property Services Co. Ltd., H Shares	187,976	759,726
Pop Mart International Group Ltd.	831,040	9,595,639
Porton Pharma Solutions Ltd., A Shares	58,800	141,595
Postal Savings Bank of China Co. Ltd., A Shares	1,993,300	1,457,050
Postal Savings Bank of China Co. Ltd., H Shares	12,971,549	7,351,303
Power Construction Corp. of China Ltd., A Shares	1,560,800	1,196,873
Pylon Technologies Co. Ltd., A Shares	19,566	127,020
Qi An Xin Technology Group, Inc., A Shares *	34,555	145,739
Qifu Technology, Inc., ADR	136,368	5,196,984
Qingdao Port International Co. Ltd., A Shares	156,500	184,331
Qingdao Port International Co. Ltd., H Shares	537,000	371,961
Qingdao TGOOD Electric Co. Ltd., A Shares	113,900	354,239
Qinghai Salt Lake Industry Co. Ltd., A Shares *	518,700	1,277,685
Range Intelligent Computing Technology Group Co. Ltd., A Shares	47,000	215,080
Raytron Technology Co. Ltd., A Shares	45,400	300,554
Red Star Macalline Group Corp. Ltd., H Shares *	1,003,988	260,624
Remegen Co. Ltd., A Shares *	23,187	114,742
Remegen Co. Ltd., H Shares *	186,643	425,979
RLX Technology, Inc., ADR	986,306	1,952,886
Rongsheng Petrochemical Co. Ltd., A Shares	819,400	1,078,128
SAIC Motor Corp. Ltd., A Shares	715,400	1,734,578
Sailun Group Co. Ltd., A Shares	309,500	630,047
Sanan Optoelectronics Co. Ltd., A Shares	401,400	715,817
Sangfor Technologies, Inc., A Shares	14,100	126,792
Sansure Biotech, Inc., A Shares	68,395	206,960
Sany Heavy Equipment International Holdings Co. Ltd.	991,567	623,110
Sany Heavy Industry Co. Ltd., A Shares	714,900	1,723,506
Sany Renewable Energy Co. Ltd., A Shares	43,035	198,894
Satellite Chemical Co. Ltd., A Shares	321,962	797,068
SDIC Capital Co. Ltd., A Shares	328,400	349,660
SDIC Power Holdings Co. Ltd., A Shares	639,100	1,345,084
Sealand Securities Co. Ltd., A Shares	473,400	302,298
Seazen Group Ltd. *	3,545,235	906,634
Seazen Holdings Co. Ltd., A Shares *	220,700	416,099
SenseTime Group, Inc., Class B *(a)	30,754,349	5,888,799
Seres Group Co. Ltd., A Shares *	129,100	2,164,961
SF Holding Co. Ltd., A Shares	422,500	2,401,932
SG Micro Corp., A Shares	44,898	543,376
Shaanxi Coal Industry Co. Ltd., A Shares	848,300	2,731,885
Shaanxi Energy Investment Co. Ltd., A Shares	298,600	395,355
Shaanxi International Trust Co. Ltd., A Shares	381,400	204,624
Shan Xi Hua Yang Group New Energy Co. Ltd., A Shares	375,750	386,084
Shandong Chenming Paper Holdings Ltd., H Shares *	1,883,909	307,466
Shandong Gold Mining Co. Ltd., A Shares	321,704	1,085,273
Shandong Gold Mining Co. Ltd., H Shares	895,163	1,582,904

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shandong Himile Mechanical Science & Technology Co. Ltd., A Shares	68,600	418,189
Shandong Hi-speed Co. Ltd., A Shares	244,600	310,701
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	205,360	624,243
Shandong Humon Smelting Co. Ltd., A Shares	213,000	310,807
Shandong Linglong Tyre Co. Ltd., A Shares	86,400	227,600
Shandong Nanshan Aluminum Co. Ltd., A Shares	1,117,000	616,225
Shandong Pharmaceutical Glass Co. Ltd., A Shares	69,900	236,387
Shandong Sun Paper Industry JSC Ltd., A Shares	296,900	601,122
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,059,309	1,769,171
Shanghai Aiko Solar Energy Co. Ltd., A Shares *	147,960	325,485
Shanghai Allist Pharmaceuticals Co. Ltd., A Shares	29,317	247,172
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares *	97,428	343,187
Shanghai Baosight Software Co. Ltd., A Shares	404,365	1,562,672
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares	17,319	430,216
Shanghai Construction Group Co. Ltd., A Shares	660,200	237,652
Shanghai Electric Group Co. Ltd., A Shares *	1,095,700	1,284,508
Shanghai Electric Group Co. Ltd., H Shares *(a)	3,038,313	1,140,117
Shanghai Electric Power Co. Ltd., A Shares	237,200	309,807
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	161,200	593,167
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	775,281	1,426,711
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	25,080	143,826
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (a)	385,245	756,474
Shanghai Industrial Holdings Ltd.	598,523	887,607
Shanghai International Airport Co. Ltd., A Shares	241,400	1,162,286
Shanghai International Port Group Co. Ltd., A Shares	999,200	799,294
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	96,700	345,691
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	204,265	307,827
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A Shares	99,800	155,950
Shanghai Junshi Biosciences Co. Ltd., A Shares *	76,221	327,776
Shanghai Junshi Biosciences Co. Ltd., H Shares *	208,512	354,239
Shanghai Lingang Holdings Corp. Ltd., A Shares	174,700	252,029
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	230,800	332,961
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	499,830	275,906
Shanghai M&G Stationery, Inc., A Shares	44,200	202,876
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Mechanical & Electrical Industry Co. Ltd., B shares	465,001	505,921
Shanghai Moons' Electric Co. Ltd., A Shares	40,800	302,401
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	200,000	599,950
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	1,208,083	2,018,246
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,575,300	3,360,044
Shanghai Putailai New Energy Technology Co. Ltd., A Shares	201,276	553,255
Shanghai RAAS Blood Products Co. Ltd., A Shares	653,100	677,366
Shanghai Rural Commercial Bank Co. Ltd., A Shares	460,500	528,420
Shanghai Tunnel Engineering Co. Ltd., A Shares	279,100	262,910
Shanghai United Imaging Healthcare Co. Ltd., A Shares	8,831	159,737
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., A Shares	180,200	293,515
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A Shares	415,600	361,112
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A Shares	158,400	621,969
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	1,323,020	314,879
Shanjin International Gold Co. Ltd., A Shares	275,600	618,813
Shanxi Coal International Energy Group Co. Ltd., A Shares	176,300	299,564
Shanxi Coking Coal Energy Group Co. Ltd., A Shares	532,000	597,258
Shanxi Lu'an Environmental Energy Development Co. Ltd., A Shares	297,700	601,099
Shanxi Meijin Energy Co. Ltd., A Shares *	247,000	166,243
Shanxi Securities Co. Ltd., A Shares	347,700	315,062
Shanxi Taigang Stainless Steel Co. Ltd., A Shares *	469,700	234,507
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	106,900	3,003,125
Shede Spirits Co. Ltd., A Shares	30,800	334,057
Shenergy Co. Ltd., A Shares	555,100	627,785
Shenghe Resources Holding Co. Ltd., A Shares	167,100	264,803
Shengyi Technology Co. Ltd., A Shares	219,400	637,266
Shennan Circuits Co. Ltd., A Shares	17,100	233,154
Shenwan Hongyuan Group Co. Ltd., A Shares	1,635,100	1,208,746
Shenwan Hongyuan Group Co. Ltd., H Shares	3,372,011	1,057,335
Shenyang Xingqi Pharmaceutical Co. Ltd., A Shares	17,900	204,759
Shenzhen Airport Co. Ltd., A Shares	213,000	207,107
Shenzhen Capchem Technology Co. Ltd., A Shares	80,640	455,884
Shenzhen Dynanonic Co. Ltd., A Shares *	22,880	153,268
Shenzhen Energy Group Co. Ltd., A Shares	423,100	386,302
Shenzhen Everwin Precision Technology Co. Ltd., A Shares *	123,200	282,062
Shenzhen Expressway Corp. Ltd., H Shares	1,017,735	915,517
Shenzhen Gas Corp. Ltd., A Shares	368,200	367,154

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Goodix Technology Co. Ltd., A Shares (b)	36,300	409,530
Shenzhen Huaqiang Industry Co. Ltd., A Shares	99,300	363,339
Shenzhen Inovance Technology Co. Ltd., A Shares	226,300	1,882,036
Shenzhen International Holdings Ltd.	1,831,203	1,506,088
Shenzhen Investment Ltd.	3,256,781	368,303
Shenzhen Kaifa Technology Co. Ltd., A Shares	155,600	432,640
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	105,180	268,948
Shenzhen Kedali Industry Co. Ltd., A Shares	23,100	340,322
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares	92,200	222,406
Shenzhen Kinwong Electronic Co. Ltd., A Shares	100,600	347,562
Shenzhen Kstar Science & Technology Co. Ltd., A Shares	44,500	118,268
Shenzhen Longsys Electronics Co. Ltd., A Shares	24,200	294,581
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	105,300	3,783,080
Shenzhen MTC Co. Ltd., A Shares	453,700	320,380
Shenzhen New Industries Biomedical Engineering Co. Ltd., A Shares	27,000	243,427
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	774,400	325,755
Shenzhen Salubris Pharmaceuticals Co. Ltd., A Shares	92,000	441,563
Shenzhen SC New Energy Technology Corp., A Shares	31,000	302,150
Shenzhen SED Industry Co. Ltd., A Shares	108,000	277,947
Shenzhen Senior Technology Material Co. Ltd., A Shares	119,700	191,999
Shenzhen Sunway Communication Co. Ltd., A Shares	88,700	309,751
Shenzhen Transsion Holdings Co. Ltd., A Shares	97,104	1,268,542
Shenzhen YUTO Packaging Technology Co. Ltd., A Shares	67,900	229,062
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	304,100	203,416
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares *	215,100	774,889
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	159,500	378,809
Shougang Fushan Resources Group Ltd.	1,971,091	666,187
Siasun Robot & Automation Co. Ltd., A Shares *	140,300	386,228
SICC Co. Ltd., A Shares *	40,733	337,354
Sichuan Biokin Pharmaceutical Co. Ltd., A Shares *	7,724	230,124
Sichuan Changhong Electric Co. Ltd., A Shares	415,700	619,772
Sichuan Chuantou Energy Co. Ltd., A Shares	419,300	953,033
Sichuan Hebang Biotechnology Co. Ltd., A Shares	811,600	228,349
Sichuan Kelun Pharmaceutical Co. Ltd., A Shares	138,500	625,013
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. *	40,900	962,903
Sichuan New Energy Power Co. Ltd., A Shares	139,800	209,972
SECURITY	NUMBER OF SHARES	VALUE ($)
Sichuan Road & Bridge Group Co. Ltd., A Shares	635,160	652,628
Sichuan Swellfun Co. Ltd., A Shares	48,700	402,732
Sichuan Yahua Industrial Group Co. Ltd., A Shares	100,900	165,462
Sieyuan Electric Co. Ltd., A Shares	77,800	835,771
Sino Biopharmaceutical Ltd.	11,000,963	4,594,603
Sinolink Securities Co. Ltd., A Shares	294,000	369,396
Sinoma International Engineering Co., A Shares	204,100	293,598
Sinoma Science & Technology Co. Ltd., A Shares	158,200	284,300
Sinomine Resource Group Co. Ltd., A Shares	62,860	328,492
Sinopec Engineering Group Co. Ltd., H Shares	1,888,542	1,388,214
Sinopec Oilfield Service Corp., H Shares *	6,360,705	539,490
Sinopec Shanghai Petrochemical Co. Ltd., A Shares *	913,100	381,581
Sinopec Shanghai Petrochemical Co. Ltd., H Shares *	3,494,056	520,861
Sinopharm Group Co. Ltd., H Shares	1,534,753	4,003,764
Sinotrans Ltd., H Shares	3,024,565	1,263,223
Sinotruk Hong Kong Ltd.	819,125	2,268,461
Skshu Paint Co. Ltd., A Shares	47,628	322,661
Smoore International Holdings Ltd.	2,176,698	3,216,843
Songcheng Performance Development Co. Ltd., A Shares	244,300	318,069
SooChow Securities Co. Ltd., A Shares	453,785	514,456
Southwest Securities Co. Ltd., A Shares	620,700	413,480
Spring Airlines Co. Ltd., A Shares	84,600	665,309
StarPower Semiconductor Ltd., A Shares	20,580	284,747
STO Express Co. Ltd., A Shares	130,200	175,980
Sun Art Retail Group Ltd.	2,511,509	835,927
Sungrow Power Supply Co. Ltd., A Shares	173,600	1,946,075
Sunny Optical Technology Group Co. Ltd.	754,201	6,101,221
Sunresin New Materials Co. Ltd., A Shares	58,800	448,222
Sunwoda Electronic Co. Ltd., A Shares	174,300	549,540
Suofeiya Home Collection Co. Ltd., A Shares	83,300	208,290
SUPCON Technology Co. Ltd., A Shares	66,386	443,696
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares	157,600	557,314
Suzhou Maxwell Technologies Co. Ltd., A Shares	26,060	443,522
Suzhou Nanomicro Technology Co. Ltd., A Shares	47,791	134,133
Suzhou Novosense Microelectronics Co. Ltd., A Shares *	9,567	156,767
Suzhou TFC Optical Communication Co. Ltd., A Shares	54,460	775,747
Taiji Computer Corp. Ltd., A Shares	59,600	221,447
TAL Education Group, ADR *	496,469	4,929,937
Tangshan Jidong Cement Co. Ltd., A Shares *	287,800	227,045
TangShan Port Group Co. Ltd., A Shares	599,300	352,938
Tasly Pharmaceutical Group Co. Ltd., A Shares	85,100	171,946
TBEA Co. Ltd., A Shares	442,423	829,856
TCL Technology Group Corp., A Shares	1,420,350	916,785
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares	282,900	410,464

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tencent Holdings Ltd.	7,493,568	383,270,693
Tencent Music Entertainment Group, ADR	877,343	10,010,484
Thunder Software Technology Co. Ltd., A Shares	40,400	306,736
Tian Di Science & Technology Co. Ltd., A Shares	299,200	246,768
Tianfeng Securities Co. Ltd., A Shares *	665,800	441,687
Tianjin Chase Sun Pharmaceutical Co. Ltd., A Shares	302,500	169,386
Tianma Microelectronics Co. Ltd., A Shares *	229,000	278,251
Tianqi Lithium Corp., A Shares	105,700	556,592
Tianqi Lithium Corp., H Shares	121,392	417,299
Tianshan Aluminum Group Co. Ltd., A Shares	159,800	177,859
TianShan Material Co. Ltd., A Shares	197,300	178,780
Tianshui Huatian Technology Co. Ltd., A Shares	324,700	530,225
Tingyi Cayman Islands Holding Corp.	2,170,205	2,719,188
Titan Wind Energy Suzhou Co. Ltd., A Shares	167,900	212,579
Tongcheng Travel Holdings Ltd.	1,417,873	3,458,338
TongFu Microelectronics Co. Ltd., A Shares	148,100	612,573
Tonghua Dongbao Pharmaceutical Co. Ltd., A Shares	121,000	140,849
Tongkun Group Co. Ltd., A Shares	224,000	356,826
Tongling Nonferrous Metals Group Co. Ltd., A Shares	905,700	412,216
Tongwei Co. Ltd., A Shares	380,700	1,441,290
Topchoice Medical Corp., A Shares	42,998	294,853
Topsec Technologies Group, Inc., A Shares	156,800	149,218
Topsports International Holdings Ltd.	3,549,216	1,112,900
Towngas Smart Energy Co. Ltd. *	1,571,082	601,657
TravelSky Technology Ltd., H Shares	1,133,276	1,523,356
Trina Solar Co. Ltd., A Shares	213,856	718,202
Trip.com Group Ltd. *	671,678	43,892,060
Tsinghua Tongfang Co. Ltd., A Shares *	288,600	298,925
Tsingtao Brewery Co. Ltd., A Shares	69,800	702,563
Tsingtao Brewery Co. Ltd., H Shares	710,184	4,444,611
Unigroup Guoxin Microelectronics Co. Ltd., A Shares	81,679	743,274
Uni-President China Holdings Ltd.	1,541,615	1,363,008
Unisplendour Corp. Ltd., A Shares	123,700	432,488
Valiant Co. Ltd., A Shares	84,400	125,018
Vanchip Tianjin Technology Co. Ltd., A Shares	21,658	119,393
Verisilicon Microelectronics Shanghai Co. Ltd., A Shares *	22,762	163,025
Vipshop Holdings Ltd., ADR	403,857	5,577,265
Walvax Biotechnology Co. Ltd., A Shares	162,200	331,084
Wanda Film Holding Co. Ltd., A Shares *	244,400	413,592
Wangfujing Group Co. Ltd., A Shares	82,500	170,334
Wangsu Science & Technology Co. Ltd., A Shares	229,600	302,414
Wanhua Chemical Group Co. Ltd., A Shares	270,100	2,767,458
Want Want China Holdings Ltd.	5,183,872	2,917,845
Wanxiang Qianchao Co. Ltd., A Shares	304,900	272,495
Weibo Corp., ADR	96,258	924,077
Weichai Power Co. Ltd., A Shares	580,600	1,074,622
Weichai Power Co. Ltd., H Shares	2,468,619	3,400,813
Weifu High-Technology Group Co. Ltd., A Shares	89,000	223,157
Weihai Guangwei Composites Co. Ltd., A Shares	73,120	349,132
SECURITY	NUMBER OF SHARES	VALUE ($)
Wens Foodstuff Group Co. Ltd., A Shares	562,020	1,344,086
Western Mining Co. Ltd., A Shares	218,400	507,249
Western Securities Co. Ltd., A Shares	432,200	538,268
Western Superconducting Technologies Co. Ltd., A Shares	63,280	387,591
Will Semiconductor Co. Ltd. Shanghai, A Shares	103,050	1,401,933
Wingtech Technology Co. Ltd., A Shares	110,400	619,559
Winner Medical Co. Ltd., A Shares	43,600	210,285
Winning Health Technology Group Co. Ltd., A Shares	212,700	233,511
Wolong Electric Group Co. Ltd., A Shares	121,200	243,383
Wonders Information Co. Ltd., A Shares *	115,200	152,210
Wuchan Zhongda Group Co. Ltd., A Shares	335,400	250,257
Wuhan Guide Infrared Co. Ltd., A Shares	364,536	399,197
Wuliangye Yibin Co. Ltd., A Shares	330,800	6,696,207
WUS Printed Circuit Kunshan Co. Ltd., A Shares	179,500	923,915
WuXi AppTec Co. Ltd., A Shares	232,351	1,606,775
WuXi AppTec Co. Ltd., H Shares (a)	398,965	2,412,283
Wuxi Autowell Technology Co. Ltd., A Shares	20,787	136,495
Wuxi Biologics Cayman, Inc. *	4,181,430	8,060,277
XCMG Construction Machinery Co. Ltd., A Shares	1,063,200	1,186,286
Xiamen C & D, Inc., A Shares	328,600	444,140
Xiamen Faratronic Co. Ltd., A Shares	22,000	393,570
Xiamen ITG Group Corp. Ltd., A Shares	178,800	164,976
Xiamen Tungsten Co. Ltd., A Shares	120,800	345,709
Xiangcai Co. Ltd., A Shares	336,000	351,728
Xiaomi Corp., B Shares *	17,649,000	62,938,586
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	529,734	660,334
Xinjiang Daqo New Energy Co. Ltd., A Shares	72,010	286,030
Xinxing Ductile Iron Pipes Co. Ltd., A Shares	337,600	181,125
Xinyi Solar Holdings Ltd.	5,364,962	2,371,696
XPeng, Inc., A Shares *	1,567,297	9,355,584
Xtep International Holdings Ltd.	1,465,652	990,719
Xuji Electric Co. Ltd., A Shares	91,400	325,231
Yadea Group Holdings Ltd.	1,304,795	2,062,440
Yangling Metron New Material, Inc., A Shares	51,500	182,401
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., A Shares	109,200	433,450
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares	49,900	311,626
Yangzijiang Financial Holding Ltd.	3,206,588	956,726
Yangzijiang Shipbuilding Holdings Ltd.	3,257,494	5,855,787
Yankuang Energy Group Co. Ltd., A Shares	528,190	1,063,577
Yankuang Energy Group Co. Ltd., H Shares	3,786,469	4,355,032
Yantai Changyu Pioneer Wine Co. Ltd., A Shares	83	270
Yantai Eddie Precision Machinery Co. Ltd., A Shares	86,520	195,937
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	102,500	497,897
Yealink Network Technology Corp. Ltd., A Shares	104,930	548,630
Yifan Pharmaceutical Co. Ltd., A Shares	124,700	203,803

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Yifeng Pharmacy Chain Co. Ltd., A Shares	114,676	370,412
Yihai International Holding Ltd.	632,085	1,103,085
Yihai Kerry Arawana Holdings Co. Ltd., A Shares	187,900	886,296
Yili Chuanning Biotechnology Co. Ltd., A Shares	244,300	445,095
Yixintang Pharmaceutical Group Co. Ltd., A Shares	57,800	111,605
Yonghui Superstores Co. Ltd., A Shares *	364,500	253,369
YongXing Special Materials Technology Co. Ltd., A Shares	41,860	253,449
Yonyou Network Technology Co. Ltd., A Shares *	334,740	610,331
Youngor Fashion Co. Ltd., A Shares	469,600	523,965
Youngy Co. Ltd., A Shares	27,400	144,055
YTO Express Group Co. Ltd., A Shares	271,800	541,681
Yuan Longping High-tech Agriculture Co. Ltd., A Shares	116,200	177,731
Yuexiu Property Co. Ltd.	1,771,649	1,288,629
Yum China Holdings, Inc.	460,330	21,000,591
YUNDA Holding Group Co. Ltd., A Shares	137,400	150,085
Yuneng Technology Co. Ltd., A Shares	13,003	102,150
Yunnan Aluminium Co. Ltd., A Shares	336,600	632,756
Yunnan Baiyao Group Co. Ltd., A Shares	155,540	1,229,415
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares	18,000	122,266
Yunnan Chihong Zinc&Germanium Co. Ltd., A Shares	470,800	377,907
Yunnan Copper Co. Ltd., A Shares	232,000	405,406
Yunnan Energy New Material Co. Ltd., A Shares	76,600	393,533
Yunnan Tin Co. Ltd., A Shares	179,200	362,325
Yunnan Yuntianhua Co. Ltd., A Shares	195,400	591,811
Yutong Bus Co. Ltd., A Shares	186,800	564,218
Zai Lab Ltd. *	1,123,686	3,241,867
Zangge Mining Co. Ltd., A Shares	112,300	445,446
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	51,800	1,665,393
Zhaojin Mining Industry Co. Ltd., H Shares	1,878,790	2,742,777
Zhefu Holding Group Co. Ltd., A Shares	534,100	246,771
Zhejiang China Commodities City Group Co. Ltd., A Shares	537,300	1,054,503
Zhejiang Chint Electrics Co. Ltd., A Shares	130,800	410,407
Zhejiang Crystal-Optech Co. Ltd., A Shares	132,400	374,341
Zhejiang Dahua Technology Co. Ltd., A Shares	290,600	654,497
Zhejiang Daily Digital Culture Group Co. Ltd., A Shares	76,200	115,184
Zhejiang Dingli Machinery Co. Ltd., A Shares	34,600	290,330
Zhejiang Expressway Co. Ltd., H Shares	2,039,101	1,341,660
Zhejiang Hailiang Co. Ltd., A Shares	123,600	166,036
Zhejiang HangKe Technology, Inc. Co., A Shares	44,364	127,941
Zhejiang Hisoar Pharmaceutical Co. Ltd., A Shares *	339,100	275,934
Zhejiang Huace Film & Television Co. Ltd., A Shares	223,900	254,453
Zhejiang Huahai Pharmaceutical Co. Ltd., A Shares	140,250	352,047
Zhejiang Huayou Cobalt Co. Ltd., A Shares	159,860	713,027
SECURITY	NUMBER OF SHARES	VALUE ($)
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	127,800	613,918
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	74,200	150,946
Zhejiang Juhua Co. Ltd., A Shares	201,800	622,606
Zhejiang Leapmotor Technology Co. Ltd. *(a)	815,899	2,967,268
Zhejiang Longsheng Group Co. Ltd., A Shares	407,900	570,450
Zhejiang Medicine Co. Ltd., A Shares	86,200	187,960
Zhejiang NHU Co. Ltd., A Shares	285,468	856,333
Zhejiang Sanhua Intelligent Controls Co. Ltd., A Shares	215,220	688,647
Zhejiang Shuanghuan Driveline Co. Ltd., A Shares	58,100	222,605
Zhejiang Supor Co. Ltd., A Shares	46,200	333,122
Zhejiang Wanfeng Auto Wheel Co. Ltd., A Shares	238,600	649,926
Zhejiang Weixing New Building Materials Co. Ltd., A Shares	155,300	278,446
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A Shares	54,100	170,270
Zhejiang Zheneng Electric Power Co. Ltd., A Shares	787,700	585,566
Zhengzhou Coal Mining Machinery Group Co. Ltd., A Shares	162,400	279,977
Zheshang Securities Co. Ltd., A Shares	114,500	200,398
ZhongAn Online P&C Insurance Co. Ltd., H Shares *(a)	938,357	1,519,401
Zhongji Innolight Co. Ltd., A Shares	81,060	1,416,812
Zhongjin Gold Corp. Ltd., A Shares	462,100	798,570
Zhongshan Public Utilities Group Co. Ltd., A Shares	180,100	221,318
Zhongsheng Group Holdings Ltd.	761,178	1,498,576
Zhongtai Securities Co. Ltd., A Shares	240,800	231,149
Zhuhai Huafa Properties Co. Ltd., A Shares	209,400	194,076
Zhuzhou CRRC Times Electric Co. Ltd., A Shares	51,276	327,927
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	586,918	2,077,940
Zhuzhou Hongda Electronics Corp. Ltd., A Shares	41,900	188,390
Zhuzhou Kibing Group Co. Ltd., A Shares	203,000	169,666
Zijin Mining Group Co. Ltd., A Shares	1,778,900	3,851,920
Zijin Mining Group Co. Ltd., H Shares	7,309,690	14,034,064
ZJLD Group, Inc. (a)	511,116	465,693
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	494,800	476,334
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (a)	2,000,279	1,339,252
ZTE Corp., A Shares	359,400	1,544,549
ZTE Corp., H Shares	918,730	2,233,793
		2,768,353,604

Colombia 0.1%
Cementos Argos SA	641,106	1,398,949
Ecopetrol SA	4,719,024	1,926,733
Interconexion Electrica SA ESP	634,296	2,417,119
		5,742,801

Czech Republic 0.1%
CEZ AS	188,283	7,569,296
Colt CZ Group SE	14,037	362,709

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Komercni Banka AS	91,122	3,105,103
Moneta Money Bank AS	472,775	2,431,390
		13,468,498

Egypt 0.1%
Commercial International Bank - Egypt (CIB), GDR	2,886,983	4,411,310

Greece 0.6%
Aegean Airlines SA	35,974	360,200
Alpha Services & Holdings SA	2,478,235	3,838,583
Athens International Airport SA	65,139	553,839
Athens Water Supply & Sewage Co. SA	54,749	337,703
Autohellas Tourist & Trading SA	29,230	319,842
Cenergy Holdings SA	42,749	392,818
Ellaktor SA *	129,781	238,510
Eurobank Ergasias Services & Holdings SA, A Shares	3,089,100	6,525,417
FF Group *(b)	50,437	0
GEK TERNA SA *	75,006	1,475,102
Hellenic Telecommunications Organization SA	203,049	3,204,039
Helleniq Energy Holdings SA	123,293	884,859
Holding Co. ADMIE IPTO SA	183,145	457,480
Intrakat Technical & Energy Projects SA *	39,890	203,918
Intralot SA-Integrated Information Systems & Gaming Services *	306,265	295,335
Jumbo SA	136,546	3,559,348
LAMDA Development SA *	122,247	928,354
Metlen Energy & Metals SA	133,197	4,369,606
Motor Oil Hellas Corinth Refineries SA	81,346	1,684,846
National Bank of Greece SA	994,215	6,999,902
OPAP SA	233,581	3,826,447
Optima bank SA	75,678	1,007,132
Piraeus Financial Holdings SA	1,201,015	4,395,396
Piraeus Port Authority SA	7,113	235,525
Public Power Corp. SA	259,973	3,143,982
Quest Holdings SA	39,645	231,977
Sarantis SA	44,221	500,691
Terna Energy SA	63,950	1,343,450
Titan Cement International SA	53,174	2,176,293
Viohalco SA	88,105	481,102
		53,971,696

Hong Kong 0.0%
China Huishan Dairy Holdings Co. Ltd. *(b)	3,872,695	0

Hungary 0.3%
Magyar Telekom Telecommunications PLC	504,725	1,596,889
MOL Hungarian Oil & Gas PLC	583,399	3,986,342
Opus Global Nyrt	489,448	626,915
OTP Bank Nyrt	278,952	15,067,758
Richter Gedeon Nyrt	182,971	4,855,276
		26,133,180

Iceland 0.1%
Alvotech SA *	96,735	1,139,093
Arion Banki Hf.	1,631,369	1,855,782
Eimskipafelag Islands Hf.	169,064	479,266
Festi Hf.	301,147	617,288
Hagar Hf.	1,501,201	1,091,187
Hampidjan Hf. *	203,035	165,291
SECURITY	NUMBER OF SHARES	VALUE ($)
Islandsbanki Hf.	1,731,719	1,567,138
Kvika banki Hf. *	7,075,479	977,170
Marel Hf.	690,581	3,182,470
Reitir fasteignafelag Hf.	937,279	769,853
		11,844,538

India 22.8%
3M India Ltd.	3,880	1,480,678
Aarti Industries Ltd.	266,934	1,416,235
ABB India Ltd.	63,775	5,601,316
ACC Ltd.	95,677	2,516,643
Adani Energy Solutions Ltd. *	454,382	4,519,823
Adani Enterprises Ltd.	377,652	11,008,933
Adani Green Energy Ltd. *	506,135	7,930,200
Adani Ports & Special Economic Zone Ltd.	895,173	12,607,668
Adani Power Ltd. *	1,411,990	9,271,087
Adani Total Gas Ltd.	348,349	3,349,040
Adani Wilmar Ltd. *	212,796	789,899
Aditya Birla Capital Ltd. *	873,134	2,008,091
AIA Engineering Ltd.	48,263	1,998,719
Alkem Laboratories Ltd.	61,436	4,102,544
Ambuja Cements Ltd.	965,086	6,070,603
APL Apollo Tubes Ltd.	230,847	4,142,863
Apollo Hospitals Enterprise Ltd.	121,568	9,825,001
Ashok Leyland Ltd.	1,692,631	4,649,032
Asian Paints Ltd.	541,416	15,888,221
Astral Ltd.	148,308	3,142,689
AU Small Finance Bank Ltd.	430,159	2,969,756
Aurobindo Pharma Ltd.	312,549	4,670,318
Avenue Supermarts Ltd. *	175,531	7,706,257
Axis Bank Ltd.	2,747,090	36,942,685
Bajaj Auto Ltd.	81,435	8,706,366
Bajaj Finance Ltd.	299,169	23,282,754
Bajaj Finserv Ltd.	456,068	8,527,771
Bajaj Holdings & Investment Ltd.	33,184	4,111,170
Balkrishna Industries Ltd.	100,466	3,305,597
Bandhan Bank Ltd.	962,904	1,926,805
Bank of Baroda	1,263,914	3,685,707
Bank of India	1,138,771	1,489,228
Bank of Maharashtra	1,148,975	775,491
Bata India Ltd.	88,787	1,482,493
Bayer CropScience Ltd.	17,863	1,203,385
Berger Paints India Ltd.	339,306	1,982,518
Bharat Dynamics Ltd.	79,514	1,082,191
Bharat Electronics Ltd.	4,332,994	15,794,336
Bharat Forge Ltd.	311,994	4,919,201
Bharat Heavy Electricals Ltd.	1,570,554	4,667,076
Bharat Petroleum Corp. Ltd.	2,449,150	8,466,609
Bharti Airtel Ltd.	3,047,701	58,689,784
Bharti Airtel Ltd. - Partly Paid Shares	195,570	2,814,018
Biocon Ltd.	580,861	2,510,187
Bosch Ltd.	11,012	4,556,981
Britannia Industries Ltd.	142,614	8,339,745
Canara Bank	2,181,871	2,634,113
Castrol India Ltd.	671,095	1,594,259
Central Bank of India Ltd. *	724,070	479,193
CG Power & Industrial Solutions Ltd.	782,698	6,782,912
Cholamandalam Investment & Finance Co. Ltd.	500,913	7,315,136
Cipla Ltd.	651,504	11,827,057
Coal India Ltd.	2,769,498	13,648,167
Cochin Shipyard Ltd.	82,781	1,545,281
Coforge Ltd.	77,623	7,979,310
Colgate-Palmolive India Ltd.	165,112	5,646,788
Container Corp. of India Ltd.	346,814	3,399,954
Coromandel International Ltd.	154,801	3,277,530
Cummins India Ltd.	164,396	6,777,891

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dabur India Ltd.	701,353	4,375,558
Dalmia Bharat Ltd.	101,308	2,182,535
Deepak Nitrite Ltd.	90,833	2,931,779
Divi's Laboratories Ltd.	154,182	11,263,449
Dixon Technologies India Ltd.	43,244	8,090,006
DLF Ltd.	744,895	7,254,894
Dr. Lal PathLabs Ltd.	44,866	1,594,486
Dr. Reddy's Laboratories Ltd.	735,480	10,465,170
Eicher Motors Ltd.	165,545	9,466,557
Emami Ltd.	258,345	2,091,311
Embassy Office Parks REIT	1,044,425	4,591,101
Endurance Technologies Ltd.	29,691	825,095
Escorts Kubota Ltd.	34,521	1,451,948
Exide Industries Ltd.	572,439	3,066,241
Federal Bank Ltd.	2,098,431	5,234,638
FSN E-Commerce Ventures Ltd. *	1,630,533	3,320,260
GAIL India Ltd.	3,260,730	7,697,208
GE Vernova T&D India Ltd.	125,804	2,614,755
General Insurance Corp. of India	232,971	1,101,767
GlaxoSmithKline Pharmaceuticals Ltd.	56,760	1,642,015
Glenmark Pharmaceuticals Ltd.	184,564	3,339,009
GMR Airports Infrastructure Ltd. *	4,270,942	4,205,927
Godrej Consumer Products Ltd.	448,988	6,613,701
Godrej Industries Ltd. *	86,880	1,106,458
Godrej Properties Ltd. *	123,972	4,073,138
Grasim Industries Ltd.	446,881	13,783,850
Gujarat Fluorochemicals Ltd.	47,998	2,247,883
Gujarat Gas Ltd.	262,705	1,491,578
Havells India Ltd.	289,481	5,885,804
HCL Technologies Ltd.	1,278,989	27,973,261
HDFC Asset Management Co. Ltd.	126,667	6,302,525
HDFC Bank Ltd.	6,806,214	144,672,700
HDFC Life Insurance Co. Ltd.	1,202,286	9,359,038
Hero MotoCorp Ltd.	159,560	8,991,841
Hindalco Industries Ltd.	1,659,329	12,886,391
Hindustan Aeronautics Ltd.	225,608	11,953,349
Hindustan Petroleum Corp. Ltd.	1,143,704	5,185,473
Hindustan Unilever Ltd.	1,074,642	31,746,588
Hindustan Zinc Ltd.	431,882	2,579,140
Hitachi Energy India Ltd.	11,113	1,575,426
Honeywell Automation India Ltd.	3,289	1,589,500
Housing & Urban Development Corp. Ltd.	552,169	1,559,277
ICICI Bank Ltd.	4,693,655	72,218,836
ICICI Lombard General Insurance Co. Ltd.	295,821	6,518,329
ICICI Prudential Life Insurance Co. Ltd.	469,045	3,883,809
IDBI Bank Ltd.	687,198	666,815
IDFC First Bank Ltd. *	4,378,647	3,320,665
Indian Bank	315,092	2,141,602
Indian Hotels Co. Ltd.	1,005,211	9,438,101
Indian Oil Corp. Ltd.	4,904,003	8,045,824
Indian Railway Catering & Tourism Corp. Ltd.	364,294	3,517,857
Indian Railway Finance Corp. Ltd.	2,182,504	3,857,392
Indian Renewable Energy Development Agency Ltd. *	793,328	1,926,230
Indraprastha Gas Ltd.	430,957	1,668,056
Indus Towers Ltd. *	1,644,247	6,798,144
Info Edge India Ltd.	97,391	9,515,120
Infosys Ltd.	4,247,202	93,384,786
InterGlobe Aviation Ltd. *	219,379	11,369,010
Ipca Laboratories Ltd.	162,205	2,961,188
IRB Infrastructure Developers Ltd.	3,456,820	2,184,234
ITC Ltd.	3,638,263	20,528,034
Jindal Stainless Ltd.	375,047	3,032,467
Jindal Steel & Power Ltd.	485,828	5,211,815
Jio Financial Services Ltd. *	3,827,933	14,875,238
JSW Energy Ltd.	650,023	5,036,171
SECURITY	NUMBER OF SHARES	VALUE ($)
JSW Infrastructure Ltd.	263,241	970,608
JSW Steel Ltd.	1,234,877	14,117,682
Jubilant Foodworks Ltd.	438,586	3,345,599
Kalyan Jewellers India Ltd.	454,228	3,894,439
Kansai Nerolac Paints Ltd.	269,325	895,506
KEI Industries Ltd.	59,347	3,029,465
Kotak Mahindra Bank Ltd.	836,996	17,486,068
KPIT Technologies Ltd.	193,328	3,131,824
L&T Finance Ltd.	1,003,043	1,691,241
L&T Technology Services Ltd.	34,173	2,137,505
Larsen & Toubro Ltd.	811,938	35,792,200
Laurus Labs Ltd.	429,416	2,882,297
LIC Housing Finance Ltd.	361,522	2,733,142
Linde India Ltd.	26,489	2,169,608
Lloyds Metals & Energy Ltd.	142,046	1,747,495
LTIMindtree Ltd.	111,535	8,147,564
Lupin Ltd.	289,664	7,030,234
Macrotech Developers Ltd.	322,948	4,789,780
Mahindra & Mahindra Financial Services Ltd.	738,757	2,390,357
Mahindra & Mahindra Ltd.	1,102,582	38,704,303
Mangalore Refinery & Petrochemicals Ltd.	263,451	481,903
Mankind Pharma Ltd. *	105,399	3,194,792
Marico Ltd.	626,579	4,782,604
Maruti Suzuki India Ltd.	166,624	21,837,981
Max Financial Services Ltd. *	293,734	3,941,946
Max Healthcare Institute Ltd.	905,096	10,494,759
Mazagon Dock Shipbuilders Ltd.	38,131	2,073,223
Metro Brands Ltd.	58,775	859,440
Motilal Oswal Financial Services Ltd.	157,079	1,708,891
Mphasis Ltd.	134,823	4,746,220
MRF Ltd.	3,250	4,817,571
Muthoot Finance Ltd.	140,733	3,192,949
Nestle India Ltd.	429,681	11,363,660
New India Assurance Co. Ltd.	236,112	543,249
NHPC Ltd.	3,592,671	3,462,723
Nippon Life India Asset Management Ltd.	192,294	1,560,040
NLC India Ltd.	339,614	1,040,390
NMDC Ltd.	1,442,744	3,928,365
NTPC Ltd.	5,731,948	24,668,821
Oberoi Realty Ltd.	145,834	3,464,531
Oil & Natural Gas Corp. Ltd.	4,656,466	14,146,365
Oil India Ltd.	684,985	3,977,143
One 97 Communications Ltd. *	413,113	4,408,771
Oracle Financial Services Software Ltd.	27,725	3,837,852
Page Industries Ltd.	7,325	3,870,277
Patanjali Foods Ltd.	120,165	2,574,489
PB Fintech Ltd. *	379,742	8,511,542
Persistent Systems Ltd.	122,207	8,541,347
Petronet LNG Ltd.	950,105	3,745,491
Phoenix Mills Ltd.	233,632	4,579,529
PI Industries Ltd.	99,682	4,796,156
Pidilite Industries Ltd.	184,566	6,697,531
Piramal Enterprises Ltd.	152,663	2,140,990
Polycab India Ltd.	58,960	5,092,346
Poonawalla Fincorp Ltd.	305,806	1,282,814
Power Finance Corp. Ltd.	1,764,868	10,345,301
Power Grid Corp. of India Ltd.	5,096,346	19,867,584
Prestige Estates Projects Ltd.	153,900	3,006,283
Punjab National Bank	2,694,494	3,345,147
Rail Vikas Nigam Ltd.	687,557	3,546,568
Rajesh Exports Ltd. *	179,196	504,210
RBL Bank Ltd.	526,771	966,185
REC Ltd.	1,506,492	9,495,778
Relaxo Footwears Ltd.	92,000	729,500
Reliance Industries Ltd.	8,025,000	122,726,216

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Samvardhana Motherson International Ltd.	3,235,403	6,220,673
SBI Cards & Payment Services Ltd.	347,651	2,882,546
SBI Life Insurance Co. Ltd.	505,686	8,604,524
Schaeffler India Ltd.	53,540	2,271,084
Shree Cement Ltd.	15,443	4,765,876
Shriram Finance Ltd.	337,111	12,047,366
Siemens Ltd.	107,191	9,591,610
SJVN Ltd.	796,025	1,082,359
Solar Industries India Ltd.	30,109	3,806,089
Sona Blw Precision Forgings Ltd.	502,110	3,990,912
SRF Ltd.	179,380	4,808,447
Star Health & Allied Insurance Co. Ltd. *	298,561	1,659,825
State Bank of India	2,182,368	21,668,389
Steel Authority of India Ltd.	1,715,545	2,377,709
Sun Pharmaceutical Industries Ltd.	1,313,325	27,680,524
Sun TV Network Ltd.	128,684	1,155,009
Sundaram Finance Ltd.	77,244	3,627,795
Supreme Industries Ltd.	78,042	4,295,825
Suzlon Energy Ltd. *	14,217,217	10,596,924
Syngene International Ltd.	187,180	2,084,104
Tata Communications Ltd.	137,526	2,856,599
Tata Consultancy Services Ltd.	1,250,687	63,215,783
Tata Consumer Products Ltd.	763,601	8,663,415
Tata Elxsi Ltd.	41,762	3,296,997
Tata Motors Ltd.	2,551,492	23,748,047
Tata Power Co. Ltd.	1,777,611	8,712,784
Tata Steel Ltd.	10,102,475	17,281,379
Tata Technologies Ltd.	204,226	2,268,339
Tata Teleservices Maharashtra Ltd. *	689,137	642,190
Tech Mahindra Ltd.	737,867	14,952,731
Thermax Ltd.	42,141	2,289,231
Titan Co. Ltd.	495,370	19,047,675
Torrent Pharmaceuticals Ltd.	124,012	4,878,805
Torrent Power Ltd.	262,745	4,697,592
Trent Ltd.	218,334	17,558,967
Tube Investments of India Ltd.	123,544	5,249,830
TVS Motor Co. Ltd.	286,572	8,256,523
UltraTech Cement Ltd.	137,789	18,267,474
Union Bank of India Ltd.	1,784,973	2,569,208
United Breweries Ltd.	90,652	2,092,598
United Spirits Ltd.	361,775	6,546,920
UNO Minda Ltd.	219,734	2,733,794
UPL Ltd.	634,908	4,095,150
Varun Beverages Ltd.	1,408,949	10,358,319
Vedant Fashions Ltd.	70,262	1,192,594
Vedanta Ltd.	1,938,636	10,404,857
Vodafone Idea Ltd. *	25,560,844	2,528,972
Voltas Ltd.	285,652	5,605,958
Whirlpool of India Ltd.	69,178	1,513,796
Wipro Ltd.	1,707,564	11,677,629
Yes Bank Ltd. *	28,416,669	6,712,685
Zee Entertainment Enterprises Ltd.	980,579	1,498,902
Zomato Ltd. *	8,320,811	27,549,508
Zydus Lifesciences Ltd.	313,579	3,584,794
		2,086,071,683

Indonesia 1.8%
Alamtri Resources Indonesia Tbk. PT	13,394,416	1,758,308
Amman Mineral Internasional PT *	15,133,332	8,595,771
Astra International Tbk. PT	23,963,829	7,713,192
Avia Avian Tbk. PT	23,369,587	619,453
Bank Central Asia Tbk. PT	66,832,520	42,178,933
Bank Mandiri Persero Tbk. PT	53,332,098	20,700,057
Bank Negara Indonesia Persero Tbk. PT	18,125,970	5,696,897
Bank Rakyat Indonesia Persero Tbk. PT	84,107,809	22,559,684
Bank Syariah Indonesia Tbk. PT	4,899,779	896,772
Barito Pacific Tbk. PT	29,982,150	1,617,844
SECURITY	NUMBER OF SHARES	VALUE ($)
Bukit Asam Tbk. PT	5,655,308	963,669
Bumi Serpong Damai Tbk. PT *	11,267,678	711,119
Charoen Pokphand Indonesia Tbk. PT	9,087,216	2,678,277
Dayamitra Telekomunikasi PT	27,708,630	1,084,213
Elang Mahkota Teknologi Tbk. PT	37,594,839	1,153,114
GoTo Gojek Tokopedia Tbk. PT *	1,184,677,650	5,308,432
Gudang Garam Tbk. PT *	606,177	490,642
Indah Kiat Pulp & Paper Tbk. PT	3,334,493	1,525,723
Indocement Tunggal Prakarsa Tbk. PT	1,921,881	830,854
Indofood CBP Sukses Makmur Tbk. PT	2,764,524	2,076,228
Indofood Sukses Makmur Tbk. PT	5,523,756	2,632,020
Indosat Tbk. PT	7,407,468	1,121,989
Jasa Marga Persero Tbk. PT	2,805,722	787,975
Kalbe Farma Tbk. PT	23,662,138	2,240,026
Mayora Indah Tbk. PT	4,390,455	748,137
Merdeka Copper Gold Tbk. PT *	18,701,822	2,171,748
Perusahaan Gas Negara Tbk. PT	13,709,857	1,315,177
Petrindo Jaya Kreasi Tbk. PT *	1,798,736	760,589
Sarana Menara Nusantara Tbk. PT	25,159,670	1,119,442
Semen Indonesia Persero Tbk. PT	3,753,024	829,005
Sumber Alfaria Trijaya Tbk. PT	23,626,624	4,249,661
Telkom Indonesia Persero Tbk. PT, Class B	54,440,915	9,311,132
Tower Bersama Infrastructure Tbk. PT	5,783,272	719,031
Trimegah Bangun Persada Tbk. PT	4,551,136	238,400
Unilever Indonesia Tbk. PT	7,483,381	880,814
United Tractors Tbk. PT	1,752,046	2,960,620
Vale Indonesia Tbk. PT *	1,758,535	399,541
XL Axiata Tbk. PT	5,079,379	711,658
		162,356,147

Kuwait 0.8%
Agility Public Warehousing Co. KSC	1,908,182	1,650,655
Boubyan Bank KSCP	1,671,130	2,972,709
Burgan Bank SAK	1,429,888	846,308
Gulf Bank KSCP	2,620,862	2,718,878
Kuwait Finance House KSCP	13,664,159	32,793,981
Mabanee Co. KPSC	907,292	2,416,495
Mobile Telecommunications Co. KSCP	2,822,996	4,232,199
National Bank of Kuwait SAKP	9,587,674	27,126,102
		74,757,327

Malaysia 1.9%
Alliance Bank Malaysia Bhd.	1,524,480	1,683,959
AMMB Holdings Bhd.	3,231,072	3,917,993
Axiata Group Bhd.	5,716,677	3,009,454
CELCOMDIGI Bhd.	5,191,214	4,181,000
CIMB Group Holdings Bhd.	10,020,352	18,597,954
Dialog Group Bhd.	5,136,200	2,137,676
Fraser & Neave Holdings Bhd.	203,600	1,265,114
Gamuda Bhd.	3,136,755	6,280,567
Genting Bhd.	2,288,800	1,925,784
Genting Malaysia Bhd.	3,549,020	1,724,608
Hartalega Holdings Bhd.	2,229,300	1,765,385
Hong Leong Bank Bhd.	749,307	3,486,090
Hong Leong Financial Group Bhd.	335,400	1,392,910
IHH Healthcare Bhd.	3,595,900	5,873,168
IJM Corp. Bhd.	4,071,236	2,729,423
IOI Corp. Bhd.	3,466,492	2,963,480
Kuala Lumpur Kepong Bhd.	663,161	3,112,157
Malayan Banking Bhd.	9,116,918	20,920,712
Malaysia Airports Holdings Bhd.	1,408,184	3,358,099
Maxis Bhd.	3,499,424	2,731,834
MISC Bhd.	2,382,200	3,885,478
Mr. DIY Group M Bhd.	5,094,100	2,074,313
Nestle Malaysia Bhd.	80,171	1,744,102
Petronas Chemicals Group Bhd.	3,663,100	3,840,280

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Petronas Dagangan Bhd.	397,900	1,754,520
Petronas Gas Bhd.	1,107,636	4,445,495
PPB Group Bhd.	860,277	2,539,220
Press Metal Aluminium Holdings Bhd.	4,207,564	4,392,148
Public Bank Bhd.	18,070,470	18,172,104
QL Resources Bhd.	2,183,175	2,391,915
RHB Bank Bhd.	2,414,239	3,671,599
SD Guthrie Bhd.	4,741,708	5,131,072
Sime Darby Bhd.	4,673,900	2,397,411
Telekom Malaysia Bhd.	1,517,134	2,167,334
Tenaga Nasional Bhd.	5,493,474	16,882,082
Top Glove Corp. Bhd. *	6,926,400	1,823,147
YTL Corp. Bhd.	6,075,236	2,842,855
YTL Power International Bhd.	3,147,700	2,407,690
		175,620,132

Mexico 2.1%
Alfa SAB de CV, A Shares	5,253,101	4,011,327
Alpek SAB de CV	525,652	359,879
Alsea SAB de CV	592,508	1,317,854
America Movil SAB de CV, Series B	26,978,575	20,254,905
Arca Continental SAB de CV	511,945	4,347,451
Banco del Bajio SA	871,281	1,820,491
Becle SAB de CV	720,297	931,170
Cemex SAB de CV, Series CPO	17,937,726	9,863,580
Coca-Cola Femsa SAB de CV	636,127	5,057,240
Concentradora Fibra Danhos SA de CV	364,090	391,605
Corp. Inmobiliaria Vesta SAB de CV	978,499	2,336,728
El Puerto de Liverpool SAB de CV, Series C1	261,884	1,317,887
Fibra Uno Administracion SA de CV	3,359,307	3,520,316
Fomento Economico Mexicano SAB de CV	2,176,064	19,210,674
GCC SAB de CV	206,337	1,843,681
Gentera SAB de CV	963,629	1,227,665
Gruma SAB de CV, B Shares	218,704	3,723,981
Grupo Aeroportuario del Centro Norte SAB de CV	340,500	2,659,930
Grupo Aeroportuario del Pacifico SAB de CV, B Shares *	479,837	8,889,265
Grupo Aeroportuario del Sureste SAB de CV, B Shares	242,044	6,201,818
Grupo Bimbo SAB de CV, Series A	2,602,259	7,677,428
Grupo Carso SAB de CV, Series A1	572,453	3,439,409
Grupo Comercial Chedraui SA de CV	329,008	2,154,248
Grupo Elektra SAB de CV (b)	77,024	2,119,673
Grupo Financiero Banorte SAB de CV, O Shares	3,502,364	23,395,771
Grupo Financiero Inbursa SAB de CV, O Shares *	2,438,556	5,777,713
Grupo Mexico SAB de CV, Series B	3,797,205	18,420,915
Grupo Televisa SAB, Series CPO	2,973,515	1,166,861
Industrias Penoles SAB de CV *	148,906	2,154,466
Kimberly-Clark de Mexico SAB de CV, A Shares	1,166,648	1,574,419
Megacable Holdings SAB de CV, Series CPO	365,886	702,189
Operadora De Sites Mexicanos SAB de CV, Class A-1	1,690,664	1,129,112
Orbia Advance Corp. SAB de CV	1,186,726	1,071,387
Prologis Property Mexico SA de CV	1,002,208	2,985,006
Promotora y Operadora de Infraestructura SAB de CV	288,846	2,781,100
Qualitas Controladora SAB de CV	212,058	1,606,110
SECURITY	NUMBER OF SHARES	VALUE ($)
Regional SAB de CV	298,999	1,669,666
Wal-Mart de Mexico SAB de CV	6,146,678	16,353,519
		195,466,439

Philippines 0.6%
ACEN Corp.	11,551,502	784,088
Ayala Corp.	391,982	4,091,293
Ayala Land, Inc.	9,017,846	4,398,574
Bank of the Philippine Islands	2,531,898	5,553,033
BDO Unibank, Inc.	2,793,193	7,359,910
Bloomberry Resorts Corp. *	4,412,525	412,393
Converge Information & Communications Technology Solutions, Inc.	3,102,675	867,807
DMCI Holdings, Inc.	5,482,791	996,786
Globe Telecom, Inc.	40,978	1,467,618
GT Capital Holdings, Inc.	126,376	1,411,721
International Container Terminal Services, Inc.	1,334,766	8,422,673
JG Summit Holdings, Inc.	3,807,828	1,431,954
Jollibee Foods Corp.	531,115	2,336,960
LT Group, Inc.	4,156,420	720,205
Manila Electric Co.	348,123	2,843,880
Megaworld Corp.	14,426,728	501,928
Metropolitan Bank & Trust Co.	2,063,236	2,683,069
Monde Nissin Corp.	9,396,773	1,483,996
PLDT, Inc.	107,960	2,388,064
Puregold Price Club, Inc.	1,172,861	612,084
Semirara Mining & Power Corp.	1,618,968	886,312
SM Prime Holdings, Inc.	12,496,580	5,626,498
Universal Robina Corp.	961,940	1,295,219
		58,576,065

Qatar 0.9%
Barwa Real Estate Co.	2,754,155	2,096,062
Commercial Bank PSQC	3,988,801	4,600,103
Dukhan Bank	1,838,660	1,792,706
Ezdan Holding Group QSC *	2,053,815	659,973
Industries Qatar QSC	1,840,291	6,560,554
Masraf Al Rayan QSC	7,211,504	4,763,435
Mesaieed Petrochemical Holding Co.	7,031,662	2,958,667
Ooredoo QPSC	1,102,681	3,585,757
Qatar Aluminum Manufacturing Co.	2,683,336	933,014
Qatar Electricity & Water Co. QSC	649,405	2,828,773
Qatar Fuel QSC	778,057	3,164,797
Qatar Gas Transport Co. Ltd.	3,234,723	3,706,472
Qatar International Islamic Bank QSC	1,555,136	4,531,720
Qatar Islamic Bank QPSC	2,068,986	11,887,720
Qatar National Bank QPSC	5,376,107	25,248,951
Qatar Navigation QSC	1,215,268	3,644,803
Vodafone Qatar QSC	1,392,532	702,959
		83,666,466

Russia 0.0%
Gazprom PJSC *(b)(c)	127,160	0
Sberbank of Russia PJSC *(b)(c)	107,550	0
		0

Saudi Arabia 4.3%
Abdullah Al Othaim Markets Co.	576,142	1,686,913
ACWA Power Co.	260,080	25,212,578
Ades Holding Co.	518,296	2,469,456
Advanced Petrochemical Co. *	149,469	1,350,707
Al Rajhi Bank	2,376,866	57,635,948
Al Rajhi Co. for Co-operative Insurance *	57,381	2,544,565

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Aldrees Petroleum & Transport Services Co.	59,163	1,826,748
Alinma Bank	1,526,806	11,297,934
Almarai Co. JSC	300,247	4,467,462
Arab National Bank	1,091,386	5,548,583
Arabian Centres Co.	208,250	1,103,084
Arabian Contracting Services Co. *	18,323	785,223
Arabian Drilling Co.	34,137	1,019,503
Arabian Internet & Communications Services Co.	30,361	2,227,233
Astra Industrial Group Co.	47,141	2,072,904
Bank AlBilad	748,973	6,987,544
Bank Al-Jazira *	604,952	2,576,388
Banque Saudi Fransi	716,230	5,852,767
BinDawood Holding Co.	400,730	700,789
Bupa Arabia for Cooperative Insurance Co.	89,615	4,412,887
Catrion Catering Holding Co.	52,683	1,752,875
Co. for Cooperative Insurance	92,729	3,258,066
Dallah Healthcare Co.	48,900	1,975,836
Dar Al Arkan Real Estate Development Co. *	659,813	2,774,906
Dr. Sulaiman Al Habib Medical Services Group Co.	102,945	7,349,104
Elm Co.	31,299	9,025,882
Emaar Economic City *	489,655	1,033,555
Etihad Etisalat Co.	447,672	6,577,629
Jamjoom Pharmaceuticals Factory Co.	29,589	1,238,093
Jarir Marketing Co.	714,012	2,413,679
Leejam Sports Co. JSC	31,324	1,517,466
Mobile Telecommunications Co. Saudi Arabia	518,103	1,425,959
Mouwasat Medical Services Co.	117,824	2,857,081
Nahdi Medical Co.	65,315	2,044,516
National Industrialization Co., Class C *	396,791	1,092,076
Power & Water Utility Co. for Jubail & Yanbu	89,322	1,340,936
Qassim Cement Co.	57,189	812,876
Rabigh Refining & Petrochemical Co. *	580,653	1,273,545
Riyad Bank	1,763,981	12,325,189
Riyadh Cables Group Co.	71,639	2,456,042
SABIC Agri-Nutrients Co.	281,120	8,290,904
Sahara International Petrochemical Co.	426,672	2,757,485
SAL Saudi Logistics Services	29,366	2,016,670
Saudi Arabian Mining Co. *	1,449,606	19,948,529
Saudi Arabian Oil Co.	5,455,916	39,863,955
Saudi Aramco Base Oil Co.	49,163	1,442,083
Saudi Awwal Bank	1,145,163	9,464,535
Saudi Basic Industries Corp.	1,079,178	19,791,680
Saudi Cement Co.	100,021	1,094,217
Saudi Electricity Co.	993,381	4,394,579
Saudi Ground Services Co.	103,301	1,352,820
Saudi Industrial Investment Group	445,816	2,038,681
Saudi Investment Bank	809,210	3,015,502
Saudi Kayan Petrochemical Co. *	916,253	1,695,003
Saudi National Bank	3,513,039	30,343,665
Saudi Research & Media Group *	45,700	3,138,385
Saudi Tadawul Group Holding Co.	59,590	3,422,908
Saudi Telecom Co.	2,272,757	24,077,225
Saudia Dairy & Foodstuff Co.	20,756	1,862,952
Savola Group *	658,341	4,247,700
Seera Group Holding *	169,809	1,080,262
United Electronics Co.	46,572	1,227,243
Yamama Cement Co.	129,373	1,076,128
Yanbu National Petrochemical Co.	326,643	3,243,042
		397,210,680

SECURITY	NUMBER OF SHARES	VALUE ($)
South Africa 3.4%
Absa Group Ltd.	991,815	9,471,349
African Rainbow Minerals Ltd.	115,832	1,019,700
Anglo American Platinum Ltd.	85,386	2,806,707
Anglogold Ashanti PLC	604,785	15,139,923
Aspen Pharmacare Holdings Ltd.	464,637	4,260,861
Bid Corp. Ltd.	404,348	9,876,265
Bidvest Group Ltd.	402,079	6,145,457
Capitec Bank Holdings Ltd.	102,956	18,587,395
Clicks Group Ltd.	294,501	6,405,616
Discovery Ltd.	613,251	6,541,683
Exxaro Resources Ltd.	241,151	2,228,381
FirstRand Ltd.	5,982,360	25,481,020
Foschini Group Ltd.	386,496	3,647,200
Gold Fields Ltd.	1,066,928	15,128,804
Growthpoint Properties Ltd.	3,945,218	2,837,084
Harmony Gold Mining Co. Ltd.	695,579	6,353,638
Impala Platinum Holdings Ltd. *	981,548	5,541,932
Investec Ltd.	319,767	2,275,256
Kumba Iron Ore Ltd.	70,243	1,293,237
Mr. Price Group Ltd.	317,301	5,055,913
MTN Group Ltd.	2,156,533	9,639,110
MultiChoice Group *	349,973	2,078,865
Naspers Ltd., N Shares	212,541	47,864,745
Nedbank Group Ltd.	559,485	8,944,327
NEPI Rockcastle NV *	769,237	5,951,619
Northam Platinum Holdings Ltd.	420,953	2,621,205
Old Mutual Ltd. (a)	5,991,679	4,209,226
OUTsurance Group Ltd.	1,152,303	4,124,082
Pepkor Holdings Ltd.	3,082,186	4,560,893
Reinet Investments SCA	175,185	4,651,040
Remgro Ltd.	551,796	4,602,844
Sanlam Ltd.	2,095,241	10,218,849
Santam Ltd.	67,084	1,400,896
Sasol Ltd.	688,727	3,350,270
Shoprite Holdings Ltd.	556,700	9,115,842
Sibanye Stillwater Ltd. *	3,437,401	3,402,435
Standard Bank Group Ltd.	1,608,586	21,094,283
Tiger Brands Ltd.	197,498	2,762,539
Vodacom Group Ltd. (a)	701,276	3,933,474
Woolworths Holdings Ltd.	1,049,861	3,652,246
		308,276,211

Taiwan 19.8%
Accton Technology Corp.	644,000	13,025,521
Acer, Inc.	3,457,086	4,028,283
Advanced Energy Solution Holding Co. Ltd.	31,000	839,824
Advantech Co. Ltd.	575,911	5,948,285
Airtac International Group	160,920	3,913,641
Alchip Technologies Ltd.	92,000	6,273,435
ASE Technology Holding Co. Ltd.	4,079,120	19,024,926
Asia Cement Corp.	2,931,061	3,794,327
Asia Vital Components Co. Ltd.	348,000	6,888,649
ASMedia Technology, Inc.	48,445	2,408,604
ASPEED Technology, Inc.	37,800	4,753,656
Asustek Computer, Inc.	846,621	15,325,344
AUO Corp. *	8,625,224	4,142,274
Capital Securities Corp.	2,221,644	1,562,804
Catcher Technology Co. Ltd.	716,224	4,332,667
Cathay Financial Holding Co. Ltd.	11,002,905	22,254,436
Chailease Holding Co. Ltd.	1,748,045	6,376,977
Chang Hwa Commercial Bank Ltd.	9,013,110	4,883,500
Cheng Shin Rubber Industry Co. Ltd.	2,184,277	3,402,531
Chicony Electronics Co. Ltd.	719,984	3,479,897
China Airlines Ltd.	3,476,872	2,665,213
China Motor Corp.	314,600	816,451

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Steel Corp.	13,478,956	8,797,028
Chunghwa Telecom Co. Ltd.	4,623,310	17,506,607
Compal Electronics, Inc.	4,981,535	5,651,250
CTBC Financial Holding Co. Ltd.	19,806,792	22,804,976
Delta Electronics, Inc.	2,609,148	30,603,251
E Ink Holdings, Inc.	968,000	8,373,857
E.Sun Financial Holding Co. Ltd.	18,420,553	15,311,238
Eclat Textile Co. Ltd.	239,510	3,907,899
Elite Material Co. Ltd.	362,000	5,221,100
eMemory Technology, Inc.	80,000	7,179,140
Ennostar, Inc. *	998,914	1,362,309
Eternal Materials Co. Ltd.	1,308,352	1,200,286
Eva Airways Corp.	3,199,374	4,092,417
Evergreen Marine Corp. Taiwan Ltd.	1,240,088	8,284,305
Far Eastern International Bank	3,210,500	1,339,232
Far Eastern New Century Corp.	3,335,799	3,429,969
Far EasTone Telecommunications Co. Ltd.	2,126,509	5,885,329
Feng TAY Enterprise Co. Ltd.	629,694	2,539,480
First Financial Holding Co. Ltd.	13,587,747	11,377,850
Formosa Chemicals & Fibre Corp.	4,080,008	4,251,709
Formosa Petrochemical Corp.	1,590,660	2,002,832
Formosa Plastics Corp.	4,462,560	5,680,721
Formosa Sumco Technology Corp.	66,000	229,597
Formosa Taffeta Co. Ltd.	1,394,132	869,106
Fortune Electric Co. Ltd.	151,000	2,556,722
Foxconn Technology Co. Ltd.	1,318,355	3,263,114
Fubon Financial Holding Co. Ltd.	9,780,897	26,497,520
Genius Electronic Optical Co. Ltd.	109,000	1,494,920
Giant Manufacturing Co. Ltd.	382,096	1,787,969
Gigabyte Technology Co. Ltd.	605,000	5,056,722
Global Unichip Corp.	105,000	3,846,627
Globalwafers Co. Ltd.	294,451	3,716,557
Hiwin Technologies Corp.	323,445	2,305,129
Hon Hai Precision Industry Co. Ltd.	14,430,092	86,847,982
Hotai Motor Co. Ltd.	392,600	7,421,002
HTC Corp. *	847,778	1,177,071
Hua Nan Financial Holdings Co. Ltd., Class C	12,553,709	10,067,547
Innolux Corp.	9,173,381	4,278,445
International Games System Co. Ltd.	241,000	7,122,495
Inventec Corp.	3,092,043	4,664,289
Jentech Precision Industrial Co. Ltd.	124,000	5,287,073
KGI Financial Holding Co. Ltd.	18,990,308	10,055,515
King Yuan Electronics Co. Ltd.	1,330,000	5,179,478
Largan Precision Co. Ltd.	125,456	9,404,469
Lite-On Technology Corp., ADR	2,445,866	7,830,867
Lotes Co. Ltd.	84,000	4,628,883
MediaTek, Inc.	1,784,713	68,953,447
Mega Financial Holding Co. Ltd.	14,432,508	17,661,306
Micro-Star International Co. Ltd.	834,095	4,390,920
momo.com, Inc.	91,547	1,024,454
Nan Ya Plastics Corp.	6,165,816	7,345,906
Nan Ya Printed Circuit Board Corp.	258,000	925,315
Nanya Technology Corp. *	1,383,000	1,424,171
Nien Made Enterprise Co. Ltd.	184,752	2,275,061
Novatek Microelectronics Corp.	705,608	10,513,631
Oneness Biotech Co. Ltd. *	454,087	1,495,777
Parade Technologies Ltd.	88,100	1,884,971
Pegatron Corp.	2,463,657	7,152,137
PharmaEssentia Corp. *	309,000	5,526,860
Pou Chen Corp.	2,767,792	3,476,462
Powerchip Semiconductor Manufacturing Corp. *	3,652,000	1,905,655
Powertech Technology, Inc.	826,000	3,115,014
President Chain Store Corp.	688,400	5,732,605
Quanta Computer, Inc.	3,216,057	28,811,150
Realtek Semiconductor Corp.	575,336	8,430,870
Ruentex Development Co. Ltd.	1,835,350	2,531,283
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Commercial & Savings Bank Ltd.	4,465,151	5,395,351
Shihlin Electric & Engineering Corp.	353,000	2,157,144
Shin Kong Financial Holding Co. Ltd. *	19,011,575	6,759,957
Silergy Corp.	397,000	5,151,479
Sino-American Silicon Products, Inc.	623,000	2,944,017
SinoPac Financial Holdings Co. Ltd.	14,494,933	10,374,879
Synnex Technology International Corp.	1,690,956	3,935,482
Taishin Financial Holding Co. Ltd.	15,131,475	7,965,650
Taiwan Business Bank	8,328,508	3,794,659
Taiwan Cooperative Financial Holding Co. Ltd.	13,382,567	10,258,471
Taiwan Fertilizer Co. Ltd.	907,508	1,561,731
Taiwan Glass Industry Corp. *	1,631,311	1,014,453
Taiwan High Speed Rail Corp.	2,652,000	2,306,406
Taiwan Mobile Co. Ltd.	1,847,524	6,427,061
Taiwan Secom Co. Ltd.	387,000	1,530,939
Taiwan Semiconductor Manufacturing Co. Ltd.	29,076,500	891,549,242
Tatung Co. Ltd. *	2,604,000	3,795,813
TCC Group Holdings Co. Ltd.	8,009,872	8,260,651
Teco Electric & Machinery Co. Ltd.	1,486,000	2,429,166
Transcend Information, Inc.	297,000	836,607
U-Ming Marine Transport Corp.	572,000	1,049,509
Unimicron Technology Corp.	1,593,348	7,308,711
Uni-President Enterprises Corp.	5,717,676	14,873,738
United Microelectronics Corp.	14,324,850	19,205,345
Vanguard International Semiconductor Corp.	1,199,580	3,305,188
Voltronic Power Technology Corp.	77,000	4,361,666
Walsin Lihwa Corp.	3,276,814	2,632,911
Walsin Technology Corp.	380,000	1,101,992
Wan Hai Lines Ltd.	1,157,910	2,958,672
Win Semiconductors Corp. *	500,000	1,777,853
Winbond Electronics Corp. *	4,038,703	1,995,542
Wistron Corp.	3,312,080	11,572,856
Wiwynn Corp.	107,000	6,373,949
WPG Holdings Ltd.	1,686,000	3,654,047
Yageo Corp.	568,941	9,002,730
Yang Ming Marine Transport Corp.	2,113,000	4,761,617
Yuanta Financial Holding Co. Ltd.	14,708,042	15,055,333
Yulon Motor Co. Ltd.	722,408	1,240,968
Yulon Nissan Motor Co. Ltd.	26,000	72,998
Zhen Ding Technology Holding Ltd.	775,000	2,731,814
		1,810,596,721

Thailand 2.0%
Advanced Info Service PCL NVDR	1,403,200	11,660,092
Airports of Thailand PCL NVDR	5,027,700	8,905,395
Asset World Corp. PCL NVDR	12,572,700	1,305,017
B Grimm Power PCL NVDR	1,649,600	1,010,033
Bangkok Bank PCL NVDR	772,800	3,368,572
Bangkok Dusit Medical Services PCL NVDR	12,759,100	9,393,317
Bangkok Expressway & Metro PCL NVDR	10,439,390	2,221,956
Banpu PCL NVDR	9,175,133	1,524,842
Berli Jucker PCL NVDR	1,853,550	1,275,422
BTS Group Holdings PCL NVDR *	13,277,400	2,148,541
Bumrungrad Hospital PCL NVDR	652,500	3,957,140
Carabao Group PCL NVDR	614,100	1,374,216
Central Pattana PCL NVDR	3,980,800	6,964,006
Central Retail Corp. PCL NVDR	3,807,800	3,719,259
Charoen Pokphand Foods PCL NVDR	4,932,500	3,437,182
CP ALL PCL NVDR	7,183,800	12,829,149
CP Axtra PCL NVDR	2,089,710	2,117,280
Delta Electronics Thailand PCL NVDR	3,290,210	14,437,688

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Digital Telecommunications Infrastructure Fund, Class F	4,614,300	1,183,930
Electricity Generating PCL NVDR	339,800	1,178,984
Energy Absolute PCL NVDR	2,197,751	406,902
Global Power Synergy PCL NVDR	631,068	800,392
Gulf Energy Development PCL NVDR	3,458,959	6,101,524
Home Product Center PCL NVDR	7,457,019	2,054,635
Indorama Ventures PCL NVDR	1,832,300	1,335,593
Intouch Holdings PCL NVDR	1,081,809	2,996,482
IRPC PCL NVDR	21,155,200	851,204
Kasikornbank PCL NVDR	2,206,869	9,683,907
Krung Thai Bank PCL NVDR	7,575,600	4,417,581
Krungthai Card PCL NVDR	1,519,900	2,071,735
Land & Houses PCL NVDR	10,825,700	1,704,462
Minor International PCL NVDR	4,610,880	3,596,211
Muangthai Capital PCL NVDR	926,915	1,331,017
Osotspa PCL NVDR	2,298,963	1,447,849
PTT Exploration & Production PCL NVDR	1,669,704	6,207,078
PTT Global Chemical PCL NVDR	2,123,214	1,563,121
PTT Oil & Retail Business PCL NVDR	2,697,900	1,109,130
PTT PCL NVDR	17,030,200	16,013,527
Ratch Group PCL NVDR	931,050	834,749
SCB X PCL NVDR	2,162,600	7,219,701
SCG Packaging PCL NVDR	1,102,400	687,845
Siam Cement PCL NVDR	834,600	4,465,314
Siam City Cement PCL NVDR	115,100	541,983
Srisawad Corp. PCL NVDR	937,750	1,114,172
Thai Life Insurance PCL NVDR	4,677,400	1,445,599
Thai Oil PCL NVDR	1,640,826	1,805,997
Thai Union Group PCL NVDR	3,061,500	1,222,904
TMBThanachart Bank PCL NVDR	53,330,318	2,736,682
True Corp. PCL NVDR *	11,355,270	3,675,005
		183,454,322

Turkey 1.2%
AG Anadolu Grubu Holding AS	136,876	1,283,971
Agrotech Yueksek Teknoloji VE Yatirim AS *	491,782	197,141
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,198,350	697,609
Akbank TAS	3,774,902	6,619,772
Akcansa Cimento AS	76,588	363,522
Akfen Yenilenebilir Enerji AS *	478,150	255,201
Aksa Akrilik Kimya Sanayii AS	1,845,828	523,435
Aksa Enerji Uretim AS	276,693	283,555
Alarko Holding AS	174,690	485,061
Alfa Solar Enerji Sanayi VE Ticaret AS	133,632	194,289
Anadolu Anonim Turk Sigorta Sirketi *	223,833	606,035
Anadolu Efes Biracilik Ve Malt Sanayii AS	190,607	1,096,418
Anadolu Hayat Emeklilik AS	80,799	226,334
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	59,920	114,316
Arcelik AS *	227,605	937,326
Aselsan Elektronik Sanayi Ve Ticaret AS	1,378,520	2,759,066
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	294,170	802,833
Aygaz AS	71,127	362,814
Baticim Bati Anadolu Cimento Sanayii AS *	100,153	441,315
BIM Birlesik Magazalar AS	539,859	7,366,770
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS *	46,024	600,509
Borusan Yatirim ve Pazarlama AS	6,642	425,898
Can2 Termik AS *	4,205,475	183,007
Cimsa Cimento Sanayi VE Ticaret AS	501,549	585,390
SECURITY	NUMBER OF SHARES	VALUE ($)
Coca-Cola Icecek AS	895,202	1,372,491
CW Enerji Muhendislik Ticaret VE Sanayi AS	25,731	154,314
Dogan Sirketler Grubu Holding AS	1,693,508	685,222
Dogus Otomotiv Servis ve Ticaret AS	80,130	494,181
EGE Endustri VE Ticaret AS	1,579	483,945
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	222,904	305,903
Emlak Konut Gayrimenkul Yatirim Ortakligi AS *	2,443,045	891,337
Enerjisa Enerji AS	276,131	497,361
Enerya Enerji AS	51,217	402,952
Enka Insaat ve Sanayi AS	2,154,445	3,256,550
Eregli Demir ve Celik Fabrikalari TAS	4,219,114	3,134,592
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS *	170,325	172,880
Ford Otomotiv Sanayi AS	85,438	2,380,972
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	139,947	435,979
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS *	161,928	216,996
Gubre Fabrikalari TAS *	107,915	774,387
Haci Omer Sabanci Holding AS	1,570,252	4,095,385
Hektas Ticaret TAS *	4,125,565	488,655
Investco Holding AS *	53,443	512,875
Is Gayrimenkul Yatirim Ortakligi AS *	588,166	336,293
Is Yatirim Menkul Degerler AS, Class A	685,429	804,354
Iskenderun Demir ve Celik AS	175,892	194,954
Izdemir Enerji Elektrik Uretim AS *	775,259	109,029
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	92,726	90,483
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	1,066,076	843,042
Kayseri Seker Fabrikasi AS *	584,177	333,676
Kiler Holding AS *	720,326	615,296
Kimteks Poliuretan Sanayi VE Ticaret AS	155,680	84,347
KOC Holding AS	1,013,881	5,858,388
Kocaer Celik Sanayi Ve Ticaret AS	322,748	132,542
Kontrolmatik Enerji Ve Muhendislik AS	368,377	509,790
Konya Cimento Sanayii AS *	1,163	236,039
Kordsa Teknik Tekstil AS *	69,965	144,670
Koza Altin Isletmeleri AS *	1,277,600	836,527
Koza Anadolu Metal Madencilik Isletmeleri AS *	249,117	505,779
Margun Enerji Uretim Sanayi VE Ticaret AS *	448,625	246,295
Mavi Giyim Sanayi Ve Ticaret AS, Class B	324,710	774,356
MIA Teknoloji AS *	226,487	287,714
Migros Ticaret AS	123,651	1,722,052
MLP Saglik Hizmetleri AS *	113,834	1,312,226
Nuh Cimento Sanayi AS	74,446	685,471
ODAS Elektrik Uretim ve Sanayi Ticaret AS *	1,605,033	284,470
Otokar Otomotiv Ve Savunma Sanayi AS	47,834	653,764
Oyak Cimento Fabrikalari AS *	391,181	816,193
Oyak Yatirim Menkul Degerler AS *	151,422	151,861
Pegasus Hava Tasimaciligi AS *	268,264	1,683,825
Petkim Petrokimya Holding AS *	1,686,797	891,536
Politeknik Metal Sanayi ve Ticaret AS *	633	133,944
Reeder Teknoloji Sanayi VE Ticaret AS *	249,207	106,148
Reysas Tasimacilik ve Lojistik Ticaret AS *	913,871	466,423
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	578,276	318,806
Sasa Polyester Sanayi AS *	12,811,464	1,495,308
Selcuk Ecza Deposu Ticaret ve Sanayi AS	197,176	458,000

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS *	205,097	231,934
Sok Marketler Ticaret AS	344,442	407,380
TAB Gida Sanayi Ve Ticaret AS, Class A	30,154	122,443
TAV Havalimanlari Holding AS *	219,754	1,736,842
Tekfen Holding AS *	232,333	549,037
Tofas Turk Otomobil Fabrikasi AS	164,723	939,932
Turk Hava Yollari AO *	688,219	5,652,601
Turk Telekomunikasyon AS *	678,321	900,010
Turk Traktor ve Ziraat Makineleri AS	34,134	765,321
Turkcell Iletisim Hizmetleri AS	1,434,253	3,742,752
Turkiye Garanti Bankasi AS	759,562	2,637,710
Turkiye Halk Bankasi AS *	824,964	386,336
Turkiye Is Bankasi AS, Class C	9,569,030	3,758,725
Turkiye Petrol Rafinerileri AS	1,079,859	4,580,909
Turkiye Sigorta AS	904,329	342,451
Turkiye Sinai Kalkinma Bankasi AS *	1,659,659	606,478
Turkiye Sise ve Cam Fabrikalari AS	1,724,027	2,015,203
Turkiye Vakiflar Bankasi TAO, Class D *	769,061	513,749
Ulker Biskuvi Sanayi AS *	189,505	612,214
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	90,580	227,497
Vestel Beyaz Esya Sanayi ve Ticaret AS	497,363	244,528
Vestel Elektronik Sanayi ve Ticaret AS *	186,387	342,968
Yapi ve Kredi Bankasi AS	3,967,411	3,388,927
Yayla Agro Gida Sanayi VE Nakliyat AS *	204,675	63,173
YEO Teknoloji Enerji VE Endustri AS *	105,889	169,974
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,202,287	456,321
Zorlu Enerji Elektrik Uretim AS *	1,172,054	143,216
		107,830,796

United Arab Emirates 1.7%
Abu Dhabi Commercial Bank PJSC	3,551,460	9,688,305
Abu Dhabi Islamic Bank PJSC	1,807,030	6,425,127
Abu Dhabi National Oil Co. for Distribution PJSC	3,321,398	3,119,703
Abu Dhabi Ports Co. PJSC *	1,049,247	1,416,878
ADNOC Drilling Co. PJSC	2,943,071	4,238,670
ADNOC Logistics & Services	1,904,162	2,851,279
Agility Global PLC	3,463,204	1,301,159
Air Arabia PJSC	3,091,681	2,516,744
Aldar Properties PJSC	4,457,833	9,138,858
Alpha Dhabi Holding PJSC *	1,632,361	5,128,557
Americana Restaurants International PLC - Foreign Co.	3,608,920	2,122,287
Apex Investment Co. PSC *	689,487	809,052
Borouge PLC	3,381,153	2,282,915
Burjeel Holdings PLC	792,851	453,298
Dubai Electricity & Water Authority PJSC	10,757,862	7,732,200
Dubai Financial Market PJSC	2,159,317	811,276
Dubai Investments PJSC	2,706,607	1,576,929
Dubai Islamic Bank PJSC	3,486,133	6,453,956
Emaar Development PJSC	1,123,646	3,472,150
Emaar Properties PJSC	8,028,343	20,873,845
Emirates Central Cooling Systems Corp.	3,155,337	1,572,063
Emirates NBD Bank PJSC	2,226,786	12,124,997
Emirates Telecommunications Group Co. PJSC	4,159,392	18,752,680
Fertiglobe PLC	1,516,270	1,019,640
First Abu Dhabi Bank PJSC	5,284,981	18,417,325
Ghitha Holding PJSC *	54,294	338,501
Modon Holding PSC *	3,686,636	3,442,687
Multiply Group PJSC *	5,815,428	3,229,870
NMDC Group PJSC	269,173	1,788,111
Phoenix Group PLC *	410,309	146,338
SECURITY	NUMBER OF SHARES	VALUE ($)
Pure Health Holding PJSC *	2,853,294	2,547,965
Salik Co. PJSC	2,453,523	3,693,928
		159,487,293
Total Common Stocks (Cost $6,605,578,344)		9,020,210,518

PREFERRED STOCKS 1.4% OF NET ASSETS

Brazil 1.3%
Alpargatas SA *	299,317	315,828
Banco Bradesco SA	6,200,973	13,117,213
Bradespar SA	353,166	1,091,324
Braskem SA, A Shares *	251,326	631,404
Centrais Eletricas Brasileiras SA, B Shares	338,329	2,210,515
Cia Energetica de Minas Gerais	1,811,182	3,609,836
Cia Paranaense de Energia - Copel, B Shares	1,481,648	2,409,587
Gerdau SA	1,537,102	5,226,093
Isa Energia Brasil SA	370,885	1,500,772
Itau Unibanco Holding SA	5,872,426	32,063,693
Itausa SA	6,632,845	10,831,356
Metalurgica Gerdau SA	837,221	1,606,953
Petroleo Brasileiro SA	6,614,275	43,093,348
Unipar Carbocloro SA, B Shares	69,803	607,930
Usinas Siderurgicas de Minas Gerais SA Usiminas, A Shares	504,704	519,019
		118,834,871

Chile 0.1%
Embotelladora Andina SA, B Shares	488,562	1,441,289
Sociedad Quimica y Minera de Chile SA, B Shares	157,271	5,992,810
		7,434,099

Colombia 0.0%
Bancolombia SA	597,984	4,880,312
Total Preferred Stocks (Cost $134,343,211)		131,149,282

RIGHTS 0.0% OF NET ASSETS

India 0.0%
UPL Ltd.
expires 12/17/24, strike INR 90.00 *(b)	79,363	170,568

Indonesia 0.0%
Adaro Energy Indonesia Tbk. PT
expires 12/11/24, strike IDR 5,970.73 *(b)	3,051,815	0
Total Rights (Cost $0)		170,568

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)	131,210,423	131,210,423
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)(e)	45,049,670	45,049,670
		176,260,093
Total Short-Term Investments (Cost $176,260,093)		176,260,093

Total Investments in Securities (Cost $6,916,181,648)		9,327,790,461

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 12/20/24	247	13,468,910	36,761

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $42,233,921.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
IRB —	Industrial revenue bond
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust
SD —	School district

IDR —	Indonesian Rupiah
INR —	Indian Rupee

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,002,418,779	$—	$—	$6,002,418,779
China	2,767,944,074	—	409,530	2,768,353,604
Greece	53,971,696	—	0 *	53,971,696
Hong Kong	—	—	0 *	0
Mexico	193,346,766	—	2,119,673	195,466,439
Russia	—	—	0 *	0
Preferred Stocks[1]	131,149,282	—	—	131,149,282
Rights
India	—	—	170,568	170,568
Indonesia	—	—	0 *	0
Short-Term Investments[1]	176,260,093	—	—	176,260,093
Futures Contracts[2]	36,761	—	—	36,761
Total	$9,325,127,451	$—	$2,699,771	$9,327,827,222

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2024, are disclosed in each fund’s Portfolio Holdings.
REG89451NOV24